UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2009

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO
May 31, 2009 (Unaudited)	Columbia Balanced Fund

		Shares	Value ($)*
Common Stocks — 63.7%
CONSUMER DISCRETIONARY — 5.0%
Hotels, Restaurants & Leisure — 1.0%
	Melco Crown Entertainment, Ltd., ADR (a)	96,000	577,920
	Penn National Gaming, Inc. (a)	23,200	767,224
	Starbucks Corp. (a)	38,100	548,259
Hotels, Restaurants & Leisure Total			1,893,403
Household Durables — 0.4%
	Newell Rubbermaid, Inc.	71,200	819,512
Household Durables Total			819,512
Leisure Equipment & Products — 0.4%
	Hasbro, Inc.	25,500	647,955
Leisure Equipment & Products Total			647,955
Media — 1.3%
	McGraw-Hill Companies, Inc.	30,900	929,781
	News Corp., Class A	143,600	1,404,408
Media Total			2,334,189
Multiline Retail — 0.6%
	Target Corp.	29,100	1,143,630
Multiline Retail Total			1,143,630
Specialty Retail — 0.7%
	Lowe’s Companies, Inc.	67,700	1,286,977
Specialty Retail Total			1,286,977
Textiles, Apparel & Luxury Goods — 0.6%
	NIKE, Inc., Class B	20,600	1,175,230
Textiles, Apparel & Luxury Goods Total			1,175,230
CONSUMER DISCRETIONARY TOTAL			9,300,896
CONSUMER STAPLES — 6.9%
Beverages — 1.3%
	PepsiCo, Inc.	47,400	2,467,170
Beverages Total			2,467,170
Food & Staples Retailing — 1.3%
	CVS Caremark Corp.	44,100	1,314,180
	Kroger Co.	50,775	1,157,670
Food & Staples Retailing Total			2,471,850
Personal Products — 2.3%
	Avon Products, Inc.	49,600	1,317,376
	Herbalife Ltd.	58,000	1,694,180
	Mead Johnson Nutrition Co., Class A (a)	38,700	1,205,892
Personal Products Total			4,217,448

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (CONTINUED)
Tobacco — 2.0%
	Philip Morris International, Inc.	88,300	3,765,112
Tobacco Total			3,765,112
CONSUMER STAPLES TOTAL			12,921,580
ENERGY — 9.6%
Energy Equipment & Services — 2.2%
	Schlumberger Ltd.	16,600	950,018
	Transocean Ltd. (a)	21,919	1,742,122
	Weatherford International Ltd. (a)	65,600	1,357,920
Energy Equipment & Services Total			4,050,060
Oil, Gas & Consumable Fuels — 7.4%
	Anadarko Petroleum Corp.	22,500	1,075,050
	Apache Corp.	20,800	1,752,608
	Canadian Natural Resources Ltd.	21,900	1,308,744
	Chevron Corp.	40,300	2,686,801
	ConocoPhillips	42,500	1,948,200
	Exxon Mobil Corp.	27,800	1,927,930
	Petroleo Brasilerio SA, ADR	45,200	1,580,644
	Suncor Energy, Inc.	45,000	1,593,450
Oil, Gas & Consumable Fuels Total			13,873,427
ENERGY TOTAL			17,923,487
FINANCIALS — 11.0%
Capital Markets — 4.5%
	Bank of New York Mellon Corp.	25,400	705,612
	Goldman Sachs Group, Inc.	19,900	2,876,943
	Invesco Ltd.	63,927	1,000,458
	Morgan Stanley	40,500	1,227,960
	State Street Corp.	55,100	2,559,395
Capital Markets Total			8,370,368
Commercial Banks — 1.9%
	U.S. Bancorp	40,989	786,989
	Wells Fargo & Co.	111,078	2,832,489
Commercial Banks Total			3,619,478
Diversified Financial Services — 1.9%
	JPMorgan Chase & Co.	96,780	3,571,182
Diversified Financial Services Total			3,571,182
Insurance — 2.1%
	Berkshire Hathaway, Inc., Class B (a)	451	1,340,372
	MetLife, Inc.	50,600	1,593,900

2

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (CONTINUED)
Insurance — (continued)
	Prudential Financial, Inc.	26,700	1,065,597
Insurance Total			3,999,869
Real Estate Investment Trusts (REITs) — 0.3%
	Redwood Trust, Inc.	36,145	575,428
Real Estate Investment Trusts (REITs) Total			575,428
Real Estate Management & Development — 0.3%
	CB Richard Ellis Group, Inc., Class A (a)	73,400	535,820
Real Estate Management & Development Total			535,820
FINANCIALS TOTAL			20,672,145
HEALTH CARE — 8.5%
Health Care Equipment & Supplies — 1.0%
	Baxter International, Inc.	36,300	1,858,197
Health Care Equipment & Supplies Total			1,858,197
Health Care Providers & Services — 2.0%
	AmerisourceBergen Corp.	38,000	1,409,800
	Medco Health Solutions, Inc. (a)	24,200	1,110,538
	VCA Antech, Inc. (a)	48,700	1,181,949
Health Care Providers & Services Total			3,702,287
Life Sciences Tools & Services — 0.9%
	Thermo Fisher Scientific, Inc. (a)	42,930	1,670,406
Life Sciences Tools & Services Total			1,670,406
Pharmaceuticals — 4.6%
	Abbott Laboratories	66,399	2,991,939
	Allergan, Inc.	14,600	644,298
	Merck & Co., Inc.	92,500	2,551,150
	Pfizer, Inc.	161,200	2,448,628
Pharmaceuticals Total			8,636,015
HEALTH CARE TOTAL			15,866,905
INDUSTRIALS — 5.3%
Aerospace & Defense — 2.0%
	Honeywell International, Inc.	49,490	1,641,089
	Northrop Grumman Corp.	18,800	895,256
	United Technologies Corp.	22,000	1,157,420
Aerospace & Defense Total			3,693,765
Industrial Conglomerates — 1.6%
	General Electric Co.	79,600	1,073,008
	Tyco International Ltd.	68,100	1,880,241
Industrial Conglomerates Total			2,953,249

3

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (CONTINUED)
Machinery — 1.1%
	AGCO Corp. (a)	32,700	943,722
	Navistar International Corp. (a)	26,800	1,066,908
Machinery Total			2,010,630
Road & Rail — 0.6%
	Union Pacific Corp.	25,020	1,232,735
Road & Rail Total			1,232,735
INDUSTRIALS TOTAL			9,890,379
INFORMATION TECHNOLOGY — 11.4%
Communications Equipment — 1.7%
	CommScope, Inc. (a)	25,800	676,992
	QUALCOMM, Inc.	58,700	2,558,733
Communications Equipment Total			3,235,725
Computers & Peripherals — 3.5%
	Apple, Inc. (a)	18,900	2,566,809
	Diebold, Inc.	29,400	726,768
	EMC Corp. (a)	67,700	795,475
	Hewlett-Packard Co.	72,700	2,497,245
Computers & Peripherals Total			6,586,297
Internet Software & Services — 2.0%
	Google, Inc., Class A (a)	9,100	3,796,793
Internet Software & Services Total			3,796,793
IT Services — 1.3%
	Visa, Inc., Class A	34,300	2,322,453
IT Services Total			2,322,453
Semiconductors & Semiconductor Equipment — 0.9%
	Broadcom Corp., Class A (a)	27,000	687,960
	Marvell Technology Group Ltd. (a)	82,600	944,118
Semiconductors & Semiconductor Equipment Total			1,632,078
Software — 2.0%
	Microsoft Corp.	178,190	3,722,389
Software Total			3,722,389
INFORMATION TECHNOLOGY TOTAL			21,295,735
MATERIALS — 2.6%
Chemicals — 1.8%
	Monsanto Co.	15,000	1,232,250
	Potash Corp. of Saskatchewan, Inc.	18,700	2,166,208
Chemicals Total			3,398,458

4

		Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (CONTINUED)
Metals & Mining — 0.8%
	ArcelorMittal	24,013	796,751
	Vale SA, ADR	34,000	651,100
Metals & Mining Total			1,447,851
MATERIALS TOTAL			4,846,309
TELECOMMUNICATION SERVICES — 1.9%
Diversified Telecommunication Services — 0.9%
	AT&T, Inc.	67,700	1,678,283
Diversified Telecommunication Services Total			1,678,283
Wireless Telecommunication Services — 1.0%
	Millicom International Cellular SA (a)	16,400	995,480
	Sprint Nextel Corp. (a)	178,900	921,335
Wireless Telecommunication Services Total			1,916,815
TELECOMMUNICATION SERVICES TOTAL			3,595,098
UTILITIES — 1.5%
Electric Utilities — 0.5%
	FPL Group, Inc.	18,000	1,017,540
Electric Utilities Total			1,017,540
Independent Power Producers & Energy Traders — 1.0%
	AES Corp. (a)	182,100	1,819,179
Independent Power Producers & Energy Traders Total			1,819,179
UTILITIES TOTAL			2,836,719

	Total Common Stocks (cost of $107,333,367)		119,149,253

		Par ($)
Mortgage-Backed Securities — 10.5%
Federal Home Loan Mortgage Corp.
	5.000% 12/01/35	804,487	824,767
	5.000% 07/01/38	964,409	987,611
	5.000% 12/01/38	298,032	305,202
	5.500% 12/01/18	775,290	814,264
	5.500% 07/01/19	224,195	234,904
	5.500% 07/01/21	212,819	222,120
	5.500% 08/01/21	39,848	41,590
	5.500% 12/01/36	779,242	805,980
	5.500% 12/01/37	620,171	641,257
	5.500% 07/01/38	2,574,683	2,662,077
	6.000% 03/01/17	55,503	58,848
	6.000% 04/01/17	341,003	361,554
	6.000% 05/01/17	193,372	205,026
	6.000% 08/01/17	112,791	119,588

5

		Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
	6.000% 08/01/38	991,170	1,037,823
	6.500% 08/01/32	116,968	125,778
	TBA:
	4.500% 06/11/39(b)	760,000	764,513
	5.000% 06/11/39(b)	570,000	583,003
Federal National Mortgage Association
	5.000% 05/01/37	576,801	591,317
	5.000% 03/01/38	975,984	1,000,491
	5.500% 04/01/36	1,687,676	1,747,360
	5.500% 05/01/36	61,064	63,224
	5.619% 07/01/32(c)	243,368	253,285
	6.000% 09/01/36	399,664	419,231
	6.000% 10/01/36	1,182,877	1,240,789
	6.000% 07/01/37	165,011	172,961
	6.000% 08/01/37	585,798	614,020
	6.000% 09/01/37	625,072	655,186
	6.500% 03/01/37	309,972	330,692
	6.500% 08/01/37	325,164	346,881
Government National Mortgage Association
	4.500% 02/15/39	585,813	592,148
	6.000% 12/15/37	590,177	617,695
	7.000% 10/15/31	58,771	64,188
	7.000% 04/15/32	52,424	56,863
	7.000% 05/15/32	72,471	78,608

	Total Mortgage-Backed Securities (cost of $18,991,292)		19,640,844

Corporate Fixed-Income Bonds & Notes — 9.6%
BASIC MATERIALS — 0.6%
Chemicals — 0.2%
EI Du Pont de Nemours & Co.
	5.000% 07/15/13	185,000	193,379
Huntsman International LLC
	7.875% 11/15/14	320,000	219,200
Chemicals Total			412,579
Forest Products & Paper — 0.1%
Georgia-Pacific Corp.
	8.000% 01/15/24	270,000	229,500
Forest Products & Paper Total			229,500

6

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
BASIC MATERIALS — (CONTINUED)
Iron/Steel — 0.2%
Nucor Corp.
	5.850% 06/01/18	265,000	272,078
Iron/Steel Total			272,078
Metals & Mining — 0.1%
Freeport-McMoRan Copper & Gold, Inc.
	8.375% 04/01/17	225,000	223,313
Metals & Mining Total			223,313
BASIC MATERIALS TOTAL			1,137,470
COMMUNICATIONS — 1.8%
Media — 0.5%
Cablevision Systems Corp.
	8.000% 04/15/12	190,000	186,675
Comcast Corp.
	7.050% 03/15/33	225,000	224,915
DirecTV Holdings LLC/DirecTV Financing Co.
	6.375% 06/15/15	250,000	227,500
News America, Inc.
	6.550% 03/15/33	275,000	226,523
Viacom, Inc.
	6.125% 10/05/17	75,000	69,704
Media Total			935,317
Telecommunication Services — 1.3%
AT&T, Inc.
	5.100% 09/15/14	225,000	233,111
British Telecommunications PLC
	5.150% 01/15/13	175,000	172,398
Cricket Communications, Inc.
	9.375% 11/01/14	210,000	208,950
Intelsat Corp.
	9.250% 06/15/16(d)	220,000	211,200
Lucent Technologies, Inc.
	6.450% 03/15/29	545,000	310,650
New Cingular Wireless Services, Inc.
	8.750% 03/01/31	200,000	232,984
Qwest Communications International, Inc.
	7.500% 02/15/14	235,000	216,200
Telefonica Emisiones SAU
	5.984% 06/20/11	300,000	316,827
Verizon Wireless Capital LLC
	5.550% 02/01/14(d)	240,000	253,800

7

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (CONTINUED)
Telecommunication Services — (continued)
Vodafone Group PLC
	5.750% 03/15/16	210,000	218,129
Telecommunication Services Total			2,374,249
COMMUNICATIONS TOTAL			3,309,566
CONSUMER CYCLICAL — 0.4%
Apparel — 0.1%
Levi Strauss & Co.
	9.750% 01/15/15	250,000	241,250
Apparel Total			241,250
Retail — 0.3%
CVS Caremark Corp.
	5.750% 06/01/17	200,000	199,746
Wal-Mart Stores, Inc.
	5.800% 02/15/18	300,000	322,871
Retail Total			522,617
CONSUMER CYCLICAL TOTAL			763,867
CONSUMER NON-CYCLICAL — 0.7%
Beverages — 0.2%
Bottling Group LLC
	6.950% 03/15/14	225,000	254,141
Diageo Capital PLC
	4.375% 05/03/10	200,000	202,955
Beverages Total			457,096
Food — 0.2%
Campbell Soup Co.
	4.500% 02/15/19	90,000	87,441
ConAgra Foods, Inc.
	6.750% 09/15/11	17,000	18,236
Kroger Co.
	6.200% 06/15/12	200,000	210,422
Food Total			316,099
Healthcare Services — 0.1%
HCA, Inc.
	9.250% 11/15/16	25,000	24,563
	PIK,
	9.625% 11/15/16	78,000	74,685
Healthcare Services Total			99,248

8

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (CONTINUED)
Pharmaceuticals — 0.2%
Omnicare, Inc.
	6.875% 12/15/15	240,000	216,000
Wyeth
	5.500% 02/01/14	220,000	235,341
Pharmaceuticals Total			451,341
CONSUMER NON-CYCLICAL TOTAL			1,323,784
ENERGY — 1.3%
Oil & Gas — 0.7%
Canadian Natural Resources Ltd.
	5.700% 05/15/17	150,000	144,460
Chesapeake Energy Corp.
	6.375% 06/15/15	265,000	227,238
Chevron Corp.
	4.950% 03/03/19	200,000	203,547
KCS Energy, Inc.
	7.125% 04/01/12	245,000	228,462
Nexen, Inc.
	5.875% 03/10/35	225,000	178,581
Talisman Energy, Inc.
	6.250% 02/01/38	235,000	195,048
Valero Energy Corp.
	6.875% 04/15/12	175,000	182,528
Oil & Gas Total			1,359,864
Oil & Gas Services — 0.2%
Halliburton Co.
	5.900% 09/15/18	175,000	182,996
Weatherford International Ltd.
	5.150% 03/15/13	150,000	143,979
Oil & Gas Services Total			326,975
Pipelines — 0.4%
El Paso Corp.
	6.875% 06/15/14	115,000	108,912
MarkWest Energy Partners LP
	8.500% 07/15/16	270,000	228,150
Plains All American Pipeline LP
	6.650% 01/15/37	225,000	191,794

9

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (CONTINUED)
Pipelines — (continued)
TransCanada Pipelines Ltd.
	6.350% 05/15/67(c)	245,000	161,700
Pipelines Total			690,556
ENERGY TOTAL			2,377,395
FINANCIALS — 2.9%
Banks — 1.8%
ANZ National International Ltd.
	6.200% 07/19/13(d)	200,000	204,146
Bank of New York Mellon Corp.
	5.125% 08/27/13	300,000	309,968
Capital One Financial Corp.
	5.500% 06/01/15	325,000	296,074
Citigroup, Inc.
	5.000% 09/15/14	225,000	195,633
Credit Suisse/New York NY
	6.000% 02/15/18	275,000	255,576
Deutsche Bank AG/ London
	4.875% 05/20/13	250,000	252,672
Goldman Sachs Group, Inc.
	6.345% 02/15/34	220,000	177,035
JPMorgan Chase & Co.
	6.000% 01/15/18	255,000	253,795
Keycorp
	6.500% 05/14/13	185,000	174,977
Merrill Lynch & Co., Inc.
	6.050% 08/15/12(e)	250,000	243,006
Morgan Stanley
	4.750% 04/01/14	160,000	146,393
Northern Trust Corp.
	4.625% 05/01/14	300,000	302,617
U.S. Bank N.A.
	6.300% 02/04/14	275,000	293,850
Wachovia Corp.
	4.875% 02/15/14	300,000	285,174
Banks Total			3,390,916
Diversified Financial Services — 0.4%
AGFC Capital Trust I
	6.000% 01/15/67(c)(d)	280,000	59,164
CDX North America High Yield
	8.875% 06/29/13(d)	273,000	240,923

10

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (CONTINUED)
Diversified Financial Services — (continued)
General Electric Capital Corp.
	5.000% 01/08/16	420,000	392,619
Lehman Brothers Holdings, Inc.
	5.750% 07/18/11(f)	275,000	45,375
Diversified Financial Services Total			738,081
Insurance — 0.4%
Chubb Corp.
	5.750% 05/15/18	90,000	90,707
MetLife, Inc.
	6.817% 08/15/18	185,000	186,192
Principal Life Income Funding Trusts
	5.300% 04/24/13	175,000	169,112
UnitedHealth Group, Inc.
	5.250% 03/15/11	225,000	231,168
Insurance Total			677,179
Real Estate Investment Trusts (REITs) — 0.3%
Health Care Property Investors, Inc.
	6.450% 06/25/12	200,000	188,459
Host Marriott LP
	6.750% 06/01/16	250,000	215,000
Simon Property Group LP
	5.750% 12/01/15	250,000	231,542
Real Estate Investment Trusts (REITs) Total			635,001
FINANCIALS TOTAL			5,441,177
INDUSTRIALS — 0.6%
Aerospace & Defense — 0.2%
BE Aerospace, Inc.
	8.500% 07/01/18	250,000	236,250
United Technologies Corp.
	5.375% 12/15/17	165,000	169,546
Aerospace & Defense Total			405,796
Miscellaneous Manufacturing — 0.1%
Bombardier, Inc.
	6.300% 05/01/14(d)	270,000	236,250
Miscellaneous Manufacturing Total			236,250
Transportation — 0.3%
Burlington Northern Santa Fe Corp.
	6.200% 08/15/36	185,000	173,909
Norfolk Southern Corp.
	5.750% 04/01/18	175,000	176,653

11

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (CONTINUED)
Transportation — (continued)
United Parcel Service, Inc.
	4.500% 01/15/13	145,000	154,006
Transportation Total			504,568
INDUSTRIALS TOTAL			1,146,614
TECHNOLOGY — 0.3%
Networking Equipment — 0.2%
Cisco Systems, Inc.
	4.950% 02/15/19	250,000	251,514
Networking Equipment Total			251,514
Software — 0.1%
Oracle Corp.
	6.500% 04/15/38	225,000	236,183
Software Total			236,183
TECHNOLOGY TOTAL			487,697
UTILITIES — 1.0%
Electric — 0.8%
Commonwealth Edison Co.
	5.950% 08/15/16	200,000	200,942
Consolidated Edison Co. of New York, Inc.
	5.850% 04/01/18	175,000	182,742
Indiana Michigan Power Co.
	5.650% 12/01/15	275,000	268,199
Pacific Gas & Electric Co.
	5.800% 03/01/37	170,000	165,818
Progress Energy, Inc.
	7.750% 03/01/31	250,000	266,900
Southern California Edison Co.
	5.000% 01/15/14	200,000	209,998
Texas Competitive Electric Holdings Co., LLC
	PIK,
	10.500% 11/01/16	628,468	251,387
Electric Total			1,545,986

12

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
UTILITIES — (CONTINUED)
Gas — 0.2%
Atmos Energy Corp.
	6.350% 06/15/17	210,000	202,748
Sempra Energy
	6.500% 06/01/16	180,000	183,649
Gas Total			386,397
UTILITIES TOTAL			1,932,383

	Total Corporate Fixed-Income Bonds & Notes (cost of $18,485,864)		17,919,953

Government & Agency Obligations — 5.1%
FOREIGN GOVERNMENT OBLIGATIONS — 0.5%
Province of Ontario
	5.450% 04/27/16	350,000	371,885
Province of Quebec
	4.625% 05/14/18	300,000	283,319
United Mexican States
	7.500% 04/08/33	250,000	277,500
FOREIGN GOVERNMENT OBLIGATIONS TOTAL			932,704
U.S. GOVERNMENT AGENCIES — 1.2%
Federal Home Loan Bank
	5.500% 08/13/14	800,000	895,757
Federal Home Loan Mortgage Corp.
	6.625% 09/15/09	1,310,000	1,333,939
Federal National Mortgage Association
	5.375% 08/15/09(g)	65,000	65,681
U.S. GOVERNMENT AGENCIES TOTAL			2,295,377
U.S. GOVERNMENT OBLIGATIONS — 3.4%
U.S. Treasury Bonds
	5.375% 02/15/31	2,272,000	2,593,275
U.S. Treasury Inflation Indexed Bond
	3.500% 01/15/11	1,099,845	1,148,995
U.S. Treasury Notes
	0.875% 04/30/11	1,600,000	1,599,744
	1.875% 04/30/14	1,100,000	1,076,966
U.S. GOVERNMENT OBLIGATIONS TOTAL			6,418,980

	Total Government & Agency Obligations (cost of $9,489,841)		9,647,061

Commercial Mortgage-Backed Securities — 3.7%
Bear Stearns Commercial Mortgage Securities
	5.456% 03/11/39(c)	760,000	401,031
	5.742% 09/11/42(c)	750,000	608,602

13

		Par ($)	Value ($)
Commercial Mortgage-Backed Securities — (continued)
CS First Boston Mortgage Securities Corp.
	4.577% 04/15/37	975,000	964,157
Greenwich Capital Commercial Funding Corp.
	5.117% 04/10/37	770,000	725,349
JPMorgan Chase Commercial Mortgage Securities Corp.
	5.440% 06/12/47	820,000	633,838
	5.447% 06/12/47	791,000	576,974
	4.780% 07/15/42	1,350,000	930,131
	5.857% 10/12/35	1,500,000	1,483,712
	5.525% 04/15/43(c)	1,122,000	652,184

	Total Commercial Mortgage-Backed Securities (cost of $8,540,981)		6,975,978

Collateralized Mortgage Obligations — 3.6%
AGENCY — 2.1%
Federal Home Loan Mortgage Corp.
	4.000% 09/15/15	1,229,081	1,251,922
	4.000% 10/15/18	1,900,000	1,897,472
	4.500% 08/15/28	720,000	753,595
AGENCY TOTAL			3,902,989
NON - AGENCY — 1.5%
Bear Stearns Adjustable Rate Mortgage Trust
	5.518% 02/25/47(c)	1,141,420	606,806
Lehman Mortgage Trust
	6.500% 01/25/38	597,473	427,380
SACO I, Inc.
	(h) 09/25/24(c)(i)	8,731	2,881
Structured Asset Securities Corp.
	5.500% 05/25/33	498,230	393,360
	5.500% 07/25/33	617,022	613,024
WaMu Mortgage Pass-Through Certificates
	5.693% 02/25/37(c)	1,197,485	711,835
NON-AGENCY TOTAL			2,755,286

	Total Collateralized Mortgage Obligations (cost of $7,820,446)		6,658,275

Asset-Backed Securities — 1.4%
Cityscape Home Equity Loan Trust
	7.410% 05/25/28	138,034	137,489

14

		Par ($)	Value ($)
Asset-Backed Securities — (continued)
First Alliance Mortgage Loan Trust
	7.340% 06/20/27	51,972	33,613
Ford Credit Auto Owner Trust
	5.470% 06/15/12	611,000	634,847
Franklin Auto Trust
	5.360% 05/20/16	761,000	748,550
IMC Home Equity Loan Trust
	7.310% 11/20/28	741,570	637,876
	7.520% 08/20/28	604,668	515,271

	Total Asset-Backed Securities (cost of $2,914,186)		2,707,646

Short-Term Obligation — 2.9%
	Repurchase agreement with Fixed Income Clearing Corp., dated 05/29/09, due 06/01/09 at 0.120%, collateralized by a U.S. Government Agency obligation maturing 07/18/11, market value $5,600,700 (repurchase proceeds $5,490,055)	5,490,000	5,490,000

	Total Short-Term Obligation (cost of $5,490,000)		5,490,000

	Total Investments — 100.5% (cost of $179,065,977)(j)(k)		188,189,010

	Other Assets & Liabilities, Net — (0.5)%		(1,024,480)

	Net Assets — 100.0%		187,164,530

15

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment.  To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums.  Multiple inputs from various sources may be used to determine value.

On September 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•                  Level 1 – quoted prices in active markets for identical securities

•                  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of May 31, 2009, in valuing the Fund’s assets:

	Valuation Inputs	Investments in Securities	Other Financial Instruments*
	Level 1 — Quoted Prices	$126,915,748	$8,143
	Level 2 — Other Significant Observable Inputs	61,270,381	—
	Level 3 — Significant Unobservable Inputs	2,881	—
	Total	$188,189,010	$8,143

* Other financial instruments consist of futures contracts which are not included in the investment portfolio.

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

16

	The following table reconciles asset balances for the nine month period ending May 31, 2009, in which significant unobservable inputs (Level 3) were used in determining value:

		Investments in Securities	Other Financial Instruments

	Balance as of August 31, 2008	$8,880	$—
	Accretion of discounts/Amortization of premiums	20	—
	Realized gain	10	—
	Change in unrealized depreciation	(5,835)	—
	Net sales	(194)	—
	Transfers into and/or out of Level 3	—	—
	Balance as of May 31, 2009	$2,881	$—

The change in unrealized losses attributable to securities owned at May 31, 2009 which were valued using significant unobservable inputs (Level 3) amounted to $5,835.

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the period.

(a)	Non-income producing security.

(b)	Security purchased on a delayed delivery basis.

(c)	The interest rate shown on floating rate or variable rate securities reflects the rate at May 31, 2009.

(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2009, these securities, which are not illiquid, amounted to $1,205,483, which represents 0.6% of net assets.

(e)	Investments in affiliates during the nine month period ended May 31, 2009:

	Security name:		Merrill Lynch & Co., Inc

	Par as of 08/31/08:		250,000
	Par purchased:		—
	Par sold:		—
	Par as of 05/31/09:		250,000
	Net realized gain (loss):	$—
	Dividend income earned:	$11,344
	Value at end of period:	$243,006

(f)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants.  Income is not being accrued.  At May 31, 2009, the value of this security amounted to $45,375, which represents less than 0.1% of net assets.

17

(g)	All of this security with a market value of $65,681 is pledged as collateral for open futures contracts.

(h)	Zero coupon bond.

(i)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. The value of this security amounted to $2,881, which represents less than 0.1% of net assets.

(j)	Cost for federal income tax purposes is $179,065,977.

(k)	Unrealized appreciation and depreciation at May 31, 2009, based on cost of investments for federal income tax purposes was:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
	$20,906,888	$(11,783,855)	$9,123,033

At May 31, 2009, the Fund held the following open long futures contracts:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Appreciation
10-Year U.S. Treasury Notes	12	$1,404,000	$1,391,195	Sep-09	$12,805

At May 31, 2009, the Fund held the following open short futures contracts:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Depreciation
2-Year U.S. Treasury Notes	21	$4,553,063	$4,548,401	Sep-09	$(4,662)

Acronym	Name
ADR	American Depositary Receipt
PIK	Payment-In-Kind
TBA	To Be Announced

18

INVESTMENT PORTFOLIO
May 31, 2009 (Unaudited)	Columbia Conservative High Yield Fund

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes — 94.5%
BASIC MATERIALS — 12.5%
Chemicals — 1.7%
Agricultural Chemicals — 0.4%
Terra Capital, Inc.
	7.000% 02/01/17	2,305,000	2,155,175
			2,155,175
Chemicals-Diversified — 1.3%
Huntsman International LLC
	6.875% 11/15/13(a)	1,975,000	1,745,035
	7.875% 11/15/14	1,375,000	941,875
INVISTA
	9.250% 05/01/12(a)	4,465,000	4,174,775
			6,861,685
Chemicals Total			9,016,860
Forest Products & Paper — 2.3%
Paper & Related Products — 2.3%
Cascades, Inc.
	7.250% 02/15/13	3,705,000	3,195,562
Domtar Corp.
	7.125% 08/15/15	2,150,000	1,784,500
Georgia-Pacific Corp.
	8.000% 01/15/24	5,000,000	4,250,000
Westvaco Corp.
	8.200% 01/15/30	3,235,000	2,724,459
			11,954,521
Forest Products & Paper Total			11,954,521
Iron/Steel — 2.9%
Steel-Producers — 2.9%
ArcelorMittal
	9.850% 06/01/19	1,785,000	1,833,174
Russel Metals, Inc.
	6.375% 03/01/14	3,775,000	3,048,313
Steel Dynamics, Inc.
	8.250% 04/15/16(a)	6,535,000	5,571,087
United States Steel Corp.
	7.000% 02/01/18	5,640,000	4,690,799
			15,143,373
Iron/Steel Total			15,143,373

1

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
BASIC MATERIALS — (CONTINUED)
Metals & Mining — 5.6%
Diversified Minerals — 2.8%
FMG Finance Ltd.
	10.625% 09/01/16(a)	3,335,000	2,959,812
Rio Tinto Finance USA Ltd.
	8.950% 05/01/14	1,070,000	1,149,940
Teck Resources Ltd.
	10.750% 05/15/19(a)	10,740,000	11,048,775
			15,158,527
Metal-Diversified — 2.8%
Freeport-McMoRan Copper & Gold, Inc.
	8.375% 04/01/17	14,895,000	14,783,288
			14,783,288
Metals & Mining Total			29,941,815
BASIC MATERIALS TOTAL			66,056,569
COMMUNICATIONS — 20.3%
Advertising — 0.4%
Advertising Agencies — 0.4%
Interpublic Group of Companies, Inc.
	7.250% 08/15/11	2,295,000	2,157,300
			2,157,300
Advertising Total			2,157,300
Media — 5.3%
Broadcast Services/Programs — 0.5%
Liberty Media LLC
	8.250% 02/01/30	3,935,000	2,636,450
			2,636,450
Cable TV — 4.8%
Cablevision Systems Corp.
	8.000% 04/15/12	1,125,000	1,105,313
CSC Holdings, Inc.
	7.625% 04/01/11	3,315,000	3,306,712
	8.625% 02/15/19(a)	1,070,000	1,049,938
DirecTV Holdings LLC/DirecTV Financing Co.
	6.375% 06/15/15	10,410,000	9,473,100
EchoStar DBS Corp.
	6.625% 10/01/14	11,495,000	10,431,712
			25,366,775
Media Total			28,003,225

2

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (CONTINUED)
Telecommunication Services — 14.6%
Cellular Telecommunications — 4.2%
Cricket Communications, Inc.
	7.750% 05/15/16(a)(b)	4,325,000	4,179,031
Digicel Ltd.
	9.250% 09/01/12(a)	3,490,000	3,332,950
MetroPCS Wireless, Inc.
	9.250% 11/01/14	2,875,000	2,885,781
Nextel Communications, Inc.
	7.375% 08/01/15	9,120,000	7,227,600
Wind Acquisition Finance SA
	10.750% 12/01/15(a)	4,440,000	4,662,000
			22,287,362
Media — 0.8%
Quebecor Media, Inc.
	7.750% 03/15/16	5,145,000	4,566,187
			4,566,187
Satellite Telecommunications — 1.7%
Inmarsat Finance PLC
	7.625% 06/30/12	630,000	615,038
	10.375% 11/15/12	4,145,000	4,279,712
Intelsat Corp.
	9.250% 06/15/16(a)	4,390,000	4,214,400
			9,109,150
Telecommunication Equipment — 0.5%
Lucent Technologies, Inc.
	6.450% 03/15/29	4,735,000	2,698,950
			2,698,950
Telecommunication Services — 0.3%
Time Warner Telecom Holdings, Inc.
	9.250% 02/15/14	1,585,000	1,588,963
			1,588,963
Telephone-Integrated — 6.2%
Citizens Communications Co.
	7.875% 01/15/27	7,260,000	5,916,900
Qwest Communications International, Inc.
	7.500% 02/15/14	2,285,000	2,102,200
Qwest Corp.
	7.500% 10/01/14	6,345,000	6,059,475
	7.500% 06/15/23	3,875,000	3,080,625
	8.875% 03/15/12	4,670,000	4,705,025

3

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (CONTINUED)
Telecommunication Services — (continued)
Telephone-Integrated — (continued)
Windstream Corp.
	7.000% 03/15/19	5,205,000	4,645,463
	8.625% 08/01/16	6,345,000	6,233,962
			32,743,650
Wireless Equipment — 0.9%
CC Holdings GS V LLC/Crown Castle GS III Corp.
	7.750% 05/01/17(a)	4,755,000	4,683,675
			4,683,675
Telecommunication Services Total			77,677,937
COMMUNICATIONS TOTAL			107,838,462
CONSUMER CYCLICAL — 8.5%
Apparel — 0.3%
Apparel Manufacturers — 0.3%
Levi Strauss & Co.
	9.750% 01/15/15	1,810,000	1,746,650
			1,746,650
Apparel Total			1,746,650
Auto Parts & Equipment — 0.7%
Rubber-Tires — 0.7%
Goodyear Tire & Rubber Co.
	8.625% 12/01/11	136,000	132,260
	9.000% 07/01/15	2,771,000	2,646,305
	10.500% 05/15/16	895,000	890,525
			3,669,090
Auto Parts & Equipment Total			3,669,090
Entertainment — 0.6%
Music — 0.6%
WMG Acquisition Corp.
	7.375% 04/15/14	2,775,000	2,344,875
	9.500% 06/15/16(a)	605,000	604,244
			2,949,119
Entertainment Total			2,949,119
Home Builders — 1.8%
Building-Residential/Commercial — 1.8%
D.R. Horton, Inc.
	5.625% 09/15/14	2,775,000	2,358,750
	5.625% 01/15/16	2,250,000	1,845,000

4

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (CONTINUED)
Home Builders — (continued)
Building-Residential/Commercial — (continued)
KB Home
	5.875% 01/15/15	4,750,000	4,061,250
Ryland Group, Inc.
	8.400% 05/15/17	1,190,000	1,154,300
			9,419,300
Home Builders Total			9,419,300
Lodging — 2.0%
Casino Hotels — 0.4%
MGM Mirage
	7.500% 06/01/16	3,550,000	2,307,500
			2,307,500
Gambling (Non-Hotel) — 0.7%
Seminole Indian Tribe of Florida
	7.804% 10/01/20(a)	4,105,000	3,438,635
			3,438,635
Hotels & Motels — 0.9%
Starwood Hotels & Resorts Worldwide, Inc.
	6.750% 05/15/18	5,750,000	4,887,500
			4,887,500
Lodging Total			10,633,635
Retail — 3.1%
Retail-Apparel/Shoe — 0.6%
Phillips-Van Heusen Corp.
	7.250% 02/15/11	2,445,000	2,420,550
	8.125% 05/01/13	735,000	720,300
			3,140,850
Retail-Computer Equipment — 0.5%
GameStop Corp. / GameStop, Inc.
	8.000% 10/01/12	2,720,000	2,730,200
			2,730,200
Retail-Hypermarkets — 0.8%
New Albertsons, Inc.
	8.000% 05/01/31	4,915,000	4,226,900
			4,226,900
Retail-Propane Distributors — 1.2%
AmeriGas Partners LP
	7.125% 05/20/16	4,315,000	3,996,769
	7.250% 05/20/15	235,000	220,900

5

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (CONTINUED)
Retail — (continued)
Retail-Propane Distributors — (continued)
Inergy LP/Inergy Finance Corp.
	8.250% 03/01/16	1,165,000	1,138,787
	8.750% 03/01/15(a)	1,040,000	1,029,600
			6,386,056
Retail Total			16,484,006
CONSUMER CYCLICAL TOTAL			44,901,800
CONSUMER NON-CYCLICAL — 14.2%
Agriculture — 0.6%
Tobacco — 0.6%
Reynolds American, Inc.
	7.625% 06/01/16	3,440,000	3,376,659
			3,376,659
Agriculture Total			3,376,659
Beverages — 1.1%
Beverages-Wine/Spirits — 1.1%
Constellation Brands, Inc.
	8.125% 01/15/12	5,845,000	5,815,775
			5,815,775
Beverages Total			5,815,775
Biotechnology — 0.9%
Medical-Biomedical/Gene — 0.9%
Bio-Rad Laboratories, Inc.
	7.500% 08/15/13	3,790,000	3,742,625
	8.000% 09/15/16(a)	770,000	771,925
			4,514,550
Biotechnology Total			4,514,550
Commercial Services — 3.6%
Commercial Services — 0.5%
Iron Mountain, Inc.
	8.000% 06/15/20	2,910,000	2,691,750
			2,691,750
Funeral Services & Related Items — 0.7%
Service Corp. International
	6.750% 04/01/16	700,000	644,000
	7.375% 10/01/14	3,215,000	3,094,438
			3,738,438
Private Corrections — 2.0%
Corrections Corp. of America
	6.250% 03/15/13	280,000	265,300

6

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (CONTINUED)
Commercial Services — (continued)
Private Corrections — (continued)
	7.500% 05/01/11	5,105,000	5,053,950
	7.750% 06/01/17	4,000,000	3,920,000
GEO Group, Inc.
	8.250% 07/15/13	1,432,000	1,396,200
			10,635,450
Rental Auto/Equipment — 0.4%
United Rentals North America, Inc.
	6.500% 02/15/12	2,280,000	2,131,800
			2,131,800
Commercial Services Total			19,197,438
Food — 1.8%
Food-Meat Products — 1.2%
JBS USA LLC/JBS USA Finance, Inc.
	11.625% 05/01/14(a)	2,380,000	2,284,800
Tyson Foods, Inc.
	10.500% 03/01/14(a)	3,905,000	4,139,300
			6,424,100
Food-Miscellaneous/Diversified — 0.6%
Del Monte Corp.
	6.750% 02/15/15	3,315,000	3,140,963
			3,140,963
Food Total			9,565,063
Healthcare Products — 0.5%
Medical Products — 0.5%
Biomet, Inc.
	PIK,
	10.375% 10/15/17	2,630,000	2,498,500
			2,498,500
Healthcare Products Total			2,498,500
Healthcare Services — 3.8%
Medical-HMO — 0.3%
Coventry Health Care, Inc.
	5.875% 01/15/12	1,920,000	1,780,045
			1,780,045
Medical-Hospitals — 3.5%
Community Health Systems, Inc.
	8.875% 07/15/15	2,380,000	2,353,225
HCA, Inc.
	9.250% 11/15/16	3,850,000	3,782,625

7

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (CONTINUED)
Healthcare Services — (continued)
Medical-Hospitals — (continued)
	PIK,
	9.625% 11/15/16	13,022,000	12,468,565
			18,604,415
Healthcare Services Total			20,384,460
Household Products/Wares — 0.4%
Consumer Products-Miscellaneous — 0.4%
American Greetings Corp.
	7.375% 06/01/16	2,965,000	1,867,950
			1,867,950
Household Products/Wares Total			1,867,950
Pharmaceuticals — 1.5%
Medical-Drugs — 0.7%
Elan Finance PLC
	4.883% 11/15/11(c)	885,000	765,525
	8.875% 12/01/13	1,560,000	1,341,600
Warner Chilcott Corp.
	8.750% 02/01/15	1,765,000	1,765,000
			3,872,125
Pharmacy Services — 0.8%
Omnicare, Inc.
	6.750% 12/15/13	4,380,000	3,974,850
			3,974,850
Pharmaceuticals Total			7,846,975
CONSUMER NON-CYCLICAL TOTAL			75,067,370
ENERGY — 14.4%
Coal — 2.0%
Coal — 2.0%
Arch Western Finance LLC
	6.750% 07/01/13	6,595,000	6,001,450
Massey Energy Co.
	6.875% 12/15/13	5,465,000	4,836,525
			10,837,975
Coal Total			10,837,975
Oil & Gas — 7.9%
Oil Companies-Exploration & Production — 6.8%
Chesapeake Energy Corp.
	6.375% 06/15/15	11,700,000	10,032,750
	9.500% 02/15/15	595,000	587,563

8

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (CONTINUED)
Oil & Gas — (continued)
Oil Companies-Exploration & Production — (continued)
Cimarex Energy Co.
	7.125% 05/01/17	3,335,000	2,893,112
KCS Energy, Inc.
	7.125% 04/01/12	2,455,000	2,289,288
Newfield Exploration Co.
	6.625% 09/01/14	6,095,000	5,607,400
	6.625% 04/15/16	870,000	787,350
OPTI Canada, Inc.
	8.250% 12/15/14	3,120,000	2,152,800
PetroHawk Energy Corp.
	7.875% 06/01/15	1,050,000	973,875
Pioneer Natural Resources Co.
	5.875% 07/15/16	1,830,000	1,592,100
Quicksilver Resources, Inc.
	7.125% 04/01/16	2,765,000	2,018,450
Range Resources Corp.
	7.500% 05/15/16	4,440,000	4,262,400
Southwestern Energy Co.
	7.500% 02/01/18(a)	3,135,000	2,986,087
			36,183,175
Oil Refining & Marketing — 1.1%
Frontier Oil Corp.
	8.500% 09/15/16	1,485,000	1,470,150
Tesoro Corp.
	6.625% 11/01/15	4,975,000	4,234,969
			5,705,119
Oil & Gas Total			41,888,294
Oil, Gas & Consumable Fuels — 1.2%
Oil Companies-Exploration & Production — 1.2%
Forest Oil Corp.
	8.500% 02/15/14(a)	6,530,000	6,301,450
			6,301,450
Oil, Gas & Consumable Fuels Total			6,301,450
Pipelines — 3.3%
Pipelines — 3.3%
El Paso Corp.
	6.875% 06/15/14	750,000	710,297
	7.250% 06/01/18	1,875,000	1,726,993
El Paso Performance-Linked Trust
	7.750% 07/15/11(a)	5,785,000	5,714,475

9

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (CONTINUED)
Pipelines — (continued)
Pipelines — (continued)
Kinder Morgan Finance Co. ULC
	5.700% 01/05/16	5,690,000	4,864,950
MarkWest Energy Partners LP
	6.875% 11/01/14	2,455,000	2,013,100
	8.500% 07/15/16	345,000	291,525
Williams Companies, Inc.
	7.625% 07/15/19	1,160,000	1,131,000
	7.875% 09/01/21	870,000	843,900
	8.125% 03/15/12	105,000	107,380
			17,403,620
Pipelines Total			17,403,620
ENERGY TOTAL			76,431,339
FINANCIALS — 2.6%
Banks — 0.2%
Special Purpose Entity — 0.2%
Goldman Sachs Capital II
	5.793% 12/29/49(c)	1,790,000	1,038,481
			1,038,481
Banks Total			1,038,481
Diversified Financial Services — 1.1%
Finance-Consumer Loans — 0.3%
Sears Roebuck Acceptance Corp.
	7.000% 02/01/11	1,445,000	1,325,787
			1,325,787
Finance-Investment Banker/Broker — 0.8%
Lazard Group LLC
	7.125% 05/15/15	4,980,000	4,345,369
			4,345,369
Diversified Financial Services Total			5,671,156
Insurance — 0.4%
Property/Casualty Insurance — 0.4%
Crum & Forster Holdings Corp.
	7.750% 05/01/17	2,505,000	2,079,150
			2,079,150
Insurance Total			2,079,150

10

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (CONTINUED)
Real Estate Investment Trusts (REITs) — 0.9%
REITS-Hotels — 0.9%
Host Hotels & Resorts LP
	6.750% 06/01/16	4,720,000	4,059,200
Host Marriott LP
	6.375% 03/15/15	905,000	773,775
			4,832,975
Real Estate Investment Trusts (REITs) Total			4,832,975
FINANCIALS TOTAL			13,621,762
INDUSTRIALS — 13.7%
Aerospace & Defense — 2.3%
Aerospace/Defense-Equipment — 1.1%
BE Aerospace, Inc.
	8.500% 07/01/18	4,710,000	4,450,950
Moog, Inc.
	7.250% 06/15/18(a)	1,295,000	1,217,300
			5,668,250
Electronics-Military — 1.2%
L-3 Communications Corp.
	5.875% 01/15/15	3,840,000	3,417,600
	6.375% 10/15/15	3,470,000	3,157,700
			6,575,300
Aerospace & Defense Total			12,243,550
Building Materials — 0.7%
Building & Construction Products-Miscellaneous — 0.6%
Owens Corning
	6.500% 12/01/16	4,005,000	3,484,594
			3,484,594
Building Products-Cement/Aggregation — 0.1%
Texas Industries, Inc.
	7.250% 07/15/13(a)	440,000	378,400
			378,400
Building Materials Total			3,862,994
Electrical Components & Equipment — 1.0%
Wire & Cable Products — 1.0%
Belden, Inc.
	7.000% 03/15/17	2,360,000	2,091,550
General Cable Corp.
	3.583% 04/01/15(c)	1,535,000	1,243,350

11

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (CONTINUED)
Electrical Components & Equipment — (continued)
Wire & Cable Products — (continued)
	7.125% 04/01/17	2,075,000	1,898,625
			5,233,525
Electrical Components & Equipment Total			5,233,525
Electronics — 0.6%
Electronic Components-Miscellaneous — 0.6%
Flextronics International Ltd.
	2.664% 10/01/14(c)(d)	42,359	33,929
	2.668% 10/04/14(c)	646,480	517,830
	3.381% 10/01/14(c)(d)	272,740	218,465
	3.381% 10/01/14(c)(d)	15,306	12,260
	3.458% 10/01/14(c)(d)	244,991	196,237
	6.250% 11/15/14	1,935,000	1,731,825
Flextronics International Ltd. (Term Loan)
	2.664% 10/01/14(c)(d)	35,307	28,281
	3.381% 10/01/14(c)(d)	166,992	133,761
	3.458% 10/01/14(c)(d)	545,826	437,207
			3,309,795
Electronics Total			3,309,795
Environmental Control — 0.2%
Non-Hazardous Waste Disposal — 0.2%
Allied Waste North America, Inc.
	7.125% 05/15/16	1,145,000	1,119,238
			1,119,238
Environmental Control Total			1,119,238
Machinery-Construction & Mining — 0.6%
Machinery-Construction & Mining — 0.6%
Terex Corp.
	8.000% 11/15/17	3,690,000	2,988,900
			2,988,900
Machinery-Construction & Mining Total			2,988,900
Machinery-Diversified — 1.0%
Machinery-General Industry — 1.0%
Manitowoc Co., Inc.
	7.125% 11/01/13	3,445,000	2,463,175

12

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (CONTINUED)
Machinery-Diversified — (continued)
Machinery-General Industry — (continued)
Westinghouse Air Brake Technologies Corp.
	6.875% 07/31/13	3,130,000	3,067,400
			5,530,575
Machinery-Diversified Total			5,530,575
Miscellaneous Manufacturing — 2.3%
Diversified Manufacturing Operators — 1.8%
Bombardier, Inc.
	6.300% 05/01/14(a)	6,690,000	5,853,750
Koppers Holdings, Inc.
	(e) 11/15/14 (9.875% 11/15/09)	1,785,000	1,570,800
Trinity Industries, Inc.
	6.500% 03/15/14	2,530,000	2,175,800
			9,600,350
Miscellaneous Manufacturing — 0.5%
American Railcar Industries, Inc.
	7.500% 03/01/14	2,715,000	2,348,475
			2,348,475
Miscellaneous Manufacturing Total			11,948,825
Packaging & Containers — 2.4%
Containers-Metal/Glass — 2.1%
Crown Americas LLC & Crown Americas Capital Corp.
	7.750% 11/15/15	2,940,000	2,866,500
Crown Americas LLC & Crown Americas Capital Corp. II
	7.625% 05/15/17(a)	1,435,000	1,406,300
Owens-Brockway Glass Container, Inc.
	8.250% 05/15/13	3,860,000	3,860,000
Silgan Holdings, Inc.
	6.750% 11/15/13	3,255,000	3,173,625
			11,306,425
Containers-Paper/Plastic — 0.3%
Temple-Inland, Inc.
	6.625% 01/15/16	1,850,000	1,624,720
			1,624,720
Packaging & Containers Total			12,931,145
Transportation — 2.6%
Transportation-Marine — 1.5%
Navios Maritime Holdings, Inc.
	9.500% 12/15/14	2,545,000	1,946,925

13

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (CONTINUED)
Transportation — (continued)
Transportation-Marine — (continued)
Stena AB
	7.500% 11/01/13	2,775,000	2,164,500
Teekay Corp.
	8.875% 07/15/11	3,796,000	3,748,550
			7,859,975
Transportation-Railroad — 0.5%
Kansas City Southern de Mexico SA de CV
	7.375% 06/01/14	3,220,000	2,543,800
			2,543,800
Transportation-Services — 0.6%
Bristow Group, Inc.
	7.500% 09/15/17	3,720,000	3,236,400
			3,236,400
Transportation Total			13,640,175
INDUSTRIALS TOTAL			72,808,722
TECHNOLOGY — 0.4%
Computers — 0.3%
Computers-Memory Devices — 0.3%
Seagate Technology International
	10.000% 05/01/14(a)	1,645,000	1,661,450
			1,661,450
Computers Total			1,661,450
Office/Business Equipment — 0.1%
Office Automation & Equipment — 0.1%
Xerox Corp.
	6.400% 03/15/16	659,000	610,452
			610,452
Office/Business Equipment Total			610,452
TECHNOLOGY TOTAL			2,271,902
UTILITIES — 7.9%
Electric — 7.7%
Electric-Generation — 3.0%
AES Corp.
	7.750% 03/01/14	3,665,000	3,490,913
	8.000% 10/15/17	3,720,000	3,459,600
Edison Mission Energy
	7.000% 05/15/17	3,940,000	2,856,500
Intergen NV
	9.000% 06/30/17(a)	6,255,000	5,973,525
			15,780,538

14

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
UTILITIES — (CONTINUED)
Electric-Integrated — 2.6%
Calpine Construction Finance Co. LP & CCFC Finance Corp.
	8.000% 06/01/16(a)	2,300,000	2,187,875
CMS Energy Corp.
	6.875% 12/15/15	2,855,000	2,577,351
Ipalco Enterprises, Inc.
	7.250% 04/01/16(a)	3,850,000	3,696,000
TXU Energy Co. LLC (Term Loan)
	3.882% 10/10/14(c)(d)	3,900,000	2,685,150
	3.928% 10/10/14(c)(d)	40,000	27,540
	3.928% 10/10/14(c)	40,000	27,540
	PIK,
	3.882% 10/10/14(c)(d)	3,900,000	2,685,150
			13,886,606
Independent Power Producer — 2.1%
Dynegy Holdings, Inc.
	7.125% 05/15/18	2,120,000	1,356,800
Mirant North America LLC
	7.375% 12/31/13	4,425,000	4,236,937
NRG Energy, Inc.
	7.375% 02/01/16	2,750,000	2,588,438
NSG Holdings LLC/NSG Holdings, Inc.
	7.750% 12/15/25(a)	3,870,000	3,115,350
			11,297,525
Electric Total			40,964,669
Gas — 0.2%
Gas-Distribution — 0.2%
Centerpoint Energy, Inc.
	5.950% 02/01/17	420,000	354,924
	6.500% 05/01/18	1,000,000	856,165
			1,211,089
Gas Total			1,211,089
UTILITIES TOTAL			42,175,758

	Total Corporate Fixed-Income Bonds & Notes (cost of $529,397,123)		501,173,684

15

		Par ($)	Value ($)
Municipal Bonds — 0.4%
VIRGINIA — 0.4%
VA Tobacco Settlement Financing Corp.
	Series 2007 A1,
	6.706% 06/01/46	3,635,000	1,980,712
VIRGINIA TOTAL			1,980,712

	Total Municipal Bonds (cost of $3,634,690)		1,980,712

Short-Term Obligation — 5.0%
	Repurchase agreement with Fixed Income Clearing Corp., dated 05/29/09, due 06/01/09 at 0.120%, collateralized by a U.S. Government Agency obligation maturing 06/15/10, market value of $27,038,435 (repurchase proceeds $26,507,265)	26,507,000	26,507,000

	Total Short-Term Obligation (cost of $26,507,000)		26,507,000

	Total Investments — 99.9% (cost of $559,538,813)(f)(g)		529,661,396

	Other Assets & Liabilities, Net — 0.1%		685,586

	Net Assets — 100.0%		530,346,982

16

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Forward currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security.

On September 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•                  Level 1—quoted prices in active markets for identical securities

•                  Level 2—prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others)

•                  Level 3—prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

17

The following table summarizes the inputs used, as of May 31, 2009, in valuing the Fund’s assets:

			Investments in		Other Financial
	Valuation Inputs		Securities		Instruments*
	Level 1 – Quoted Prices		$—		$—
	Level 2 – Other Significant Observable Inputs		529,661,396	(65,771)
	Level 3 – Significant Unobservable Inputs		—		—
	Total		$529,661,396		$(65,771)

*Other financial instruments consist of forward foreign currency exchange contract which are not included in the investment portfolio.

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

The following table reconciles asset balances for the nine month period ended May 31, 2009, in which significant unobservable inputs (Level 3) were used in determining value:

			Investments in		Other Financial
	Valuation Inputs		Securities		Instruments
	Balance as August 31, 2008		$—		$—
	Accretion of discounts/amortization of premiums		—		—
	Realized gain (loss)		—		—
	Change in unrealized appreciation (depreciation)		—		—
Net purchases (sales)
	Transfers into Level 3		18,716
	Transfers out of Level 3		(18,716)		—
	Balance as of May 31, 2009		$—		—

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2009, these securities, which are not illiquid, except for the followings, amounted to $100,381,944, which represents 18.9% of net assets.

	Security	Acquisition Date	Par	Cost	Value
	Seminole Indian Tribe of Florida 7.804% 10/01/20	09/26/07-10/04/07	$4,105,000	$4,167,863	$3,438,635

(b)	Security purchased on a delayed delivery basis.
(c)	The interest rate shown on floating rate or variable rate securities reflects the rate at May 31, 2009.
(d)	Loan participation agreement.
(e)	Step bond. This security is currently not paying coupon. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.
(f)	Cost for federal income tax purposes is $560,448,151.

18

(g)	Unrealized appreciation and depreciation at May 31, 2008, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$11,231,139	$(42,017,894)	$(30,786,755)

Forward foreign currency exchange contract outstanding on May 31, 2009:

Forward Foreign Currency Contracts to Sell	Value	Aggregate Face Value	Settlement Date	Unrealized (Depreciation)
EUR	$1,738,571	$1,672,800	06/24/09	$(65,771)

Acronym	Name
EUR	Euro
PIK	Payment-In-Kind

19

INVESTMENT PORTFOLIO

May 31, 2009 (Unaudited)	Columbia Federal Securities Fund

		Par ($)	Value ($)*
Mortgage-Backed Securities — 52.5%
Federal Home Loan Mortgage Corp.
	3.652% 05/01/18(a)	15,299	15,325
	3.791% 07/01/19(a)	33,328	33,520
	4.499% 02/01/18(a)	16,763	16,805
	5.605% 08/01/37(a)	5,013,066	5,215,169
	5.703% 06/01/36(a)	6,508,943	6,726,884
	5.714% 06/01/37(a)	4,555,205	4,759,380
	6.000% 03/01/38	48,387,616	50,667,882
	6.000% 05/01/38	13,824,500	14,475,202
	7.000% 08/01/29	10	10
	7.500% 10/01/11	3,179	3,307
	7.500% 03/01/16	3,767	3,976
	8.000% 09/01/09	726	737
	8.000% 05/01/10	122	127
	8.000% 12/01/11	1,373	1,406
	8.000% 05/01/16	478	492
	8.000% 04/01/17	46,997	50,604
	8.500% 03/01/17	4,668	5,057
	8.500% 06/01/17	294	319
	8.500% 09/01/17	9,763	10,565
	8.500% 09/01/20	41,006	44,375
	9.000% 07/01/09	3,797	3,860
	9.000% 12/01/16	2,547	2,817
	9.000% 12/01/18	4,247	4,681
	9.000% 01/01/22	60,370	67,446
	9.250% 07/01/10	120	122
	9.250% 10/01/19	13,111	14,636
	9.500% 04/01/11	592	634
	9.500% 05/01/12	1,359	1,475
	9.500% 04/01/16	687	764
	9.500% 07/01/16	745	837
	9.500% 09/01/16	721	808
	9.500% 10/01/16	3,662	4,089
	9.500% 04/01/18	597	605
	9.500% 09/01/20	283	316
	9.500% 06/01/21	9,191	10,265
	9.750% 09/01/16	5,110	5,633
	10.000% 09/01/18	656	689
	10.000% 11/01/19	36,552	41,156
	10.250% 09/01/09	193	198
	10.250% 06/01/10	1,240	1,264

		Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
	10.250% 10/01/10	4,083	4,242
	10.500% 01/01/16	43,988	49,125
	10.500% 06/01/17	59,142	64,284
	10.500% 08/01/19	7,920	8,880
	10.500% 09/01/19	5,266	5,384
	10.500% 01/01/20	23,785	26,446
	10.500% 04/01/21	2,807	2,940
	11.250% 10/01/09	183	183
	11.250% 02/01/10	755	796
	11.250% 04/01/11	9,691	10,585
	11.250% 10/01/12	1,705	1,743
	11.250% 08/01/13	12,882	13,163
	11.250% 02/01/15	616	631
	11.250% 09/01/15	6,273	7,232
	11.250% 12/01/15	22,033	25,460
	11.500% 02/01/15	26,449	28,211
Federal National Mortgage Association
	3.000% 11/01/19(a)	2,688	2,679
	3.732% 07/01/27(a)	17,293	17,282
	3.827% 06/01/20(a)	17,683	17,710
	3.829% 07/01/20(a)	6,150	6,137
	4.000% 03/01/39	13,138,442	12,987,596
	4.055% 03/01/18(a)	83,041	82,537
	4.146% 08/01/19(a)	21,858	21,749
	4.276% 12/01/17(a)	12,740	12,692
	4.500% 02/01/39	31,957,531	32,237,493
	5.125% 06/01/19(a)	12,898	12,867
	5.157% 12/01/31(a)	37,886	38,604
	5.199% 08/01/36(a)	14,905	15,219
	5.500% 04/01/36	26,738,012	27,721,191
	5.500% 02/01/37	61,133,414	63,276,267
	5.500% 11/01/38	15,750,087	16,301,274
	5.656% 10/01/37(a)	4,298,158	4,472,307
	6.000% 01/01/24	149,142	157,264
	6.000% 02/01/24	104,050	109,879
	6.000% 03/01/24	730,175	771,079
	6.000% 04/01/24	559,840	591,056
	6.000% 05/01/24	234,792	247,945
	6.000% 08/01/24	64,565	68,182
	6.000% 01/01/26	1,877	1,983
	6.000% 03/01/26	33,843	35,739

		Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
	6.000% 04/01/26	1,402	1,480
	6.000% 05/01/26	5,974	6,308
	6.500% 06/01/09	3	3
	6.500% 08/01/10	3,878	4,000
	6.500% 12/01/10	255	263
	6.500% 04/01/11	5,072	5,363
	6.500% 10/01/22	22,627	24,144
	6.500% 09/01/25	39,080	42,248
	6.500% 11/01/25	97,523	105,428
	6.500% 05/01/26	171,868	185,800
	6.500% 09/01/28	10,368	11,208
	6.500% 12/01/28	12,674	13,701
	6.500% 01/01/29	106,581	115,221
	6.500% 06/01/29	87,570	94,614
	6.500% 10/01/37	26,811,552	28,602,229
	6.565% 07/01/16	4,519,844	5,052,473
	7.000% 06/01/09	9	9
	7.000% 07/01/10	1,650	1,708
	7.000% 09/01/10	2,495	2,583
	7.000% 10/01/10	1,022	1,058
	7.000% 10/01/12	8,496	8,907
	7.000% 08/01/23	121,160	132,963
	7.000% 10/01/23	24,014	26,354
	7.000% 11/01/23	38,281	42,011
	7.000% 02/01/27	5,341	5,849
	7.500% 12/01/09	1,581	1,609
	7.500% 02/01/10	109	111
	7.500% 06/01/10	836	869
	7.500% 11/01/11	621	647
	7.500% 12/01/14	311	331
	7.500% 01/01/17	27,484	30,348
	7.500% 02/01/18	10,245	11,323
	7.500% 10/01/23	11,522	12,666
	7.500% 12/01/23	49,996	54,958
	8.000% 03/01/13	1,254	1,379
	8.000% 11/01/15	818	907
	8.000% 06/01/25	1,725	1,913
	8.000% 08/01/27	23,465	26,041
	8.000% 02/01/30	1,652	1,838
	8.000% 03/01/30	3,187	3,526
	8.000% 08/01/30	1,953	2,160
	8.000% 10/01/30	30,339	33,569

		Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
	8.000% 11/01/30	142,354	157,508
	8.000% 12/01/30	45,303	50,126
	8.000% 01/01/31	226,201	251,448
	8.000% 02/01/31	732	809
	8.000% 04/01/31	29,256	32,371
	8.000% 05/01/31	34,336	37,944
	8.000% 08/01/31	1,390	1,536
	8.000% 09/01/31	50,582	55,909
	8.000% 12/01/31	10,039	11,094
	8.000% 04/01/32	85,324	94,286
	8.000% 05/01/32	303,166	334,992
	8.000% 06/01/32	292,771	323,507
	8.000% 07/01/32	4,482	4,952
	8.000% 08/01/32	6,955	7,685
	8.000% 10/01/32	22,661	25,040
	8.000% 11/01/32	68,582	75,883
	8.000% 02/01/33	87,252	96,412
	8.000% 03/01/33	29,013	31,885
	8.500% 12/01/11	15	15
	8.500% 06/01/15	2,527	2,684
	8.500% 02/01/17	1,581	1,722
	8.500% 09/01/21	12,014	12,242
	9.000% 12/01/09	282	289
	9.000% 04/01/10	118	119
	9.000% 06/01/10	108	110
	9.000% 11/01/10	11	11
	9.000% 09/01/13	25	26
	9.000% 04/01/15	4,549	4,744
	9.000% 04/01/16	196	200
	9.000% 07/01/16	2,384	2,639
	9.000% 09/01/16	517	527
	9.000% 01/01/17	59	62
	9.000% 06/01/17	126	127
	9.000% 08/01/17	1,586	1,617
	9.000% 05/01/18	12,248	13,511
	9.000% 09/01/19	766	781
	9.000% 11/01/19	38	39
	9.000% 07/01/20	137	142
	9.000% 08/01/21	61,484	62,654
	9.000% 06/01/22	2,535	2,644
	9.000% 09/01/24	14,892	16,513

		Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
	9.500% 12/01/10	217	220
	9.500% 03/01/16	1,741	1,770
	9.500% 06/01/16	29,079	32,554
	9.500% 02/01/17	1,596	1,712
	9.500% 01/01/19	113,108	125,423
	9.500% 04/01/20	90,585	101,090
	9.500% 07/15/21	277,977	305,614
	9.500% 08/01/21	127,573	144,212
	10.500% 03/01/14	2,125	2,157
	10.500% 12/01/15	6,080	6,365
	11.000% 08/01/15	4,352	4,462
Government National Mortgage Association
	4.625% 08/20/22(a)	4,655	4,738
	5.000% 04/20/39	51,300,327	52,826,512
	5.375% 05/20/22(a)	25,386	26,087
	5.375% 06/20/23(a)	15,996	16,447
	6.000% 12/15/10	10,775	11,099
	6.500% 06/15/23	9,401	9,969
	6.500% 08/15/23	1,404	1,489
	6.500% 09/15/23	15,434	16,367
	6.500% 10/15/23	26,796	28,415
	6.500% 11/15/23	102,042	108,211
	6.500% 12/15/23	43,861	46,513
	6.500% 01/15/24	35,831	38,122
	6.500% 02/15/24	30,636	32,595
	6.500% 03/15/24	80,178	85,305
	6.500% 04/15/24	15,593	16,590
	6.500% 05/15/24	21,297	22,630
	6.500% 07/15/24	87,471	92,807
	6.500% 09/15/25	29,298	31,255
	6.500% 12/15/25	23,757	25,344
	6.500% 01/15/28	19,663	21,148
	6.500% 02/15/28	30,183	32,461
	6.500% 07/15/28	83,955	90,293
	6.500% 08/15/28	56,496	60,762
	6.500% 10/15/28	55,848	60,064
	6.500% 11/15/28	16,376	17,612
	6.500% 12/15/28	165,384	177,871
	6.500% 01/15/29	110,791	118,880
	6.500% 02/15/29	31,399	33,691
	7.000% 03/15/22	7,967	8,663

		Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
	7.000% 04/15/22	1,169	1,271
	7.000% 10/15/22	2,982	3,242
	7.000% 11/15/22	7,622	8,289
	7.000% 01/15/23	119,420	129,677
	7.000% 03/15/23	1,607	1,745
	7.000% 05/15/23	73,833	80,173
	7.000% 06/15/23	16,966	18,422
	7.000% 07/15/23	4,154	4,510
	7.000% 10/15/23	43,656	47,406
	7.000% 12/15/23	40,820	44,358
	7.000% 01/15/24	1,785	1,940
	7.000% 03/15/24	664	722
	7.000% 10/15/24	33,314	36,179
	7.000% 09/15/25	3,023	3,291
	7.000% 10/15/25	91,849	99,985
	7.000% 12/15/25	32,977	35,900
	7.000% 01/15/26	30,781	33,524
	7.000% 02/15/26	37,840	41,212
	7.000% 03/15/26	5,053	5,502
	7.000% 04/15/26	3,552	3,869
	7.000% 05/15/26	1,507	1,641
	7.000% 06/15/26	46,568	50,717
	7.000% 11/15/26	48,690	53,012
	7.000% 12/15/26	736	802
	7.000% 01/15/27	3,194	3,479
	7.000% 02/15/27	548	597
	7.000% 04/15/27	3,857	4,202
	7.000% 08/15/27	909	990
	7.000% 09/15/27	32,830	35,767
	7.000% 10/15/27	56,397	61,443
	7.000% 11/15/27	135,976	148,142
	7.000% 12/15/27	233,113	253,970
	7.000% 01/15/28	10,703	11,664
	7.000% 02/15/28	41,923	45,669
	7.000% 03/15/28	142,039	154,785
	7.000% 04/15/28	71,783	78,230
	7.000% 05/15/28	19,766	21,541
	7.000% 06/15/28	5,309	5,786
	7.000% 07/15/28	341,516	372,190
	7.000% 09/15/28	17,559	19,136
	7.000% 12/15/28	90,333	98,446

		Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
	7.000% 01/15/29	1,119	1,221
	7.000% 03/15/29	19,225	20,987
	7.000% 04/15/29	32,411	35,381
	7.000% 05/15/29	21,200	23,143
	7.000% 06/15/29	15,407	16,819
	7.000% 07/15/29	62,645	68,382
	7.000% 08/15/29	33,476	36,542
	7.000% 09/15/29	22,453	24,510
	7.000% 10/15/29	7,668	8,370
	7.500% 04/15/22	17,583	19,158
	7.500% 10/15/23	30,297	33,182
	7.500% 08/15/25	123,892	135,451
	7.500% 10/15/25	10,815	11,824
	7.500% 12/15/25	44,392	48,534
	8.000% 11/15/14	15,506	16,629
	8.000% 06/20/17	124,129	135,081
	8.000% 06/15/22	63,859	69,812
	8.000% 02/15/23	75,738	82,928
	8.000% 03/20/23	403	440
	8.000% 06/15/23	1,297	1,421
	8.000% 07/15/26	29,565	32,526
	8.000% 07/15/29	2,787	3,143
	8.500% 10/15/09	427	436
	8.500% 12/15/21	3,865	4,193
	8.500% 01/15/22	62,518	67,675
	8.500% 09/15/22	2,978	3,224
	8.500% 11/20/22	39,043	42,107
	8.500% 12/15/22	3,437	3,728
	8.750% 12/15/21	102,883	110,724
	8.850% 01/15/19	34,862	37,628
	8.850% 05/15/19	60,054	64,819
	9.000% 05/15/16	19,552	21,179
	9.000% 06/15/16	8,511	9,219
	9.000% 07/15/16	21,903	23,725
	9.000% 08/15/16	719	778
	9.000% 09/15/16	19,895	21,552
	9.000% 10/15/16	25,271	27,376
	9.000% 11/15/16	7,313	7,922
	9.000% 11/20/16	58,340	62,967
	9.000% 12/15/16	761	825
	9.000% 01/15/17	55,950	60,519
	9.000% 02/15/17	1,420	1,536

		Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
	9.000% 03/20/17	23,192	24,994
	9.000% 05/15/17	2,507	2,712
	9.000% 06/15/17	18,393	19,895
	9.000% 06/20/17	91,625	98,744
	9.000% 07/15/17	469	507
	9.000% 09/15/17	5,752	6,221
	9.000% 10/15/17	8,441	9,145
	9.000% 12/15/17	5,269	5,830
	9.000% 04/20/18	75,329	81,176
	9.000% 05/20/18	26,961	29,054
	9.000% 12/15/19	331	359
	9.000% 04/15/20	989	1,074
	9.000% 05/20/21	1,807	1,954
	9.000% 09/15/21	182	197
	9.000% 02/15/25	101,032	109,866
	9.250% 10/15/16	66,318	72,223
	9.250% 05/15/18	14,472	15,765
	9.250% 07/15/21	34,336	37,477
	9.250% 09/15/21	31,227	34,083
	9.500% 07/15/09	214	217
	9.500% 09/15/09	2,778	2,818
	9.500% 10/15/09	3,093	3,139
	9.500% 12/20/24	11,008	12,052
	9.500% 01/20/25	7,283	8,376
	10.000% 12/15/17	1,226	1,338
	10.000% 07/20/18	17,370	18,892
	10.000% 11/15/18	494	539
	10.000% 03/15/19	358	390
	10.000% 11/15/20	11,430	12,440
	10.500% 02/15/10	701	731
	10.500% 09/15/10	190	198
	10.500% 06/15/11	7,690	8,185
	10.500% 06/15/12	8,591	9,170
	10.500% 11/15/13	9,150	10,013
	10.500% 08/15/15	2,952	3,275
	10.500% 09/15/15	16,998	18,856
	10.500% 10/15/15	5,944	6,585
	10.500% 12/15/15	106	117
	10.500% 01/15/16	23,510	26,236
	10.500% 01/20/16	125	138
	10.500% 02/15/16	9,307	10,386

		Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
	10.500% 03/15/16	3,971	4,432
	10.500% 07/15/17	11,788	13,118
	10.500% 10/15/17	1,006	1,119
	10.500% 11/15/17	38,950	43,346
	10.500% 12/15/17	23,344	25,979
	10.500% 01/15/18	7,893	8,803
	10.500% 02/15/18	20,508	22,896
	10.500% 03/15/18	12,877	14,376
	10.500% 04/15/18	22,797	25,451
	10.500% 06/15/18	6,119	6,825
	10.500% 07/15/18	43,326	48,369
	10.500% 09/15/18	5,133	5,730
	10.500% 10/15/18	5,015	5,600
	10.500% 12/15/18	9,411	10,507
	10.500% 02/15/19	7,362	8,219
	10.500% 03/15/19	2,297	2,564
	10.500% 04/15/19	35,695	39,851
	10.500% 05/15/19	32,665	36,468
	10.500% 06/15/19	42,176	47,088
	10.500% 06/20/19	7,668	8,531
	10.500% 07/15/19	82,139	91,706
	10.500% 07/20/19	3,677	4,091
	10.500% 08/15/19	20,571	22,966
	10.500% 08/20/19	10,660	11,814
	10.500% 09/15/19	8,909	9,937
	10.500% 09/20/19	7,888	8,775
	10.500% 10/15/19	3,961	4,422
	10.500% 12/15/19	22,919	25,588
	10.500% 03/15/20	8,538	9,461
	10.500% 05/15/20	6,835	7,574
	10.500% 07/15/20	16,593	18,405
	10.500% 08/15/20	11,043	12,238
	10.500% 09/15/20	12,244	13,563
	10.500% 11/15/20	1,944	2,154
	10.500% 12/15/20	728	813
	10.500% 01/15/21	2,578	2,846
	10.500% 08/15/21	96,185	107,105
	10.625% 05/15/10	318	330
	11.000% 12/15/09	146	147
	11.000% 01/15/10	29	30
	11.000% 02/15/10	884	919
	11.000% 03/15/10	682	694

		Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
	11.000% 07/15/10	2,716	2,828
	11.000% 08/15/10	3,924	4,075
	11.000% 09/15/10	10,374	10,770
	11.000% 10/15/10	159	166
	11.000% 11/15/10	1,401	1,453
	11.000% 04/15/11	2,511	2,677
	11.000% 02/15/13	766	809
	11.000% 07/15/13	8,019	8,775
	11.000% 08/15/15	22,267	24,932
	11.000% 09/15/15	17,504	19,527
	11.000% 10/15/15	7,138	7,993
	11.000% 11/15/15	56,345	62,598
	11.000% 12/15/15	40,180	44,989
	11.000% 01/15/16	20,876	23,222
	11.000% 02/15/16	2,484	2,779
	11.000% 03/15/16	3,174	3,545
	11.000% 07/15/16	33,641	37,421
	11.000% 08/15/18	2,388	2,659
	11.000% 09/15/18	53,022	59,420
	11.000% 11/15/18	8,605	9,644
	11.000% 12/15/18	30,243	33,892
	11.000% 06/20/19	4,929	5,492
	11.000% 07/20/19	169	187
	11.000% 09/20/19	2,864	3,194
	11.000% 12/15/20	10,840	12,206
	11.500% 03/15/10	465	487
	11.500% 04/15/10	936	978
	11.500% 07/15/10	1,909	1,996
	11.500% 09/15/10	9,885	10,334
	11.500% 10/15/10	4,859	5,079
	11.500% 01/15/13	15,727	17,363
	11.500% 02/15/13	40,579	44,966
	11.500% 03/15/13	71,655	79,411
	11.500% 04/15/13	57,305	63,247
	11.500% 05/15/13	89,319	98,497
	11.500% 06/15/13	50,935	56,267
	11.500% 07/15/13	42,727	47,448
	11.500% 08/15/13	13,813	15,245
	11.500% 09/15/13	13,474	14,963
	11.500% 11/15/13	5,785	6,425
	11.500% 01/15/14	3,066	3,431

		Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
	11.500% 02/15/14	5,712	6,393
	11.500% 08/15/15	2,837	3,205
	11.500% 09/15/15	8,112	8,799
	11.500% 10/15/15	16,092	18,197
	11.500% 11/15/15	5,963	6,735
	11.500% 12/15/15	4,472	5,052
	11.500% 01/15/16	6,111	6,942
	11.500% 02/15/16	4,738	5,178
	11.500% 02/20/16	7,769	8,687
	11.500% 11/15/17	7,326	8,357
	11.500% 12/15/17	3,203	3,654
	11.500% 01/15/18	2,333	2,654
	11.500% 02/15/18	2,968	3,377
	11.500% 02/20/18	733	781
	11.500% 05/15/18	4,607	5,242
	11.500% 11/15/19	3,629	4,142
	11.750% 07/15/13	7,426	8,187
	11.750% 07/15/15	34,624	38,958
	12.000% 11/15/12	2,806	3,075
	12.000% 12/15/12	65,238	71,610
	12.000% 01/15/13	57,642	63,785
	12.000% 02/15/13	34,579	38,332
	12.000% 03/15/13	6,216	6,839
	12.000% 05/15/13	5,437	5,996
	12.000% 08/15/13	11,006	12,164
	12.000% 09/15/13	45,936	50,669
	12.000% 09/20/13	1,603	1,773
	12.000% 10/15/13	5,308	5,892
	12.000% 12/15/13	8,771	9,738
	12.000% 01/15/14	11,135	12,335
	12.000% 01/20/14	731	810
	12.000% 02/15/14	28,384	31,693
	12.000% 02/20/14	13,484	14,866
	12.000% 03/15/14	71,987	80,398
	12.000% 03/20/14	6,116	6,772
	12.000% 04/15/14	47,006	52,688
	12.000% 04/20/14	27,476	30,789
	12.000% 05/15/14	73,418	82,362
	12.000% 06/15/14	23,054	25,926
	12.000% 07/15/14	7,654	8,576
	12.000% 08/20/14	993	1,113
	12.000% 01/15/15	16,678	18,763

		Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
	12.000% 02/15/15	32,060	36,354
	12.000% 03/15/15	22,045	24,626
	12.000% 03/20/15	177	198
	12.000% 04/15/15	28,889	32,725
	12.000% 05/15/15	11,161	12,566
	12.000% 06/15/15	16,884	19,008
	12.000% 07/15/15	16,315	18,134
	12.000% 09/20/15	8,203	9,270
	12.000% 10/15/15	6,714	7,466
	12.000% 11/15/15	6,134	6,956
	12.000% 12/20/15	1,163	1,297
	12.000% 01/15/16	4,125	4,616
	12.000% 02/15/16	5,237	6,095
	12.000% 02/20/16	818	911
	12.250% 02/15/14	9,519	10,833
	12.250% 03/15/14	4,273	4,863
	12.250% 04/15/14	13,926	15,848
	12.500% 04/15/10	9,370	9,852
	12.500% 05/15/10	14,047	14,695
	12.500% 06/15/10	21,863	22,999
	12.500% 07/15/10	10,153	10,704
	12.500% 08/15/10	3,888	4,064
	12.500% 10/15/10	7,814	8,243
	12.500% 11/15/10	22,717	23,929
	12.500% 12/15/10	45,628	48,088
	12.500% 01/15/11	3,948	4,235
	12.500% 05/15/11	7,040	7,651
	12.500% 10/15/13	22,806	25,791
	12.500% 10/20/13	16,133	18,180
	12.500% 11/15/13	82,089	92,831
	12.500% 12/15/13	17,281	19,162
	12.500% 01/15/14	19,105	21,902
	12.500% 05/15/14	57,903	65,978
	12.500% 06/15/14	32,322	37,052
	12.500% 07/20/14	1,942	2,191
	12.500% 08/15/14	5,658	6,486
	12.500% 09/20/14	1,481	1,692
	12.500% 12/15/14	33,889	38,849
	12.500% 01/15/15	42,007	48,363
	12.500% 04/15/15	1,949	2,244
	12.500% 05/15/15	11,514	13,257

		Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
	12.500% 05/20/15	2,304	2,643
	12.500% 06/15/15	9,114	10,467
	12.500% 07/15/15	14,303	16,468
	12.500% 07/20/15	2,468	2,793
	12.500% 08/15/15	18,740	21,576
	12.500% 10/15/15	26,709	30,752
	12.500% 11/20/15	7,400	8,491
	13.000% 01/15/11	17,345	18,144
	13.000% 02/15/11	11,396	12,274
	13.000% 03/15/11	11,562	12,496
	13.000% 04/15/11	24,696	26,695
	13.000% 06/15/11	5,778	6,283
	13.000% 06/15/12	3,529	3,687
	13.000% 10/15/12	9,164	10,216
	13.000% 11/15/12	4,819	5,372
	13.000% 12/15/12	1,764	1,967
	13.000% 02/15/13	9,645	10,944
	13.000% 05/15/13	2,467	2,810
	13.000% 09/15/13	3,235	3,600
	13.000% 09/20/13	8,167	9,271
	13.000% 10/15/13	30,493	34,632
	13.000% 06/15/14	21,276	24,642
	13.000% 07/15/14	12,659	14,661
	13.000% 07/20/14	1,450	1,641
	13.000% 09/15/14	17,514	20,243
	13.000% 10/15/14	3,188	3,674
	13.000% 11/15/14	22,724	26,349
	13.000% 12/15/14	6,302	7,299
	13.000% 03/15/15	2,612	3,002
	13.000% 06/15/15	4,147	4,925
	13.500% 05/15/10	2,325	2,479
	13.500% 06/15/10	379	404
	13.500% 07/15/10	526	561
	13.500% 10/15/10	3,582	3,821
	13.500% 04/15/11	2,300	2,541
	13.500% 05/15/11	15,795	17,407
	13.500% 10/15/12	673	766
	13.500% 11/15/12	17,579	20,008
	13.500% 06/15/13	2,811	3,277
	13.500% 07/15/14	1,488	1,764
	13.500% 08/15/14	1,260	1,493
	13.500% 08/20/14	4,435	5,164

		Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
	13.500% 09/15/14	3,201	3,794
	13.500% 09/20/14	3,990	4,713
	13.500% 10/15/14	13,984	16,574
	13.500% 11/15/14	9,497	11,256
	13.500% 11/20/14	13,503	15,918
	13.500% 12/15/14	3,094	3,667
	13.500% 12/20/14	4,175	4,931
	13.500% 01/15/15	4,648	5,571
	13.500% 02/20/15	7,178	8,461
	13.500% 04/15/15	3,333	3,994
	13.500% 06/15/15	4,013	4,810
	14.000% 06/15/11	1,976	2,193
	15.000% 09/15/11	8,753	9,806
	15.000% 07/15/12	1,221	1,413

	Total Mortgage-Backed Securities (cost of $335,219,700)		340,593,077

Government & Agency Obligations — 31.9%
U.S. GOVERNMENT AGENCIES — 10.6%
AID-Israel
	5.500% 04/26/24	10,000,000	10,480,550
Federal Home Loan Bank
	3.875% 06/14/13(b)	9,600,000	10,118,102
	5.375% 07/17/09	5,000,000	5,032,440
	5.375% 05/18/16(b)	30,100,000	33,116,231
Federal Home Loan Mortgage Corp.
	6.750% 03/15/31(b)	8,340,000	10,291,084
Small Business Administration
	8.200% 10/01/11	42,463	43,855
	8.250% 11/01/11	87,180	90,314
	9.150% 07/01/11	49,539	50,490
U.S. GOVERNMENT AGENCIES TOTAL			69,223,066
U.S. GOVERNMENT OBLIGATIONS — 21.3%
U.S. Treasury Bond
	8.750% 08/15/20(b)	3,796,000	5,444,887
U.S. Treasury Notes
	0.875% 03/31/11(b)	14,205,000	14,218,324
	1.375% 03/15/12(b)	23,400,000	23,469,475
	1.750% 03/31/14(b)	1,330,000	1,297,165
	1.875% 02/28/14(b)	18,510,000	18,180,337
	1.875% 04/30/14(b)	3,000	2,937
	2.750% 02/15/19(b)	6,105,000	5,737,296

		Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. GOVERNMENT OBLIGATIONS — (continued)
	3.125% 09/30/13(b)	38,175,000	39,866,038
	3.125% 05/15/19	24,960,000	24,246,394
U.S. Treasury STRIPS
	(c) 11/15/21(b)	10,000,000	5,732,930
U.S. GOVERNMENT OBLIGATIONS TOTAL			138,195,783

	Total Government & Agency Obligations (cost of $210,718,899)		207,418,849

Commercial Mortgage-Backed Securities — 5.0%
Bear Stearns Commercial Mortgage Securities
	4.740% 03/13/40	1,225,000	1,161,113
	4.933% 02/13/42(a)	1,260,000	1,104,987
Citigroup Commercial Mortgage Trust
	4.733% 10/15/41	765,000	660,474
First Union National Bank Commercial Mortgage
	6.141% 02/12/34	2,660,000	2,686,643
GMAC Commercial Mortgage Securities, Inc.
	5.485% 05/10/40(a)	815,000	809,315
Greenwich Capital Commercial Funding Corp.
	5.317% 06/10/36(a)	2,620,000	2,402,862
GS Mortgage Securities Corp. II
	4.751% 07/10/39	1,205,000	1,028,564
JPMorgan Chase Commercial Mortgage Securities Corp.
	4.393% 07/12/37	2,226,925	2,165,534
LB-UBS Commercial Mortgage Trust
	4.853% 09/15/31	885,000	857,694
	5.124% 11/15/32(a)	715,000	673,088
	5.279% 11/15/38	4,049,398	4,075,579
Merrill Lynch Mortgage Investors, Inc.
	I.O.,
	0.513% 12/15/30(a)(d)	3,014,496	47,095
Morgan Stanley Capital I
	4.970% 12/15/41	895,000	835,089
	5.150% 06/13/41	260,000	242,624
Morgan Stanley Dean Witter Capital I
	4.180% 03/12/35	1,934,763	1,865,120
	5.080% 09/15/37	2,995,000	2,897,037
	5.980% 01/15/39	1,430,000	1,420,973

		Par ($)	Value ($)
Commercial Mortgage-Backed Securities — (continued)
PNC Mortgage Acceptance Corp.
	5.910% 03/12/34	234,296	234,882
Wachovia Bank Commercial Mortgage Trust
	4.980% 11/15/34	2,030,000	1,994,569
	5.037% 03/15/42	3,420,000	3,338,558
	5.209% 10/15/44(a)	265,000	242,342
	5.726% 06/15/45	1,550,635	1,553,768

	Total Commercial Mortgage-Backed Securities (cost of $31,619,324)		32,297,910

Corporate Fixed-Income Bonds & Notes — 4.6%
COMMUNICATIONS — 0.1%
Media — 0.1%
Comcast Corp.
	6.950% 08/15/37	305,000	305,632
Time Warner, Inc.
	6.500% 11/15/36	35,000	28,438
Media Total			334,070
COMMUNICATIONS TOTAL			334,070
ENERGY — 0.1%
Oil & Gas — 0.0%
Marathon Oil Corp.
	7.500% 02/15/19	235,000	247,876
Oil & Gas Total			247,876
Pipelines — 0.1%
Kinder Morgan Energy Partners LP
	5.625% 02/15/15	120,000	119,422
	6.850% 02/15/20	110,000	109,434
Plains All American Pipeline LP
	6.500% 05/01/18	300,000	289,770
Pipelines Total			518,626
ENERGY TOTAL			766,502
FINANCIALS — 4.4%
Banks — 0.7%
Bank of New York Mellon Corp.
	5.450% 05/15/19	1,440,000	1,442,739
Citigroup, Inc.
	6.875% 03/05/38	55,000	48,400
	8.500% 05/22/19	845,000	874,905

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Banks — (continued)
Morgan Stanley
	7.300% 05/13/19	1,390,000	1,423,835
Wachovia Corp.
	5.500% 05/01/13	475,000	483,936
Banks Total			4,273,815
Diversified Financial Services — 3.5%
General Electric Capital Corp.
	2.250% 03/12/12	22,100,000	22,429,047
	5.900% 05/13/14	645,000	649,931
Diversified Financial Services Total			23,078,978
Insurance — 0.2%
MetLife, Inc.
	6.750% 06/01/16	785,000	798,815
Metropolitan Life Global Funding I
	5.125% 04/10/13(e)	235,000	231,988
New York Life Global Funding
	4.650% 05/09/13(e)	555,000	547,575
Principal Life Income Funding Trusts
	5.300% 04/24/13	15,000	14,495
Insurance Total			1,592,873
Real Estate Investment Trusts (REITs) — 0.0%
Simon Property Group LP
	6.750% 05/15/14	45,000	44,719
Real Estate Investment Trusts (REITs) Total			44,719
FINANCIALS TOTAL			28,990,385
UTILITIES — 0.0%
Electric — 0.0%
Southern Co.
	4.150% 05/15/14	20,000	20,019
Electric Total			20,019
Gas — 0.0%
Sempra Energy
	6.500% 06/01/16	25,000	25,507
Gas Total			25,507
UTILITIES TOTAL			45,526

	Total Corporate Fixed-Income Bonds & Notes (cost of $29,718,432)		30,136,483

		Par ($)	Value ($)
Asset-Backed Securities — 2.4%
Capital One Multi-Asset Execution Trust
	4.700% 06/15/15	125,000	129,015
Chase Funding Mortgage Loan
	5.744% 02/25/32(a)	3,189,411	669,986
Chase Issuance Trust
	2.400% 06/17/13	3,300,000	3,294,426
	4.260% 05/15/13	3,210,000	3,322,476
CPL Transition Funding LLC
	5.960% 07/15/15	585,000	632,427
Entergy Gulf States Reconstruction Funding LLC
	5.510% 10/01/13	366,609	388,253
Ford Credit Auto Owner Trust
	5.150% 11/15/11	160,000	164,284
Honda Auto Receivables Owner Trust
	2.790% 01/15/13	1,370,000	1,378,622
Massachusetts RRB Special Purpose Trust WMECO-1
	6.530% 06/01/15	76,222	82,608
Nissan Auto Receivables Owner Trust
	3.800% 10/15/10	3,418,511	3,446,933
Residential Asset Securities Corp.
	6.656% 04/25/32(a)	1,838,691	337,022
Small Business Administration
	7.600% 01/01/12	62,270	63,544
	8.650% 11/01/14	201,191	217,552
	8.850% 08/01/11	4,986	5,125
West Penn Funding LLC Transition Bonds
	4.460% 12/27/10(e)	1,338,405	1,357,541

	Total Asset-Backed Securities (cost of $19,148,031)		15,489,814

Collateralized Mortgage Obligations — 1.9%
AGENCY — 1.4%
Federal Home Loan Mortgage Corp.
	6.000% 05/15/29	8,812,000	9,077,027
	I.O.,
	5.500% 05/15/27(d)	76,195	749
Vendee Mortgage Trust
	I.O.:
	0.300% 03/15/29(a)(d)	5,918,523	51,508
	0.439% 03/15/28(a)(d)	4,888,341	60,985
AGENCY TOTAL			9,190,269

		Par ($)	Value ($)
Collateralized Mortgage Obligations — (continued)
NON - AGENCY — 0.5%
Countrywide Home Loans, Inc.
	6.000% 01/25/33	1,933,650	1,422,941
Nomura Asset Acceptance Corp.
	6.664% 05/25/36	1,068,947	15,925
Residential Funding Mortgage Securities, Inc.
	6.500% 03/25/32	913,066	697,449
	6.500% 03/25/32	684,800	492,807
Tryon Mortgage Funding, Inc.
	7.500% 02/20/27	18,055	16,879
Washington Mutual Mortgage Loan Trust
	1.609% 01/25/40(a)	548,787	526,431
NON-AGENCY TOTAL			3,172,432

	Total Collateralized Mortgage Obligations (cost of $14,138,807)		12,362,701

	Shares
Securities Lending Collateral — 20.8%
State Street Navigator Securities Lending Prime Portfolio (7 day yield of 0.850%) (f)	135,234,928	135,234,928

Total Securities Lending Collateral (cost of $135,234,928)		135,234,928

		Par ($)
Short-Term Obligation — 1.7%
	Repurchase agreement with Fixed Income Clearing Corp., dated 05/29/09, due 06/01/09 at 0.120%, collateralized by a U.S. Government Agency obligation maturing 08/14/18, market value $11,158,875 (repurchase proceeds $10,938,109)	10,938,000	10,938,000

	Total Short-Term Obligation (cost of $10,938,000)		10,938,000

	Total Investments — 120.8% (cost of $786,736,121)(g)(h)		784,471,762

	Obligation to Return Collateral for Securities Loaned — (20.8)%		(135,234,928)

	Other Assets & Liabilities, Net — 0.0%		(125,746)

	Net Assets — 100.0%		649,111,088

Notes to Investment Portfolio:

*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

On September 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•                  Level 1 – quoted prices in active markets for identical securities

•                  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	The following table summarizes the inputs used, as of May 31, 2009, in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments
	Level 1 — Quoted Prices	$267,697,781	$—
	Level 2 — Other Significant Observable Inputs	516,773,981	—
	Level 3 — Significant Unobservable Inputs	—	—
	Total	$784,471,762	$—

	The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at May 31, 2009.

(b)	All or a portion of this security was on loan at May 31, 2009. The total market value of securities on loan at May 31, 2009 is $133,584,851.

(c)	Zero coupon bond.

(d)	Accrued interest accumulates in the value of this security and is payable at redemption.

(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2009, these securities, which are not illiquid, amounted to $2,137,104, which represents 0.3% of net assets.

(f)	Investment made with cash collateral received from securities lending activity.

(g)	Cost for federal income tax purposes is $786,736,121.

(h)	Unrealized appreciation and depreciation at May 31, 2009 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Depreciation
	$8,765,865	$(11,030,224)	$(2,264,359)

	Acronym	Name
	AID	Agency for International Development
	I.O.	Interest Only
	STRIPS	Separate Trading of Registered Interest and Principal of Securities

INVESTMENT PORTFOLIO
May 31, 2009 (Unaudited)	Columbia Greater China Fund

		Shares	Value ($)*
Common Stocks — 97.4%
CONSUMER DISCRETIONARY — 3.2%
Automobiles — 0.2%
	Dongfeng Motor Group Co., Ltd., Class H	536,000	515,553
Automobiles Total			515,553
Distributors — 0.8%
	China Resources Enterprise Ltd.	380,000	838,656
	Li & Fung Ltd.	309,600	829,023
Distributors Total			1,667,679
Diversified Consumer Services — 0.4%
	New Oriental Education & Technology Group, ADR (a)	15,047	826,983
Diversified Consumer Services Total			826,983
Hotels, Restaurants & Leisure — 0.7%
	Ctrip.com International Ltd., ADR	14,568	596,560
	Formosa International Hotels Corp.	56,000	840,394
Hotels, Restaurants & Leisure Total			1,436,954
Multiline Retail — 0.3%
	Golden Eagle Retail Group Ltd.	596,000	594,338
Multiline Retail Total			594,338
Specialty Retail — 0.4%
	Belle International Holdings Ltd.	988,000	773,785
Specialty Retail Total			773,785
Textiles, Apparel & Luxury Goods — 0.4%
	China Dongxiang Group Co.	1,339,675	755,727
Textiles, Apparel & Luxury Goods Total			755,727
CONSUMER DISCRETIONARY TOTAL			6,571,019
CONSUMER STAPLES — 2.3%
Beverages — 0.4%
	Yantai Changyu Pioneer Wine Co., Class B	148,310	811,564
Beverages Total			811,564

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (CONTINUED)
Food Products — 1.9%
	Tingyi Cayman Islands Holding Corp.	388,000	581,274
	Want Want China Holdings Ltd.	6,659,000	3,246,990
Food Products Total			3,828,264
CONSUMER STAPLES TOTAL			4,639,828
ENERGY — 20.8%
Oil, Gas & Consumable Fuels — 20.8%
	China Petroleum & Chemical Corp., Class H	5,560,000	4,540,923
	China Shenhua Energy Co., Ltd., Class H	1,846,000	6,163,129
	CNOOC Ltd.	10,681,500	14,065,518
	PetroChina Co., Ltd., Class H	12,002,000	13,779,124
	Yanzhou Coal Mining Co., Ltd., Class H	2,752,000	3,467,122
Oil, Gas & Consumable Fuels Total			42,015,816
ENERGY TOTAL			42,015,816
FINANCIALS — 35.6%
Commercial Banks — 16.7%
	Bank of China Ltd., Class H	21,761,000	9,798,641
	China Merchants Bank Co., Ltd., Class H	5,036,590	10,322,622
	Industrial & Commercial Bank of China, Class H	21,704,000	13,659,730
Commercial Banks Total			33,780,993
Diversified Financial Services — 0.4%
	Hong Kong Exchanges & Clearing Ltd.	54,600	847,529
Diversified Financial Services Total			847,529
Insurance — 10.4%
	China Life Insurance Co., Ltd., Class H	4,090,000	14,936,340
	Ping An Insurance Group Co., Ltd., Class H	862,000	6,003,343
Insurance Total			20,939,683
Real Estate Management & Development — 8.1%
	China Overseas Land & Investment Ltd.	968,320	2,047,785
	China Vanke Co., Ltd., Class B	4,437,110	5,594,161
	Guangzhou R&F Properties Co. Ltd., Class H	2,336,000	5,348,425

2

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (CONTINUED)
Real Estate Management & Development — (continued)
	Yanlord Land Group Ltd.	2,235,000	3,405,748
Real Estate Management & Development Total			16,396,119
FINANCIALS TOTAL			71,964,324
HEALTH CARE — 1.4%
Health Care Equipment & Supplies — 0.7%
	Mindray Medical International Ltd., ADR	66,039	1,519,558
Health Care Equipment & Supplies Total			1,519,558
Pharmaceuticals — 0.7%
	China Shineway Pharmaceutical Group Ltd.	1,741,000	1,405,573
Pharmaceuticals Total			1,405,573
HEALTH CARE TOTAL			2,925,131
INDUSTRIALS — 9.6%
Construction & Engineering — 1.6%
	China Railway Construction Corp., Ltd., Class H (a)	1,014,000	1,463,600
	China Railway Group Ltd., Class H (a)	1,258,000	1,044,282
	CTCI Corp.	731,000	686,187
Construction & Engineering Total			3,194,069
Electrical Equipment — 1.8%
	Harbin Power Equipment Co., Ltd., Class H	820,000	888,511
	Shanghai Electric Group Co., Ltd., Class H	892,000	428,263
	Zhuzhou CSR Times Electric Co., Ltd., Class H	1,593,000	2,332,590
Electrical Equipment Total			3,649,364
Industrial Conglomerates — 0.4%
	Beijing Enterprises Holdings Ltd.	190,500	869,477
Industrial Conglomerates Total			869,477
Machinery — 3.3%
	China National Materials Co., Ltd., Class H (a)	2,380,000	2,073,891
	China South Locomotive and Rolling Stock Corp., Class H (a)	6,944,707	4,554,031
Machinery Total			6,627,922
Marine — 0.8%
	China Shipping Development Co., Ltd., Class H	1,040,000	1,542,921
Marine Total			1,542,921

3

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (CONTINUED)
Transportation Infrastructure — 1.7%
	Jiangsu Expressway Co., Ltd., Class H	1,014,000	704,219
	Sichuan Expressway Co., Ltd., Class H (a)	5,140,000	1,727,659
	Zhejiang Expressway Co., Ltd., Class H	1,428,000	1,110,200
Transportation Infrastructure Total			3,542,078
INDUSTRIALS TOTAL			19,425,831
INFORMATION TECHNOLOGY — 3.8%
Internet Software & Services — 3.1%
	Sohu.com, Inc. (a)	37,476	2,366,235
	Tencent Holdings Ltd.	351,000	3,908,806
Internet Software & Services Total			6,275,041
Software — 0.7%
	Kingdee International Software Group Co. Ltd.	6,794,000	1,348,060
Software Total			1,348,060
INFORMATION TECHNOLOGY TOTAL			7,623,101
MATERIALS — 4.7%
Chemicals — 0.7%
	Huabao International Holdings Ltd.	1,510,000	1,366,206
Chemicals Total			1,366,206
Metals & Mining — 4.0%
	Angang Steel Co., Ltd., Class H	735,376	1,099,598
	China Molybdenum Co., Ltd., Class H	2,629,000	1,756,307
	China Zhongwang Holdings Ltd. (a)	4,992,191	4,604,362
	Maanshan Iron & Steel, Class H	1,050,247	582,311
Metals & Mining Total			8,042,578
MATERIALS TOTAL			9,408,784
TELECOMMUNICATION SERVICES — 13.3%
Diversified Telecommunication Services — 2.8%
	China Communications Services Corp., Ltd., Class H	2,325,907	1,419,405
	China Telecom Corp., Ltd., Class H	8,892,000	4,210,535
Diversified Telecommunication Services Total			5,629,940

4

		Shares	Value ($)
Common Stocks — (continued)
TELECOMMUNICATION SERVICES — (CONTINUED)
Wireless Telecommunication Services — 10.5%
	China Mobile Ltd.	2,181,000	21,326,861
Wireless Telecommunication Services Total			21,326,861
TELECOMMUNICATION SERVICES TOTAL			26,956,801
UTILITIES — 2.7%
Gas Utilities — 1.5%
	Xinao Gas Holdings Ltd.	1,974,000	3,077,755
Gas Utilities Total			3,077,755
Independent Power Producers & Energy Traders — 0.5%
	China Resources Power Holdings Co., Ltd.	446,000	962,908
Independent Power Producers & Energy Traders Total			962,908
Water Utilities — 0.7%
	Guangdong Investment Ltd.	2,862,000	1,461,944
Water Utilities Total			1,461,944
UTILITIES TOTAL			5,502,607

	Total Common Stocks (cost of $125,615,564)		197,033,242

		Par ($)
Short-Term Obligations — 0.8%
	Repurchase agreement with Fixed Income Clearing Corp., dated 05/29/09, due 06/01/09 at 0.110%, collateralized by a U.S. Treasury obligation maturing 10/31/11, market value $1,693,380(repurchase proceeds $1,657,015)	1,657,000	1,657,000

	Total Short-Term Obligations (cost of $1,657,000)		1,657,000

	Total Investments — 98.2% (cost of $127,272,564)(b)(c)		198,690,242

	Other Assets & Liabilities, Net — 1.8%		3,679,026

	Net Assets — 100.0%		202,369,268

5

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.  The determination of fair value often requires significant judgment.  To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums.  Multiple inputs from various sources may be used to determine value.

On September 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

6

The following table summarizes the inputs used, as of May 31, 2009, in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments
	Level 1 — Quoted Prices	$5,309,335	$—
	Level 2 — Other Significant Observable Inputs	193,380,907	—
	Level 3 — Significant Unobservable Inputs	—	—
	Total	$198,690,242	$—

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $127,272,564.
(c)	Unrealized appreciation and depreciation at May 31, 2009 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$73,836,997	$(2,419,319)	$71,417,678

	Acronym	Name
	ADR	American Depositary Receipt

7

INVESTMENT PORTFOLIO
May 31, 2009 (Unaudited)	Columbia International Stock Fund

		Shares	Value ($)*
Common Stocks — 96.7%
CONSUMER DISCRETIONARY — 10.0%
Auto Components — 0.7%
	Denso Corp.	137,000	3,289,951
Auto Components Total			3,289,951
Automobiles — 1.0%
	Honda Motor Co., Ltd.	89,200	2,589,311
	Toyota Motor Corp.	64,000	2,563,831
Automobiles Total			5,153,142
Diversified Consumer Services — 1.0%
	Benesse Corp.	117,000	4,918,327
Diversified Consumer Services Total			4,918,327
Hotels, Restaurants & Leisure — 1.9%
	OPAP SA	156,977	4,850,082
	Paddy Power PLC	186,584	4,534,479
Hotels, Restaurants & Leisure Total			9,384,561
Media — 1.8%
	Publicis Groupe SA	92,469	3,002,366
	Vivendi	221,010	5,834,725
Media Total			8,837,091
Specialty Retail — 2.9%
	Fast Retailing Co., Ltd.	29,000	3,445,478
	Game Group PLC	1,706,861	4,724,781
	Point, Inc.	70,590	3,345,362
	USS Co., Ltd.	45,600	2,591,906
Specialty Retail Total			14,107,527
Textiles, Apparel & Luxury Goods — 0.7%
	Polo Ralph Lauren Corp. (a)	68,467	3,684,894
Textiles, Apparel & Luxury Goods Total			3,684,894
CONSUMER DISCRETIONARY TOTAL			49,375,493
CONSUMER STAPLES — 9.3%
Beverages — 0.8%
	Fomento Economico Mexicano SAB de CV, ADR (a)	116,221	3,799,265
Beverages Total			3,799,265
Food & Staples Retailing — 2.7%
	Koninklijke Ahold NV	414,255	5,023,618
	Seven & I Holdings Co., Ltd.	232,700	5,634,450
	Wal-Mart Stores, Inc.	56,341	2,802,401
Food & Staples Retailing Total			13,460,469

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Food Products — 4.1%
	China Milk Products Group Ltd.	6,464,000	1,993,840
	Kerry Group PLC, Class A	173,531	4,130,305
	Nestle SA, Registered Shares	281,312	10,222,455
	Toyo Suisan Kaisha Ltd.	166,000	3,660,984
Food Products Total			20,007,584
Household Products — 0.6%
	Unicharm Corp.	42,300	2,955,177
Household Products Total			2,955,177
Tobacco — 1.1%
	Japan Tobacco, Inc.	1,950	5,635,699
Tobacco Total			5,635,699
CONSUMER STAPLES TOTAL			45,858,194
ENERGY — 9.0%
Energy Equipment & Services — 1.4%
	Noble Corp.	104,437	3,589,499
	Shinko Plantech Co., Ltd.	365,400	3,474,320
Energy Equipment & Services Total			7,063,819
Oil, Gas & Consumable Fuels — 7.6%
	Australian Worldwide Exploration Ltd. (b)	1,541,111	3,585,853
	BG Group PLC	124,131	2,274,849
	BP PLC	238,541	1,968,921
	BP PLC, ADR	105,224	5,208,588
	Repsol YPF SA	170,882	3,840,045
	Royal Dutch Shell PLC, Class B	265,271	7,213,417
	Total SA	177,927	10,299,037
	Yanzhou Coal Mining Co., Ltd., Class H	2,290,000	2,885,069
Oil, Gas & Consumable Fuels Total			37,275,779
ENERGY TOTAL			44,339,598
FINANCIALS — 23.7%
Capital Markets — 0.8%
	Intermediate Capital Group PLC	240,475	1,792,995
	Macquarie Group Ltd.	81,028	2,084,712
Capital Markets Total			3,877,707
Commercial Banks — 14.8%
	Australia & New Zealand Banking Group Ltd.	209,972	2,701,157
	Banco Bilbao Vizcaya Argentaria SA	599,619	7,395,756
	Banco Santander SA	884,519	9,536,319
	Bank of China Ltd., Class H	7,570,000	3,408,654

2

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Commercial Banks — (continued)
	Barclays PLC	1,321,333	6,369,915
	BNP Paribas	85,072	5,914,508
	DBS Group Holdings Ltd.	644,000	5,273,813
	HSBC Holdings PLC	619,917	5,661,470
	Industrial & Commercial Bank of China, Class H	2,549,000	1,604,250
	Itau Unibanco Holding SA, ADR (a)	143,597	2,304,732
	National Bank of Greece SA (b)	129,366	3,580,492
	Standard Chartered PLC	301,020	6,147,990
	Sumitomo Mitsui Financial Group, Inc.	150,300	5,817,654
	Sumitomo Trust & Banking Co., Ltd.	314,000	1,491,869
	Svenska Handelsbanken AB, Class A	184,135	3,597,147
	Turkiye Is Bankasi, Class C	712,886	2,487,232
Commercial Banks Total			73,292,958
Diversified Financial Services — 1.0%
	ING Groep NV	469,109	5,003,152
Diversified Financial Services Total			5,003,152
Insurance — 4.1%
	Axis Capital Holdings Ltd.	97,960	2,339,285
	Baloise Holding AG, Registered Shares	65,023	5,170,844
	Brit Insurance Holdings PLC	1,430,644	4,485,397
	Lancashire Holdings Ltd. (b)	455,540	3,460,569
	Zurich Financial Services AG, Registered Shares	24,973	4,676,027
Insurance Total			20,132,122
Real Estate Investment Trusts (REITs) — 0.7%
	Japan Retail Fund Investment Corp.	793	3,637,456
Real Estate Investment Trusts (REITs) Total			3,637,456
Real Estate Management & Development — 2.3%
	Hongkong Land Holdings Ltd.	1,446,000	5,040,679
	Leopalace21 Corp.	288,000	2,546,357
	Swire Pacific Ltd., Class A	359,300	3,601,401
Real Estate Management & Development Total			11,188,437
FINANCIALS TOTAL			117,131,832
HEALTH CARE — 8.1%
Biotechnology — 0.5%
	Amgen, Inc. (b)	47,081	2,351,225
Biotechnology Total			2,351,225

3

Shares	Value ($)

Common Stocks — (continued)
HEALTH CARE — (continued)
Health Care Equipment & Supplies — 0.5%
	Terumo Corp.	56,700	2,382,551
Health Care Equipment & Supplies Total			2,382,551
Pharmaceuticals — 7.1%
	Astellas Pharma, Inc.	115,900	3,939,923
	AstraZeneca PLC, ADR	160,785	6,707,950
	Novartis AG, Registered Shares	103,311	4,130,502
	Roche Holding AG, Genusschein Shares	58,610	7,998,007
	Sanofi-Aventis SA	111,148	7,080,757
	Santen Pharmaceutical Co., Ltd.	103,400	3,156,505
	Takeda Pharmaceutical Co., Ltd.	57,700	2,288,315
Pharmaceuticals Total			35,301,959
HEALTH CARE TOTAL			40,035,735
INDUSTRIALS — 11.2%
Aerospace & Defense — 1.8%
	BAE Systems PLC	1,077,697	5,985,966
	MTU Aero Engines Holding AG	95,427	3,095,138
Aerospace & Defense Total			9,081,104
Airlines — 0.5%
	Deutsche Lufthansa AG, Registered Shares	166,566	2,307,346
Airlines Total			2,307,346
Commercial Services & Supplies — 0.7%
	Aeon Delight Co., Ltd.	208,200	3,226,733
Commercial Services & Supplies Total			3,226,733
Construction & Engineering — 1.6%
	Outotec Oyj	164,706	4,173,354
	Toyo Engineering Corp.	1,083,000	3,882,213
Construction & Engineering Total			8,055,567
Electrical Equipment — 2.6%
	ABB Ltd., Registered Shares (b)	314,164	5,177,834
	Gamesa Corp., Tecnologica SA	106,817	2,404,983
	Schneider Electric SA	70,635	5,313,946
Electrical Equipment Total			12,896,763
Industrial Conglomerates — 2.2%
	DCC PLC	138,960	2,908,993
	Keppel Corp. Ltd.	868,000	4,336,089
	Siemens AG, Registered Shares	49,690	3,629,293
Industrial Conglomerates Total			10,874,375

4

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Machinery — 1.5%
	Demag Cranes AG	162,963	3,991,402
	Nabtesco Corp.	388,000	3,484,031
Machinery Total			7,475,433
Professional Services — 0.3%
	Teleperformance	57,243	1,688,811
Professional Services Total			1,688,811
INDUSTRIALS TOTAL			55,606,132
INFORMATION TECHNOLOGY — 5.1%
Electronic Equipment, Instruments & Components — 0.8%
	FUJIFILM Holdings Corp.	130,500	3,772,186
Electronic Equipment, Instruments & Components Total			3,772,186
Internet Software & Services — 0.7%
	NetEase.com, Inc., ADR (a)(b)	43,224	1,494,686
	Yahoo! Japan Corp.	7,959	2,123,235
Internet Software & Services Total			3,617,921
IT Services — 1.2%
	Cap Gemini SA	94,278	3,649,091
	Redecard SA	173,500	2,536,014
IT Services Total			6,185,105
Office Electronics — 1.2%
	Canon, Inc.	172,800	5,737,000
Office Electronics Total			5,737,000
Semiconductors & Semiconductor Equipment — 0.4%
	United Microelectronics Corp., ADR	613,601	1,963,523
Semiconductors & Semiconductor Equipment Total			1,963,523
Software — 0.8%
	Nintendo Co., Ltd.	14,300	3,884,929
Software Total			3,884,929
INFORMATION TECHNOLOGY TOTAL			25,160,664
MATERIALS — 8.9%
Chemicals — 2.7%
	BASF SE	141,724	5,984,973
	Clariant AG, Registered Shares (b)	389,859	2,304,279
	Nifco, Inc.	147,100	1,958,480
	Syngenta AG, Registered Shares	11,900	2,896,995
Chemicals Total			13,144,727
Construction Materials — 0.6%
	Ciments Francais SA	32,407	3,132,934
Construction Materials Total			3,132,934

5

		Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Containers & Packaging — 0.4%
	Toyo Seikan Kaisha Ltd.	117,900	2,204,888
Containers & Packaging Total			2,204,888
Metals & Mining — 5.2%
	Anglo American PLC	161,700	4,733,071
	BHP Billition PLC	388,001	9,295,174
	Salzgitter AG	41,730	3,903,653
	Tokyo Steel Manufacturing Co., Ltd.	319,400	3,767,909
	Yamato Kogyo Co., Ltd.	150,500	4,056,273
Metals & Mining Total			25,756,080
MATERIALS TOTAL			44,238,629
TELECOMMUNICATION SERVICES — 5.6%
Diversified Telecommunication Services — 5.1%
	BCE, Inc.	156,400	3,574,243
	Bezeq Israeli Telecommunication Corp., Ltd.	2,521,783	4,707,569
	France Telecom SA	205,864	5,033,648
	Nippon Telegraph & Telephone Corp.	123,200	5,121,263
	Telefonica O2 Czech Republic AS	218,157	4,699,683
	Telekomunikacja Polska SA	424,774	2,234,780
Diversified Telecommunication Services Total			25,371,186
Wireless Telecommunication Services — 0.5%
	Vodafone Group PLC	1,364,303	2,567,476
Wireless Telecommunication Services Total			2,567,476
TELECOMMUNICATION SERVICES TOTAL			27,938,662
UTILITIES — 5.8%
Electric Utilities — 2.2%
	E.ON AG	103,226	3,649,795
	Enel SPA	412,341	2,460,259
	Iberdrola SA	540,340	4,626,085
Electric Utilities Total			10,736,139
Gas Utilities — 0.4%
	Gas Natural SDG SA	116,532	2,101,659
Gas Utilities Total			2,101,659
Independent Power Producers & Energy Traders — 1.5%
	Drax Group PLC	389,155	3,102,143
	International Power PLC	984,810	4,378,178
Independent Power Producers & Energy Traders Total			7,480,321

6

		Shares	Value ($)
Common Stocks — (continued)
UTILITIES — (continued)
Multi-Utilities — 1.7%
	Centrica PLC	1,295,924	5,161,711
	United Utilities Group PLC	398,383	3,456,612
Multi-Utilities Total			8,618,323
UTILITIES TOTAL			28,936,442

	Total Common Stocks (cost of $512,294,907)		478,621,381

Investment Companies — 1.4%
	iShares MSCI Brazil Index Fund	34,018	1,877,113
	iShares MSCI EAFE Index Fund	107,189	5,080,759

	Total Investment Companies (cost of $7,550,476)		6,957,872

		Units
Preferred Stock — 0.5%
UTILITIES — 0.5%
Electric Utilities — 0.5%
	Cia Energetica de Minas Gerais	169,375	2,280,313
Electric Utilities Total			2,280,313
UTILITIES TOTAL			2,280,313

	Total Preferred Stock (cost of $3,354,337)		2,280,313

Rights — 0.0%
FINANCIALS — 0.0%
Diversified Financial Services — 0.0%
Fortis
	Expires 07/04/14 (b)(c)	234,651	—
Diversified Financial Services Total			—
FINANCIALS TOTAL			—

	Total Rights (cost of $—)		—

		Par ($)
Short-Term Obligation — 0.3%
	Repurchase agreement with Fixed Income Clearing Corp., dated 05/29/09, due 06/01/09 at 0.110%, collateralized by U.S. Treasury obligations with various maturities to 06/30/13, market value $1,757,774 (repurchase proceeds $1,719,016)	1,719,000	1,719,000

	Total Short-Term Obligation (cost of $1,719,000)		1,719,000

	Total Investments — 98.9% (cost of $524,918,720)(d)(e)		489,578,566

	Other Assets & Liabilities, Net — 1.1%		5,509,501

	Net Assets — 100.0%		495,088,067

7

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange-traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Written options are valued at the last reported sale price, or in the absence of a sale, at the last quoted ask price.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment.  To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums.  Multiple inputs from various sources may be used to determine value.

On September 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

8

	The following table summarizes the inputs used, as of May 31, 2009, in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
	Level 1 — Quoted Prices	$56,635,169	$(279,497)
	Level 2 — Other Significant Observable Inputs	432,943,397	4,619,176
	Level 3 — Significant Unobservable Inputs	—	—
	Total	$489,578,566	$4,339,679

*Other financial instruments consist of written option contracts and forward foreign currency exchange contracts which are not included in the investment portfolio.

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

The following table reconciles asset balances for the nine month period ending May 31, 2009, in which significant unobservable inputs (Level 3) were used in determining value:

		Investments in	Other Financial
		Securities	Instruments
	Balance as of August 31, 2008	$2,825,184	$—
	Accretion of discounts/Amortization of premiums	—	—
	Realized loss	(101,409)	—
	Change in unrealized appreciation	11,758	—
	Net sales	(2,735,533)	—
	Transfers in and/or out of Level 3	—	—
	Balance as of May 31, 2009	$—	$—

The change in unrealized gains attributable to securities owned at May 31, 2009, which were valued using significant unobservable inputs (Level 3) amounted to $11,758.

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

(a)	Security pledged as collateral for written option contracts.
(b)	Non-income producing security.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.
(d)	Cost for federal income tax purposes is $524,918,720.
(e)	Unrealized appreciation and depreciation at May 31, 2009, based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Depreciation
	$48,470,235	$(83,810,389)	$(35,340,154)

9

At May 31, 2009, the Fund had the following written call option contracts:

Name of Issuer	Strike Price	Number of Contracts	Expiration Date	Premium	Value
Itau Unibanco Holding SA, ADR	$15	1,435	06/20/09	$107,979	$193,725
NetEase.com, Inc., ADR	35	432	06/20/09	12,502	47,520
Fomento Economico Mexicano SAB de CV, ADR	35	443	06/20/09	13,954	28,795
Polo Ralph Lauren Corp.	60	193	06/20/09	7,527	9,457
Total written call options (proceeds $141,962)					$279,497

For the nine months ended May 31, 2009, transactions in written option contracts were as follows:

	Number of	Premium
	contracts	received
Options outstanding at August 31, 2008	2,638	$153,683
Options written	19,091	734,219
Options terminated in closing purchase transactions	—	—
Options exercised	(3,236)	(101,427)
Options expired	(15,990)	(644,513)
Options outstanding at May 31, 2009	2,503	$141,962

Forward foreign currency exchange contracts outstanding on May 31, 2009 are:

Forward Currency Contracts to Buy	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation
AUD	$26,898,008	$23,499,241	07/23/09	$3,398,767
CAD	2,451,925	2,317,061	07/23/09	134,864
DKK	2,243,333	2,050,114	07/23/09	193,219
DKK	473,279	445,547	07/23/09	27,732
EUR	13,444,551	12,284,953	07/23/09	1,159,598
EUR	2,419,284	2,337,051	07/23/09	82,233
EUR	962,344	928,579	07/23/09	33,765
GBP	6,782,306	6,046,996	07/23/09	735,310
GBP	2,335,104	2,115,191	07/23/09	219,913
GBP	2,417,520	2,316,511	07/23/09	101,009
GBP	1,456,006	1,442,276	07/23/09	13,730
JPY	1,272,928	1,240,104	07/23/09	32,824
JPY	925,644	892,326	07/23/09	33,318
NOK	3,099,129	2,879,321	07/23/09	219,808
SEK	9,273,674	8,216,748	07/23/09	1,056,926
SEK	469,068	445,845	07/23/09	23,223
				$7,466,239

10

Forward Currency Contracts to Sell	Value	Aggregate Face Value	Settlement Date	Unrealized Depreciation
AUD	$957,508	$925,200	07/23/09	$(32,308)
CAD	4,645,464	4,085,250	07/23/09	(560,214)
CAD	1,442,201	1,337,866	07/23/09	(104,335)
CHF	4,928,839	4,507,863	07/23/09	(420,976)
CZK	5,809,315	5,304,953	07/23/09	(504,362)
EUR	2,280,797	2,119,827	07/23/09	(160,970)
GBP	2,472,463	2,316,650	07/23/09	(155,813)
ILS	5,306,269	4,888,569	07/23/09	(417,700)
JPY	2,198,572	2,181,437	07/23/09	(17,135)
JPY	1,431,889	1,430,005	07/23/09	(1,884)
PLN	2,614,413	2,422,916	07/23/09	(191,497)
SEK	2,391,719	2,359,682	07/23/09	(32,037)
SGD	3,209,931	3,073,609	07/23/09	(136,322)
TWD	2,571,341	2,459,831	07/23/09	(111,510)
				$(2,847,063)

Acronym	Name
ADR	American Depositary Receipt
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar

11

INVESTMENT PORTFOLIO
May 31, 2009 (Unaudited)	Columbia Mid Cap Growth Fund

		Shares	Value ($)*
Common Stocks — 98.0%
CONSUMER DISCRETIONARY — 18.2%
Distributors — 0.4%
	LKQ Corp. (a)	224,080	3,426,183
Distributors Total			3,426,183
Diversified Consumer Services — 1.7%
	Apollo Group, Inc., Class A (a)	76,160	4,501,056
	DeVry, Inc.	76,481	3,332,277
	H&R Block, Inc.	231,090	3,373,914
	ITT Educational Services, Inc. (a)	48,358	4,438,781
Diversified Consumer Services Total			15,646,028
Hotels, Restaurants & Leisure — 4.9%
	Boyd Gaming Corp. (a)	371,094	3,725,784
	Buffalo Wild Wings, Inc. (a)	127,320	4,519,860
	Burger King Holdings, Inc.	310,620	5,143,867
	Ctrip.com International Ltd., ADR	98,400	4,029,480
	Darden Restaurants, Inc.	139,150	5,033,055
	Melco Crown Entertainment Ltd., ADR (a)	569,154	3,426,307
	Starwood Hotels & Resorts Worldwide, Inc.	312,880	7,656,174
	Wynn Resorts Ltd. (a)	90,570	3,356,524
	Yum! Brands, Inc.	264,400	9,156,172
Hotels, Restaurants & Leisure Total			46,047,223
Household Durables — 0.3%
	Garmin Ltd.	132,480	2,766,182
Household Durables Total			2,766,182
Internet & Catalog Retail — 1.4%
	NetFlix, Inc. (a)	90,370	3,562,385
	priceline.com, Inc. (a)	64,160	7,064,658
	Ticketmaster Entertainment, Inc. (a)	353,820	2,752,720
Internet & Catalog Retail Total			13,379,763
Leisure Equipment & Products — 0.1%
	Polaris Industries, Inc.	40,737	1,294,215
Leisure Equipment & Products Total			1,294,215
Media — 2.4%
	Lamar Advertising Co., Class A (a)	197,800	3,673,146
	Liberty Media Corp. - Entertainment, Class A (a)	319,450	7,717,912
	Marvel Entertainment, Inc. (a)	112,870	3,745,027
	McGraw-Hill Companies, Inc.	252,640	7,601,937
Media Total			22,738,022

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Multiline Retail — 1.3%
	Kohl’s Corp. (a)	123,470	5,243,771
	Nordstrom, Inc.	331,020	6,517,784
Multiline Retail Total			11,761,555
Specialty Retail — 4.7%
	Abercrombie & Fitch Co., Class A	134,780	4,058,226
	Aeropostale, Inc. (a)	163,260	5,652,061
	Bed Bath & Beyond, Inc. (a)	143,750	4,040,813
	Best Buy Co., Inc.	87,870	3,084,237
	GameStop Corp., Class A (a)	288,780	7,205,061
	Gap, Inc.	266,490	4,756,846
	Sherwin-Williams Co.	69,610	3,675,408
	TJX Companies, Inc.	237,340	7,003,903
	Urban Outfitters, Inc. (a)	218,530	4,462,383
Specialty Retail Total			43,938,938
Textiles, Apparel & Luxury Goods — 1.0%
	Coach, Inc. (a)	207,380	5,447,873
	Hanesbrands, Inc. (a)	251,520	4,250,688
Textiles, Apparel & Luxury Goods Total			9,698,561
CONSUMER DISCRETIONARY TOTAL			170,696,670
CONSUMER STAPLES — 4.0%
Beverages — 0.6%
	Central European Distribution Corp. (a)	198,840	5,004,803
Beverages Total			5,004,803
Food Products — 1.8%
	Campbell Soup Co.	160,850	4,458,762
	Corn Products International, Inc.	210,830	5,568,020
	H.J. Heinz Co.	190,530	6,969,587
Food Products Total			16,996,369
Personal Products — 1.6%
	Avon Products, Inc.	415,540	11,036,743
	Herbalife Ltd.	141,930	4,145,775
Personal Products Total			15,182,518
CONSUMER STAPLES TOTAL			37,183,690
ENERGY — 9.1%
Energy Equipment & Services — 3.1%
	Core Laboratories N.V.	39,540	3,753,927
	Diamond Offshore Drilling, Inc.	124,300	10,476,004
	FMC Technologies, Inc. (a)	117,410	4,886,604
	National Oilwell Varco, Inc. (a)	138,650	5,354,663
	Smith International, Inc.	157,410	4,594,798
Energy Equipment & Services Total			29,065,996

2

		Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
Oil, Gas & Consumable Fuels — 6.0%
	Alpha Natural Resources, Inc. (a)	118,430	3,262,746
	Concho Resources, Inc. (a)	121,679	3,899,812
	CONSOL Energy, Inc.	170,530	7,019,015
	Continental Resources, Inc. (a)	169,597	5,021,767
	Denbury Resources, Inc. (a)	353,731	6,080,636
	PetroHawk Energy Corp. (a)	215,990	5,442,948
	Quicksilver Resources, Inc. (a)	397,240	4,468,950
	Range Resources Corp.	76,990	3,526,912
	Southwestern Energy Co. (a)	213,768	9,292,495
	Ultra Petroleum Corp. (a)	96,250	4,358,200
	Whiting Petroleum Corp. (a)	81,010	3,796,129
Oil, Gas & Consumable Fuels Total			56,169,610
ENERGY TOTAL			85,235,606
FINANCIALS — 6.6%
Capital Markets — 5.0%
	Affiliated Managers Group, Inc. (a)	106,410	5,970,665
	Ameriprise Financial, Inc.	157,810	4,765,862
	Invesco Ltd.	211,040	3,302,776
	Janus Capital Group, Inc.	1,324,940	13,434,892
	T. Rowe Price Group, Inc.	164,480	6,672,954
	Waddell & Reed Financial, Inc., Class A	521,510	12,724,844
Capital Markets Total			46,871,993
Commercial Banks — 0.3%
	Zions Bancorporation	205,700	2,813,976
Commercial Banks Total			2,813,976
Diversified Financial Services — 0.5%
	IntercontinentalExchange, Inc. (a)	43,280	4,665,151
Diversified Financial Services Total			4,665,151
Real Estate Investment Trusts (REITs) — 0.4%
	Alexandria Real Estate Equities, Inc.	102,300	3,672,570
Real Estate Investment Trusts (REITs) Total			3,672,570

3

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Real Estate Management & Development — 0.4%
	CB Richard Ellis Group, Inc., Class A (a)	594,130	4,337,149
Real Estate Management & Development Total			4,337,149
FINANCIALS TOTAL			62,360,839
HEALTH CARE — 12.6%
Biotechnology — 1.4%
	Alexion Pharmaceuticals, Inc. (a)	79,760	2,911,240
	BioMarin Pharmaceutical, Inc. (a)	312,440	4,367,911
	Vertex Pharmaceuticals, Inc. (a)	194,810	5,807,286
Biotechnology Total			13,086,437
Health Care Equipment & Supplies — 1.7%
	Hologic, Inc. (a)	460,280	5,831,748
	Intuitive Surgical, Inc. (a)	49,290	7,377,727
	Varian Medical Systems, Inc. (a)	94,450	3,377,532
Health Care Equipment & Supplies Total			16,587,007
Health Care Providers & Services — 4.6%
	CIGNA Corp.	182,570	4,047,577
	Express Scripts, Inc. (a)	276,270	17,695,094
	Medco Health Solutions, Inc. (a)	127,880	5,868,413
	Mednax, Inc. (a)	121,660	4,927,230
	Patterson Companies, Inc. (a)	304,380	6,267,184
	VCA Antech, Inc. (a)	170,130	4,129,055
Health Care Providers & Services Total			42,934,553
Health Care Technology — 0.3%
	Cerner Corp. (a)	46,900	2,733,801
Health Care Technology Total			2,733,801
Life Sciences Tools & Services — 3.0%
	ICON PLC, ADR (a)	563,773	9,832,201
	Illumina, Inc. (a)	153,082	5,619,640
	Life Technologies Corp. (a)	335,350	13,004,873
Life Sciences Tools & Services Total			28,456,714
Pharmaceuticals — 1.6%
	Allergan, Inc.	203,530	8,981,779
	Perrigo Co.	223,150	5,993,809
Pharmaceuticals Total			14,975,588
HEALTH CARE TOTAL			118,774,100

4

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — 15.1%
Aerospace & Defense — 2.7%
	BE Aerospace, Inc. (a)	480,600	7,151,328
	ITT Corp.	127,570	5,253,333
	Precision Castparts Corp.	153,993	12,715,202
Aerospace & Defense Total			25,119,863
Commercial Services & Supplies — 1.0%
	Stericycle, Inc. (a)	116,800	5,837,664
	Waste Connections, Inc. (a)	143,084	3,634,334
Commercial Services & Supplies Total			9,471,998
Construction & Engineering — 1.2%
	Foster Wheeler AG (a)	289,000	7,664,280
	Jacobs Engineering Group, Inc. (a)	86,290	3,701,841
Construction & Engineering Total			11,366,121
Electrical Equipment — 1.6%
	AMETEK, Inc.	164,610	5,176,984
	First Solar, Inc. (a)	18,230	3,463,700
	Roper Industries, Inc.	146,460	6,294,851
Electrical Equipment Total			14,935,535
Industrial Conglomerates — 1.5%
	McDermott International, Inc. (a)	502,120	11,031,576
	Textron, Inc.	309,390	3,557,985
Industrial Conglomerates Total			14,589,561
Machinery — 3.3%
	Bucyrus International, Inc.	217,490	6,237,613
	Cummins, Inc.	195,850	6,351,415
	Joy Global, Inc.	134,678	4,642,351
	Navistar International Corp. (a)	113,760	4,528,786
	Pall Corp.	199,300	5,118,024
	Wabtec Corp.	105,820	3,775,658
Machinery Total			30,653,847
Marine — 0.6%
	Genco Shipping & Trading Ltd.	207,670	5,430,570
Marine Total			5,430,570
Professional Services — 1.2%
	Dun & Bradstreet Corp.	58,210	4,760,996
	Huron Consulting Group, Inc. (a)	57,870	2,652,182
	Monster Worldwide, Inc. (a)	347,328	4,056,791
Professional Services Total			11,469,969
Road & Rail — 1.4%
	Landstar System, Inc.	260,450	9,897,100
	Old Dominion Freight Line, Inc. (a)	127,350	3,750,457
Road & Rail Total			13,647,557

5

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Trading Companies & Distributors — 0.6%
Fastenal Co.	165,030	5,482,297
Trading Companies & Distributors Total		5,482,297
INDUSTRIALS TOTAL		142,167,318
INFORMATION TECHNOLOGY — 18.6%
Communications Equipment — 1.4%
CommScope, Inc. (a)	323,486	8,488,272
Tandberg ASA	303,290	5,046,543
Communications Equipment Total		13,534,815
Computers & Peripherals — 1.7%
NCR Corp. (a)	411,150	4,415,751
NetApp, Inc. (a)	221,920	4,327,440
SanDisk Corp. (a)	474,360	7,428,478
Computers & Peripherals Total		16,171,669
Electronic Equipment, Instruments & Components — 1.0%
AU Optronics Corp., ADR	297,740	3,093,518
LG Display Co., Ltd., ADR	493,030	5,812,824
Electronic Equipment, Instruments & Components Total		8,906,342
Internet Software & Services — 2.0%
Akamai Technologies, Inc. (a)	156,960	3,493,930
Equinix, Inc. (a)	63,001	4,687,274
Sohu.com, Inc. (a)	97,460	6,153,625
VeriSign, Inc. (a)	205,730	4,816,139
Internet Software & Services Total		19,150,968
IT Services — 2.5%
Alliance Data Systems Corp. (a)	134,300	5,439,150
Cognizant Technology Solutions Corp., Class A (a)	170,200	4,287,338
Hewitt Associates, Inc., Class A (a)	145,550	4,220,950
MasterCard, Inc., Class A	33,630	5,929,978
Paychex, Inc.	120,280	3,292,064
IT Services Total		23,169,480
Semiconductors & Semiconductor Equipment — 5.1%
Altera Corp.	221,340	3,767,207
Analog Devices, Inc.	392,619	9,583,830
Broadcom Corp., Class A (a)	340,780	8,683,074
Integrated Device Technology, Inc. (a)	676,630	3,809,427
International Rectifier Corp. (a)	256,880	3,717,054
Intersil Corp., Class A	239,150	2,929,587

6

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Semiconductors & Semiconductor Equipment — (continued)
	MEMC Electronic Materials, Inc. (a)	374,370	7,221,597
	NVIDIA Corp. (a)	372,120	3,881,212
	ON Semiconductor Corp. (a)	606,660	4,155,621
Semiconductors & Semiconductor Equipment Total			47,748,609
Software — 4.9%
	Adobe Systems, Inc. (a)	131,470	3,704,825
	Autodesk, Inc. (a)	169,380	3,634,895
	BMC Software, Inc. (a)	116,230	3,963,443
	Cadence Design Systems, Inc. (a)	560,870	3,168,915
	Electronic Arts, Inc. (a)	361,490	8,310,655
	Intuit, Inc. (a)	219,050	5,962,541
	McAfee, Inc. (a)	149,830	5,877,831
	Salesforce.com, Inc. (a)	144,640	5,489,088
	Symantec Corp. (a)	362,840	5,656,675
Software Total			45,768,868
INFORMATION TECHNOLOGY TOTAL			174,450,751
MATERIALS — 7.3%
Chemicals — 3.1%
	CF Industries Holdings, Inc.	147,020	11,414,633
	Potash Corp. of Saskatchewan, Inc.	153,730	17,808,083
Chemicals Total			29,222,716
Containers & Packaging — 0.5%
	Greif, Inc., Class A	104,650	5,056,688
Containers & Packaging Total			5,056,688
Metals & Mining — 3.7%
	Agnico-Eagle Mines Ltd.	134,470	8,318,314
	Century Aluminum Co. (a)	429,290	2,580,033
	Cliffs Natural Resources, Inc.	442,430	12,056,217
	Steel Dynamics, Inc.	271,280	4,052,923
	Walter Energy, Inc.	236,790	7,728,826
Metals & Mining Total			34,736,313
MATERIALS TOTAL			69,015,717
TELECOMMUNICATION SERVICES — 3.7%
Wireless Telecommunication Services — 3.7%
	American Tower Corp., Class A (a)	279,067	8,893,865
	Leap Wireless International, Inc. (a)	146,180	5,480,288
	Millicom International Cellular SA (a)	67,450	4,094,215
	NII Holdings, Inc. (a)	240,490	4,920,426

7

		Shares	Value ($)
Common Stocks — (continued)
TELECOMMUNICATION SERVICES — (continued)
Wireless Telecommunication Services — (continued)
	SBA Communications Corp., Class A (a)	437,800	11,194,546
Wireless Telecommunication Services Total			34,583,340
TELECOMMUNICATION SERVICES TOTAL			34,583,340
UTILITIES — 2.8%
Electric Utilities — 0.6%
	PPL Corp.	162,980	5,291,961
Electric Utilities Total			5,291,961
Gas Utilities — 0.7%
	Questar Corp.	182,420	6,182,214
Gas Utilities Total			6,182,214
Independent Power Producers & Energy Traders — 1.2%
	AES Corp. (a)	1,160,630	11,594,694
Independent Power Producers & Energy Traders Total			11,594,694
Multi-Utilities — 0.3%
	Xcel Energy, Inc.	164,230	2,816,544
Multi-Utilities Total			2,816,544
UTILITIES TOTAL			25,885,413

	Total Common Stocks (cost of $826,525,634)		920,353,444

		Par ($)
Short-Term Obligation — 0.9%
	Repurchase agreement with Fixed Income Clearing Corp., dated 05/29/09, due 06/01/09 at 0.110%, collateralized by a U.S. Treasury obligation maturing 10/31/11, market value $8,456,045 (repurchase proceeds $8,289,076)	8,289,000	8,289,000

	Total Short-Term Obligation (cost of $8,289,000)		8,289,000

	Total Investments — 98.9% (cost of $834,814,634)(b)(c)		928,642,444

	Other Assets & Liabilities, Net — 1.1%		9,937,993

	Net Assets — 100.0%		938,580,437

8

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

On September 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

9

The following table summarizes the inputs used, as of May 31, 2009, in valuing the Fund’s assets:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 — Quoted Prices	$915,306,901	$—
Level 2 — Other Significant Observable Inputs	13,335,543	—
Level 3 — Significant Unobservable Inputs	—	—
Total	$928,642,444	$—

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

(a)		Non-income producing security.
(b)		Cost for federal income tax purposes is $834,814,634.
(c)		Unrealized appreciation and depreciation at May 31, 2009 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$142,054,081	$(48,226,271)	$93,827,810

For the nine month period ended May 31, 2009, transactions in written option contracts were as follows:
	Number of contracts	Premium received
Options outstanding at August 31, 2008	1,197	$128,030
Options written	197	55,554
Options terminated in closing purchase transactions	(1,394)	(183,584)
Options exercised	—	—
Options expired	—	—
Options outstanding at May 31, 2009	—	$—

Acronym	Name
ADR	American Depositary Receipt

10

INVESTMENT PORTFOLIO
May 31, 2009 (Unaudited)	Columbia Oregon Intermediate Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds — 95.6%
EDUCATION — 5.5%
Education — 5.5%
OR Economic Development Revenue
	Broadway Housing LLC,
	Series 2008 A,
	6.250% 04/01/23	3,250,000	3,627,617
OR Facilities Authority
	Linfield College,
	Series 2005 A,
	5.000% 10/01/20	1,825,000	1,815,510
OR Forest Grove Student Housing
	Oak Tree Foundation,
	Series 2007,
	5.500% 03/01/37	3,000,000	2,212,860
OR Health Sciences University
	Series 1996 A,
	Insured: NPFGC:
	(a) 07/01/12	1,315,000	1,191,811
	(a) 07/01/14	2,550,000	2,107,550
	(a) 07/01/15	4,325,000	3,392,184
	(a) 07/01/21	12,515,000	6,808,160
OR Health, Housing, Educational & Cultural Facilities Authority
	Linfield College,
	Series 1998 A:
	4.650% 10/01/09	555,000	556,843
	5.500% 10/01/18	1,000,000	965,940
	Reed College,
	Series 1995 A,
	Insured: NPFGC
	5.100% 07/01/10	470,000	478,079
Education Total			23,156,554
EDUCATION TOTAL			23,156,554
HEALTH CARE — 8.6%
Continuing Care Retirement — 0.6%
OR Albany Hospital Facility Authority
	Mennonite Home Albany,
	Series 2004 PJ-A:
	4.750% 10/01/11	660,000	629,765
	5.000% 10/01/12	680,000	640,941
OR Multnomah County Hospital Facilities Authority
	Terwilliger Plaza, Inc.,
	Series 2006 A,
	5.250% 12/01/26	1,400,000	1,035,454
Continuing Care Retirement Total			2,306,160

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
Hospitals — 8.0%
OR Benton County Hospital Facilities Authority
	Samaritan Health Services,
	Series 1998:
	4.800% 10/01/11	245,000	247,688
	5.200% 10/01/17	2,255,000	2,270,199
OR Clackamas County Hospital Facility Authority
	Legacy Health System, IBC,
	Series 1999,
	Insured: NPFGC
	5.500% 02/15/13	495,000	499,801
	Legacy Health System:
	Series 1999:
	5.000% 02/15/16	1,010,000	1,022,241
	5.500% 02/15/13	5,450,000	5,502,865
	5.500% 02/15/14	2,385,000	2,400,693
	Series 2001:
	4.600% 05/01/10	885,000	904,851
	5.250% 05/01/21	4,890,000	5,019,781
	5.750% 05/01/12	2,000,000	2,127,920
	5.750% 05/01/16	1,500,000	1,569,990
OR Deschutes County Hospital Facilities Authority
	Cascade Healthcare Community,
	Series 2008,
	7.375% 01/01/23	2,000,000	2,273,220
OR Medford Hospital Facilities Authority
	Asante Health System,
	Series 1998 A,
	Insured: NPFGC:
	5.250% 08/15/10	485,000	486,809
	5.250% 08/15/11	260,000	260,777
OR Multnomah County Hospital Facilities Authority
	Providence Health System,
	Series 2004,
	5.250% 10/01/16	2,970,000	3,185,830
OR Salem Hospital Facility Authority
	Series 2006 A,
	5.000% 08/15/27	3,500,000	3,292,310
	Series 2008 A,
	5.250% 08/15/18	2,500,000	2,630,300

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
Hospitals — (continued)
OR Umatilla County Hospital Facility Authority
	Catholic Health Initiatives,
	Series 2000 A,
	5.750% 12/01/20	285,000	290,335
Hospitals Total			33,985,610
HEALTH CARE TOTAL			36,291,770
HOUSING — 4.2%
Assisted Living/Senior — 0.3%
OR Clackamas County Hospital Facility Authority
	Robison Jewish Home,
	Series 2005:
	5.000% 10/01/19	1,000,000	805,630
	5.125% 10/01/24	1,000,000	752,110
Assisted Living/Senior Total			1,557,740
Multi-Family — 1.4%
OR Clackamas County Housing Authority
	Multi-Family Housing,
	Easton Ridge,
	Series 1996 A:
	5.800% 12/01/16	2,085,000	1,901,082
	5.900% 12/01/26	1,750,000	1,390,305
PR Commonwealth of Puerto Rico Housing Finance Authority
	Series 2008,
	5.000% 12/01/13	2,455,000	2,675,066
Multi-Family Total			5,966,453
Single-Family — 2.5%
OR Housing & Community Services
	Department Mortgage Single Family Program:
	Series 1991 D,
	6.700% 07/01/13	100,000	100,279
	Series 1998 A,
	4.850% 07/01/10	95,000	96,177
	Series 1999 E,
	5.375% 07/01/21	1,525,000	1,541,195
	Series 1999 M, AMT,
	5.800% 07/01/12	85,000	85,123
	Series 2000 E,
	Insured: FHA:
	5.700% 07/01/12	285,000	291,247
	5.800% 07/01/14	250,000	255,668
	6.000% 07/01/20	695,000	701,262
	Series 2001 J,
	5.150% 07/01/24	1,095,000	1,102,249
	Series 2001 Q:
	4.700% 07/01/15	455,000	467,467
	4.900% 07/01/17	445,000	455,311
	Series 2008 G,
	5.200% 07/01/28	5,345,000	5,403,795
Single-Family Total			10,499,773
HOUSING TOTAL			18,023,966

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
INDUSTRIALS — 0.4%
Oil & Gas — 0.4%
TN Energy Acquisition Corp.
	Series 2006,
	5.250% 09/01/22	1,900,000	1,735,118
Oil & Gas Total			1,735,118
INDUSTRIALS TOTAL			1,735,118
OTHER — 23.0%
Other — 0.7%
OR Health, Housing, Educational & Cultural Facilities Authority
	Goodwill Industries Lane County,
	Series 1998 A,
	6.650% 11/15/22(b)	3,245,000	2,853,913
Other Total			2,853,913
Refunded/Escrowed(c) — 22.3%
OR Benton & Linn Counties
	School District No. 509J, Corvallis,
	Series 2003,
	Pre-refunded 06/01/13,
	Insured: FSA
	5.000% 06/01/17	2,665,000	3,017,739
OR Board of Higher Education
	Lottery Education,
	Series 1999 A,
	Pre-refunded 04/01/11,
	Insured: FSA
	5.000% 04/01/14	2,705,000	2,902,654
	Series 2001 A,
	Pre-refunded 08/01/11,
	5.250% 08/01/14	1,225,000	1,335,189
OR Clackamas Community College District
	Series 2001,
	Pre-refunded 06/15/11,
	Insured: FGIC
	5.250% 06/15/15	1,390,000	1,509,095
OR Clackamas County Hospital Facility Authority
	Willamette View, Inc.,
	Series 1999 A,
	Pre-refunded 11/01/09,
	6.850% 11/01/15	1,335,000	1,375,597

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
Refunded/Escrowed(c) — (continued)
OR Clackamas County
	School District No. 086,
	Series 2000,
	Pre-refunded 06/15/10,
	6.000% 06/15/16	2,350,000	2,483,433
	School District No. 108,
	Series 2001,
	Pre-refunded 06/15/11,
	Insured: FSA
	5.375% 06/15/15	1,055,000	1,148,062
	School District No. 12, North Clackamas,
	Series 1998,
	Pre-refunded 06/01/09,
	Insured: FGIC
	5.250% 06/01/11	1,000,000	1,000,270
	School District No. 7J, Lake Oswego,
	Series 2001,
	Pre-refunded 06/01/11:
	5.375% 06/01/16	1,295,000	1,407,212
	5.375% 06/01/17	2,535,000	2,754,658
OR Coos County
	School District No. 13, North Bend,
	Series 2002,
	Pre-refunded 06/15/12,
	Insured: FSA
	5.500% 06/15/15	1,765,000	1,981,054
OR Department of Transportation
	Highway User Tax,
	Series 2002 A,
	Pre-refunded 11/15/12,
	5.500% 11/15/16	2,500,000	2,839,200
OR Deschutes County Hospital Facilities Authority
	Cascade Health Services, Inc.,
	Series 2002,
	Pre-refunded 01/01/12:
	5.500% 01/01/22	2,000,000	2,206,660
	5.600% 01/01/27	5,550,000	6,137,578
	5.600% 01/01/32	2,000,000	2,211,740
OR Deschutes County
	School District No. 1,
	Series 2001 A,
	Pre-refunded 06/15/11,
	Insured: FSA
	5.500% 06/15/18	1,000,000	1,090,730
OR Jackson County
	School District No. 4,
	Phoenix-Talent,
	Series 2001,
	Pre-refunded 06/15/11,
	5.500% 06/15/16	1,000,000	1,090,730
	School District No. 9, Eagle Point,
	Series 2000,
	Pre-refunded 06/15/11,
	5.625% 06/15/15	1,920,000	2,099,040
OR Lebanon Urban Renewal Agency
	Series 1999,
	Pre-refunded 06/01/09,
	5.625% 06/01/19	1,000,000	1,000,000

5

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
Refunded/Escrowed(c) — (continued)
OR Linn County Community
	School District No. 9, Lebanon,
	Series 2001,
	Pre-refunded 06/15/13,
	Insured: FGIC
	5.550% 06/15/21	2,000,000	2,310,480
	School District No. 9,
	Series 2001,
	Pre-refunded 06/15/13,
	Insured: FGIC
	5.250% 06/15/15	405,000	462,960
OR Multnomah County Educational Facilities Authority
	University of Portland,
	Series 2000,
	Pre-refunded 04/01/10:
	5.700% 04/01/15	1,000,000	1,042,520
	6.000% 04/01/20	1,000,000	1,045,020
	6.000% 04/01/25	500,000	522,510
OR Multnomah County
	School District No. 40,
	Series 2001,
	Pre-refunded 12/01/10,
	Insured: FSA
	5.000% 12/01/14	1,790,000	1,904,041
	School District No. 7, Reynolds,
	Series 2000,
	Pre-refunded 06/15/11,
	5.625% 06/15/17	1,000,000	1,092,610
OR Multnomah-Clackamas Counties
	Centennial School District No. 28-302,
	Series 2001,
	Pre-refunded 06/15/11,
	Insured: FGIC:
	5.375% 06/15/16	2,055,000	2,236,272
	5.375% 06/15/17	2,280,000	2,481,119
	5.375% 06/15/18	2,490,000	2,709,643
OR North Clackamas Parks & Recreation District Facilities
	Series 1993,
	Escrowed to Maturity,
	5.700% 04/01/13	1,625,000	1,775,459
OR Portland Community College District
	Series 2001 A,
	Pre-refunded 06/01/11:
	5.375% 06/01/14	1,925,000	2,091,801
	5.375% 06/01/16	2,705,000	2,939,388
	5.375% 06/01/17	2,540,000	2,760,091

6

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
Refunded/Escrowed(c) — (continued)
OR Portland Urban Renewal & Redevelopment
	South Park Blocks,
	Series 2000 A,
	Pre-refunded 06/15/10,
	Insured: AMBAC:
	5.750% 06/15/17	2,065,000	2,195,818
	5.750% 06/15/19	2,580,000	2,743,443
OR Powell Valley Water District
	Series 2000,
	Pre-refunded 08/01/09,
	6.000% 02/01/15	620,000	625,530
OR Redmond Urban Renewal Agency
	South Airport Industrial Area A,
	Series 1999,
	Pre-refunded 06/01/09,
	5.700% 06/01/19	650,000	650,000
OR Salem Water & Sewer
	Series 2000,
	Pre-refunded 06/01/10,
	Insured: FSA
	5.300% 06/01/15	1,500,000	1,571,595
OR Umatilla County Hospital Facility Authority
	Catholic Health Initiatives,
	Series 2000 A,
	Escrowed to Maturity:
	5.750% 12/01/20	245,000	258,877
	6.000% 12/01/30	4,825,000	5,110,302
OR Washington & Clackamas Counties
	School District No. 23J, Tigard,
	Series 2002,
	Pre-refunded 06/15/12,
	Insured: NPFGC
	5.375% 06/15/17	1,500,000	1,678,050
OR Washington County
	School District No. 48J, Beaverton:
	Series 1999,
	Pre-refunded 06/01/09,
	Insured: FGIC
	5.100% 06/01/12	500,000	500,130
	Series 2001,
	Pre-refunded 01/01/11:
	5.125% 01/01/14	2,000,000	2,132,340
	5.125% 01/01/17	1,820,000	1,940,429
	5.125% 01/01/18	2,260,000	2,409,544
	Series 2001,
	Pre-refunded 06/01/11,
	5.500% 06/01/16	2,785,000	3,033,227
OR Washington, Multnomah & Yamhill Counties
	School District No. 1J,
	Series 1999,
	Pre-refunded 06/01/09,
	5.250% 06/01/14	500,000	500,135

7

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
Refunded/Escrowed(c) — (continued)
OR Yamhill County
	School District No. 029J,
	Series 2002,
	Pre-refunded 06/15/12,
	Insured: NPFGC
	5.250% 06/15/16	2,535,000	2,820,872
VI Virgin Islands Public Finance Authority
	Series 1989 A,
	Escrowed to Maturity,
	7.300% 10/01/18	1,185,000	1,481,001
Refunded/Escrowed Total			94,615,848
OTHER TOTAL			97,469,761
OTHER REVENUE — 2.2%
Recreation — 2.2%
OR Board of Higher Education
	Lottery Education:
	Series 2003 A,
	Insured: FSA
	5.000% 04/01/14	1,830,000	2,027,274
	Series 2008,
	5.000% 04/01/24	3,130,000	3,335,735
	Series 2009 A,
	5.000% 04/01/27	4,000,000	4,183,240
Recreation Total			9,546,249
OTHER REVENUE TOTAL			9,546,249
TAX-BACKED — 42.6%
Local Appropriated — 0.3%
OR Deschutes & Jefferson County
	School District No. 02J,
	Series 2004 B,
	Insured: FGIC
	(a) 06/15/22	2,335,000	1,345,824
Local Appropriated Total			1,345,824
Local General Obligations — 27.7%
OR Aurora
	Series 1999,
	5.600% 06/01/24	1,205,000	1,205,711
OR Bend Municipal Airport
	Series 1999 B, AMT,
	5.375% 06/01/13	150,000	150,303
OR Canyonville South Umpqua Rural Fire District
	Series 2001,
	5.400% 07/01/31	610,000	411,225
OR Clackamas & Washington Counties
	School District No. 3,
	Series 2009,
	5.000% 06/15/24	4,150,000	4,555,621
	School District No. 3A,
	Series 2003,
	Insured: FGIC
	(a) 06/15/17	4,000,000	3,013,640

8

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
Local General Obligations — (continued)
OR Clackamas Community College District
	Series 2001,
	Insured: FGIC
	5.250% 06/15/15	110,000	117,283
OR Clackamas County
	School District No. 108, Estacada,
	Series 2005,
	Insured: FSA
	5.500% 06/15/25	2,485,000	2,926,460
	School District No. 115,
	Series 2006 A,
	Insured: NPFGC:
	(a) 06/15/25	2,250,000	969,615
	(a) 06/15/26	2,610,000	1,051,439
	School District No. 12, North Clackamas,
	Series 2007 B,
	Insured: FSA
	(a) 06/15/22	4,000,000	3,885,520
	School District No. 46,
	Series 2009:
	5.000% 06/15/25 (d)	4,350,000	4,652,934
	5.000% 06/15/26	3,000,000	3,157,260
	Series 2007,
	Insured: NPFGC
	4.125% 06/01/27	2,000,000	1,912,880
OR Columbia County
	School District No. 502, Deferred Interest,
	Series 1999,
	Insured: FGIC:
	(a) 06/01/13	1,685,000	1,535,557
	(a) 06/01/14	1,025,000	895,789
OR Columbia Multnomah & Washington Counties
	School District No. 1J,
	Series 2009:
	5.000% 06/15/23(d)	1,000,000	1,085,140
	5.000% 06/15/24(d)	1,165,000	1,251,688
	5.000% 06/15/25(d)	1,275,000	1,358,398
OR Deschutes County
	Administrative School District No. 1,
	Series 2007,
	Insured: FGIC
	4.500% 06/15/20	5,000,000	5,383,800
OR Jackson County
	School District No. 009,
	Series 2005,
	Insured: NPFGC:
	5.500% 06/15/20	1,000,000	1,179,770
	5.500% 06/15/21	1,410,000	1,660,698

9

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
Local General Obligations — (continued)
	School District No. 549C,
	Series 2008:
	4.625% 06/15/27	1,500,000	1,529,415
	4.625% 06/15/28	1,660,000	1,672,782
	4.625% 06/15/30	2,000,000	1,981,100
	School District No. 6, Central Point,
	Series 2000,
	6.000% 06/15/09	1,090,000	1,092,529
OR Jefferson County
	School District No. 509J, Madras School District,
	Series 2002,
	Insured: FGIC
	5.250% 06/15/18	1,075,000	1,142,929
OR Josephine County
	Unit School District, Three Rivers,
	Series 2005,
	Insured: FGIC:
	5.000% 12/15/15	1,000,000	1,142,010
	5.000% 12/15/16	1,000,000	1,145,450
OR Lane County
	School District No. 19, Springfield:
	Series 1997,
	Insured: FGIC:
	6.000% 10/15/12	1,740,000	1,935,071
	6.000% 10/15/14	1,310,000	1,493,321
	Series 2006,
	Insured: FSA
	(a) 06/15/25	5,160,000	2,186,447
	School District No. 4J, Eugene,
	Series 2002:
	5.000% 07/01/12	1,000,000	1,106,200
	5.250% 07/01/13	1,000,000	1,135,400
OR Linn Benton Community College
	Series 2001,
	Insured: FGIC
	(a) 06/15/13	1,000,000	900,260
	Series 2002,
	Insured: FGIC
	(a) 06/15/14	1,000,000	857,750
OR Linn County
	Community School District No. 9, Lebanon,
	Series 2001,
	Insured: FGIC
	5.250% 06/15/15	305,000	336,513
OR Madras Aquatic Center District
	Series 2005,
	5.000% 06/01/22	1,695,000	1,821,922
OR Multnomah-Clackamas Counties
	Centennial School District No. 28JT,
	Series 2006,
	Insured: AMBAC
	(a) 06/01/16	2,260,000	1,682,593

10

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
Local General Obligations — (continued)
OR Portland Limited Tax
	Series 2001 B:
	(a) 06/01/13	1,500,000	1,374,570
	(a) 06/01/16	3,500,000	2,820,300
	(a) 06/01/18	4,000,000	2,897,960
	(a) 06/01/19	4,000,000	2,733,600
	(a) 06/01/20	4,000,000	2,580,360
OR Portland
	Series 2005,
	5.000% 06/01/16	3,075,000	3,492,031
OR Salem
	Series 2009:
	5.000% 06/01/19(d)	2,025,000	2,275,736
	5.000% 06/01/20(d)	880,000	978,595
	5.000% 06/01/26	3,315,000	3,488,308
OR Tri-County Metropolitan Transportation District
	Series 2003 A,
	5.000% 09/01/15	1,000,000	1,081,730
	Series 2005 A,
	Insured: FSA
	5.000% 09/01/17	4,250,000	4,744,955
OR Tualatin Hills Park & Recreation District
	Series 1998,
	Insured: FGIC
	5.750% 03/01/14	990,000	1,146,371
OR Washington & Clackamas Counties
	School District No. 23J, Tigard:
	Series 2000,
	(a) 06/15/18	2,700,000	1,928,583
	Series 2005,
	Insured: NPFGC
	5.000% 06/15/21	6,575,000	7,370,969
OR Washington Clackamas & Yamhill Counties
	School District No. 88J,
	Series 2007 B,
	Insured: NPFGC
	4.500% 06/15/23	8,125,000	8,427,981
OR Washington Multnomah & Yamhill Counties
	School District No. 1J:
	Series 1998,
	5.000% 11/01/13	1,100,000	1,236,158
	Series 2006,
	Insured: NPFGC
	(a) 06/15/25	4,065,000	1,714,942

11

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
Local General Obligations — (continued)
OR Yamhill County
	School District No. 029J,
	Series 2005,
	Insured: FGIC
	5.500% 06/15/21	1,000,000	1,199,860
	School District No. 40,
	Series 1997,
	Insured: FGIC
	6.000% 06/01/09	500,000	500,130
Local General Obligations Total			117,515,562
Special Non-Property Tax — 1.7%
OR Department of Transportation
	Series 2007 A,
	5.000% 11/15/16	6,305,000	7,255,037
Special Non-Property Tax Total			7,255,037
Special Property Tax — 4.7%
OR Hood River Urban Renewal Agency
	Series 1996,
	6.250% 12/15/11	535,000	510,331
OR Keizer
	Series 2008,
	5.200% 06/01/31	2,500,000	2,487,025
OR Lebanon Urban Renewal Agency
	Series 2000:
	5.750% 06/01/15	1,120,000	986,563
	6.000% 06/01/20	1,580,000	1,332,224
OR Medford Urban Renewal
	Series 1996,
	5.875% 09/01/10	345,000	345,911
OR Portland Airport Way Urban Renewal & Redevelopment
	Convention Center,
	Series 2000 A,
	Insured: AMBAC:
	5.750% 06/15/17	1,500,000	1,548,555
	5.750% 06/15/18	2,050,000	2,111,849
OR Portland River District Urban Renewal & Redevelopment
	Series 2003 A,
	Insured: AMBAC:
	5.000% 06/15/17	1,500,000	1,623,255
	5.000% 06/15/18	3,070,000	3,132,935
	5.000% 06/15/20	2,000,000	2,028,440
OR Redmond Urban Renewal Agency
	Downtown Area B,
	Series 1999:
	5.650% 06/01/13	720,000	674,978
	5.850% 06/01/19	785,000	676,662

12

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
Special Property Tax — (continued)
OR Seaside Urban Renewal Agency
	Greater Seaside Urban Renewal,
	Series 2001,
	5.250% 06/01/15	1,000,000	938,750
OR Veneta Urban Renewal Agency
	Series 2001:
	5.375% 02/15/16	700,000	634,333
	5.625% 02/15/21	1,100,000	928,147
Special Property Tax Total			19,959,958
State Appropriated — 5.5%
OR Department of Administrative Services
	Certificates of Participation:
	Series 1999 A,
	Insured: AMBAC:
	5.000% 05/01/13	4,240,000	4,293,763
	5.000% 05/01/14	1,000,000	1,012,680
	Series 2002 B,
	Insured: NPFGC
	5.250% 05/01/10	840,000	873,398
	Series 2002 C,
	Insured: NPFGC:
	5.250% 11/01/15	1,000,000	1,068,260
	5.250% 11/01/17	5,000,000	5,267,050
	Series 2002 E,
	Insured: FSA
	5.000% 11/01/13	1,470,000	1,606,975
	Series 2007 A,
	Insured FGIC:
	5.000% 05/01/24	2,630,000	2,727,363
	5.000% 05/01/25	2,780,000	2,858,618
	5.000% 05/01/26	2,800,000	2,856,784
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 2004 A,
	LOC: Government Development Bank for Puerto Rico
	5.750% 08/01/27	750,000	754,523
State Appropriated Total			23,319,414
State General Obligations — 2.7%
OR Board of Higher Education
	Deferred Interest,
	Series 2001 A,
	(a) 08/01/17	1,050,000	794,451
	Series 1996 A,
	(a) 08/01/14	490,000	428,123
	Series 2001 A:
	5.250% 08/01/14	255,000	273,696
	5.250% 08/01/16	780,000	835,466
	Series 2004 D,
	5.000% 08/01/24	3,620,000	3,802,629
OR Elderly & Disabled Housing
	Series 2001 B,
	4.950% 08/01/20	985,000	996,544

13

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
State General Obligations — (continued)
OR State
	Series 2002 A,
	5.250% 10/15/15	1,735,000	1,905,724
OR Veterans Welfare
	Series 2000 80A,
	5.700% 10/01/32	1,270,000	1,282,662
PR Commonwealth of Puerto Rico
	Series 2006 A,
	5.250% 07/01/23	1,000,000	926,600
State General Obligations Total			11,245,895
TAX-BACKED TOTAL			180,641,690
TRANSPORTATION — 0.7%
Airports — 0.2%
OR Port of Portland International Airport
	Series 1998 12B,
	Insured: FGIC
	5.250% 07/01/12	1,000,000	1,012,600
Airports Total			1,012,600
Ports — 0.5%
OR Port of Morrow
	Series 2007:
	4.875% 06/01/20	750,000	577,027
	5.000% 06/01/25	1,000,000	722,910
OR Port of St. Helens
	Series 1999:
	5.600% 08/01/14	315,000	302,306
	5.750% 08/01/19	425,000	388,803
Ports Total			1,991,046
TRANSPORTATION TOTAL			3,003,646
UTILITIES — 8.4%
Independent Power Producers — 0.8%
OR Western Generation Agency
	Series 2006 A,
	5.000% 01/01/21	3,000,000	2,370,840
	Wauna Cogeneration,
	Series 2006 A,
	5.000% 01/01/20	1,000,000	806,350
Independent Power Producers Total			3,177,190
Investor Owned — 2.0%
OR Port of St. Helens Pollution Control
	Portland General Electric Co.:
	Series 1985 A,
	4.800% 04/01/10	5,195,000	5,147,310
	Series 1985 B,
	4.800% 06/01/10	3,500,000	3,461,990
Investor Owned Total			8,609,300

14

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
Municipal Electric — 2.9%
OR Emerald Peoples Utility District
	Series 1996,
	Insured: FGIC:
	7.350% 11/01/10	2,160,000	2,320,963
	7.350% 11/01/11	2,000,000	2,228,600
	7.350% 11/01/12	2,490,000	2,860,363
	7.350% 11/01/13	2,675,000	3,145,345
	Series 2003 A,
	Insured: FSA
	5.250% 11/01/20	605,000	636,865
OR Eugene Electric Utilities System
	Series 2001 B,
	Insured: FSA
	5.250% 08/01/13	1,040,000	1,108,838
Municipal Electric Total			12,300,974
Water & Sewer — 2.7%
OR Myrtle Point Water
	Series 2000,
	6.000% 12/01/20	510,000	525,626
OR Portland Water Systems Revenue
	Series 2004 B,
	5.000% 10/01/13	730,000	828,039
	Series 2006 B,
	5.000% 10/01/16	5,330,000	6,127,635
OR Sheridan Water
	Series 1998,
	5.350% 04/01/18	300,000	281,283
	Series 2000:
	6.200% 05/01/15	625,000	626,325
	6.450% 05/01/20	520,000	520,005
OR Washington County Housing Authority
	Clean Water Services Sewer,
	Series 2004 Lien,
	Insured: NPFGC
	5.000% 10/01/13	2,310,000	2,558,533
Water & Sewer Total			11,467,446
UTILITIES TOTAL			35,554,910

	Total Municipal Bonds (cost of $394,057,546)		405,423,664

15

	Shares ($)	Value ($)
Investment Companies — 5.6%
Columbia Tax - Exempt Reserves, Capital Class (7 day yield of 0.250%) (e)(f)	12,979,097	12,979,097
Dreyfus Tax-Exempt Cash Management Fund (7 day yield of 0.687%)	10,580,262	10,580,262

Total Investment Companies (cost of $23,559,359)		23,559,359

	Par ($)
Short-Term Obligation — 0.0%
VARIABLE RATE DEMAND NOTES (g) — 0.0%
WI University Hospitals & Clinics Authority
Series 2008 B,
LOC: U.S. Bank N.A.
0.250% 04/01/34	100,000	100,000
VARIABLE RATE DEMAND NOTES TOTAL		100,000

Total Short-Term Obligation (cost of $100,000)		100,000

Total Investments — 101.2% (cost of $417,716,905)(h)(i)		429,083,023

Other Assets & Liabilities, Net — (1.2)%		(5,185,141)

Net Assets — 100.0%		423,897,882

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Trusts’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment.  To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums.  Multiple inputs from various sources may be used to determine value.

16

On September 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•      Level 1—quoted prices in active markets for identical securities

•      Level 2—prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3—prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of May 31, 2009, in valuing the Fund’s assets:

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 — Quoted Prices	$23,559,359	$—
Level 2 — Other Significant Observable Inputs	405,523,664	—
Level 3 — Significant Unobservable Inputs	—	—
Total	$429,083,023	$—

17

(a)	Zero coupon bond.

(b)

Denotes a restricted security, which is subject to restrictions on resale under federal securities laws or in transactions exempt from registration.  At May 31, 2009, the value of this security amounted to $2,853,913, which represents 0.7% of net assets.

	Security	Acquisition Date	Acquisition Cost
	OR Health, Housing, Educational & Cultural Facilities Authority, Goodwill Industries Lane County, Series 1998 A, 6.650% 11/15/22	06/17/98	$3,245,000

(c)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(d)	Security purchased on a delayed delivery basis.

(e)	Investment in affiliates during the nine month period ended May 31, 2009:
	Security name: Columbia Tax - Exempt Reserves, Capital Class (7 day yield of 0.250%)

	Shares as of 08/31/08:		—
	Shares purchased:		47,065,942
	Shares sold:		(34,086,845)
	Shares as of 05/31/09:		12,979,097
	Net realized gain/loss:		$—
	Dividend income earned:		$27,644
	Value at end of period:		$12,979,097

(f)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(g)

Variable rate demand note.  This security is payable upon demand and is secured by letters of credit or other credit support agreements from banks.  The interest rate changes periodically and the interest rate shown reflect the rate as of May 31, 2009.

(h)	Cost for federal income tax purposes is $417,547,734.

(i)	Unrealized appreciation and depreciation at May 31, 2009 based on cost of investments for federal income tax purposes was:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
	$18,542,028	$(7,006,739)	$11,535,289

Acronym	Name
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FSA	Financial Security Assurance, Inc.
IBC	Insured Bond Certificates
LOC	Letter of Credit
NPFGC	National Public Finance Guarantee Corp.

18

INVESTMENT PORTFOLIO

May 31, 2009 (Unaudited)	Columbia Real Estate Equity Fund

	Shares	Value ($)*
Common Stocks — 98.0%
CONSUMER DISCRETIONARY — 2.3%
Hotels, Restaurants & Leisure — 2.3%
Starwood Hotels & Resorts Worldwide, Inc.	209,379	5,123,504
Hotels, Restaurants & Leisure Total		5,123,504
CONSUMER DISCRETIONARY TOTAL		5,123,504
FINANCIALS — 95.7%
Real Estate Investment Trusts (REITs) — 95.7%
AMB Property Corp.	262,400	4,683,840
Boardwalk Real Estate Investment Trust	215,108	6,174,934
Brandywine Realty Trust	769,100	5,729,795
CBL & Associates Properties, Inc.	423,037	2,635,521
Corporate Office Properties Trust	276,559	8,208,271
Digital Realty Trust, Inc.	338,005	12,090,439
Duke Realty Corp.	739,470	7,032,360
Equity Lifestyle Properties, Inc.	241,707	9,484,583
Equity Residential Property Trust	266,740	6,492,452
Extra Space Storage, Inc.	453,400	3,405,034
Federal Realty Investment Trust	218,662	11,512,554
First Potomac Realty Trust	267,200	2,802,928
HCP, Inc.	258,900	6,014,247
Health Care, Inc.	230,006	7,877,706
Kimco Realty Corp.	721,288	8,431,857
Macerich Co.	186,700	3,151,496
Mack-Cali Realty Corp.	442,189	10,926,490
Mid-America Apartment Communities, Inc.	207,631	7,534,929
National Retail Properties, Inc.	373,089	6,383,553
Nationwide Health Properties, Inc.	464,523	12,342,376
Omega Healthcare Investors, Inc.	413,052	6,596,440
Plum Creek Timber Co., Inc.	348,178	12,064,368
Potlatch Corp.	176,411	4,618,440
ProLogis	319,502	2,712,572
Public Storage, Inc.	99,081	6,599,785
Realty Income Corp.	260,500	5,592,935
Simon Property Group, Inc.	454,649	24,310,082
Sun Communities, Inc.	80,444	1,135,869
U-Store-It Trust	567,400	1,707,874
Ventas, Inc.	122,100	3,706,956

1

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Real Estate Investment Trusts (REITs) — (continued)
	Vornado Realty Trust	81,511	3,803,303
Real Estate Investment Trusts (REITs) Total			215,763,989
FINANCIALS TOTAL			215,763,989

	Total Common Stocks (cost of $219,100,049)		220,887,493

Investment Company — 1.0%
	iShares Dow Jones U.S. Real Estate Index Fund	66,135	2,233,379

	Total Investment Company (cost of $3,330,998)		2,233,379

		Par ($)
Short-Term Obligation — 2.7%
	Repurchase agreement with Fixed Income Clearing Corp., dated 05/29/09, due 06/01/09 at 0.110%, collateralized by a U.S. Treasury Obligation maturing 07/15/10, market value $6,119,730 (repurchase proceeds $5,999,055)	5,999,000	5,999,000

	Total Short-Term Obligation (cost of $5,999,000)		5,999,000

	Total Investments — 101.7% (cost of $228,430,047)(a)(b)		229,119,872

	Other Assets & Liabilities, Net — (1.7)%		(3,734,398)

	Net Assets — 100.0%		225,385,474

2

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment.  To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums.  Multiple inputs from various sources may be used to determine value.

On September 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of May 31, 2009, in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments
	Level 1 — Quoted Prices	$223,120,872	$—
	Level 2 — Other Significant Observable Inputs	5,999,000	—
	Level 3 — Significant Unobservable Inputs	—	—
	Total	$229,119,872	$—

3

(a)	Cost for federal income tax purposes is $228,430,047.

(b)	Unrealized appreciation and depreciation at May 31, 2009 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$27,625,660	$(26,935,835)	$689,825

4

INVESTMENT PORTFOLIO

May 31, 2009 (Unaudited)	Columbia Small Cap Growth Fund I

		Shares	Value ($)*
Common Stocks — 95.4%
CONSUMER DISCRETIONARY — 13.2%
Diversified Consumer Services — 1.8%
	Capella Education Co. (a)	39,500	2,061,505
	Coinstar, Inc. (a)	93,100	2,757,622
	Corinthian Colleges, Inc. (a)	120,000	1,845,600
	Matthews International Corp., Class A	43,500	1,241,925
Diversified Consumer Services Total			7,906,652
Hotels, Restaurants & Leisure — 2.6%
	Boyd Gaming Corp. (a)	255,400	2,564,216
	Buffalo Wild Wings, Inc. (a)	54,800	1,945,400
	P.F. Chang’s China Bistro, Inc. (a)	53,200	1,699,208
	Ruth’s Hospitality Group, Inc. (a)	395,500	1,526,630
	Sonic Corp. (a)	145,300	1,370,179
	Texas Roadhouse, Inc., Class A (a)	189,200	2,200,396
Hotels, Restaurants & Leisure Total			11,306,029
Household Durables — 0.9%
	Tempur-Pedic International, Inc.	350,500	3,866,015
Household Durables Total			3,866,015
Internet & Catalog Retail — 1.3%
	NetFlix, Inc. (a)	56,200	2,215,404
	Shutterfly, Inc. (a)	122,200	1,745,016
	Ticketmaster Entertainment, Inc. (a)	196,400	1,527,992
Internet & Catalog Retail Total			5,488,412
Leisure Equipment & Products — 0.1%
	Polaris Industries, Inc.	18,697	594,004
Leisure Equipment & Products Total			594,004
Media — 2.1%
	Arbitron, Inc.	134,000	2,667,940
	Entercom Communications Corp., Class A	307,000	488,130
	Knology, Inc. (a)	202,100	1,616,800
	Marvel Entertainment, Inc. (a)	61,900	2,053,842
	Valassis Communications, Inc. (a)	319,000	2,057,550
Media Total			8,884,262
Specialty Retail — 2.7%
	Aeropostale, Inc. (a)	68,700	2,378,394
	Gymboree Corp. (a)	45,600	1,680,360
	hhgregg, Inc. (a)	94,000	1,555,700
	Lumber Liquidators, Inc. (a)	244,800	3,708,720
	Pier 1 Imports, Inc. (a)	1,098,700	2,197,400
Specialty Retail Total			11,520,574

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Textiles, Apparel & Luxury Goods — 1.7%
	Iconix Brand Group, Inc. (a)	106,600	1,725,854
	Lululemon Athletica, Inc. (a)	134,900	1,703,787
	True Religion Apparel, Inc. (a)	85,400	1,969,324
	Warnaco Group, Inc. (a)	62,400	1,971,840
Textiles, Apparel & Luxury Goods Total			7,370,805
CONSUMER DISCRETIONARY TOTAL			56,936,753
CONSUMER STAPLES — 2.3%
Beverages — 0.6%
	Central European Distribution Corp. (a)	90,400	2,275,368
Beverages Total			2,275,368
Food Products — 1.3%
	Corn Products International, Inc.	125,500	3,314,455
	Diamond Foods, Inc.	81,200	2,394,588
Food Products Total			5,709,043
Personal Products — 0.4%
	Chattem, Inc. (a)	28,497	1,702,126
Personal Products Total			1,702,126
CONSUMER STAPLES TOTAL			9,686,537
ENERGY — 7.1%
Energy Equipment & Services — 2.3%
	Core Laboratories N.V.	34,700	3,294,418
	Hercules Offshore, Inc. (a)	511,700	2,374,288
	Pioneer Drilling Co. (a)	361,385	2,262,270
	Tesco Corp. (a)	212,300	1,889,470
Energy Equipment & Services Total			9,820,446
Oil, Gas & Consumable Fuels — 4.8%
	Alpha Natural Resources, Inc. (a)	53,900	1,484,945
	Arena Resources, Inc. (a)	108,493	3,886,219
	Comstock Resources, Inc. (a)	49,500	1,971,585
	Concho Resources, Inc. (a)	175,020	5,609,391
	Goodrich Petroleum Corp. (a)	72,100	1,926,512
	Quicksilver Resources, Inc. (a)	177,400	1,995,750
	Ship Finance International Ltd.	178,700	2,212,306

2

		Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
Oil, Gas & Consumable Fuels — (continued)
	Whiting Petroleum Corp. (a)	37,200	1,743,192
Oil, Gas & Consumable Fuels Total			20,829,900
ENERGY TOTAL			30,650,346
FINANCIALS — 5.3%
Capital Markets — 2.4%
	Janus Capital Group, Inc.	436,355	4,424,640
	Waddell & Reed Financial, Inc., Class A	241,000	5,880,400
Capital Markets Total			10,305,040
Commercial Banks — 0.4%
	Glacier Bancorp, Inc.	89,859	1,488,963
Commercial Banks Total			1,488,963
Consumer Finance — 0.4%
	Ezcorp, Inc., Class A (a)	155,000	1,883,250
Consumer Finance Total			1,883,250
Real Estate Investment Trusts (REITs) — 2.1%
	Alexandria Real Estate Equities, Inc.	46,300	1,662,170
	FelCor Lodging Trust, Inc.	529,968	1,653,500
	Home Properties, Inc.	49,400	1,645,020
	LaSalle Hotel Properties	187,900	2,570,472
	Tanger Factory Outlet Centers	53,700	1,737,732
Real Estate Investment Trusts (REITs) Total			9,268,894
FINANCIALS TOTAL			22,946,147
HEALTH CARE — 21.7%
Biotechnology — 6.3%
	Alexion Pharmaceuticals, Inc. (a)	161,700	5,902,050
	Allos Therapeutics, Inc. (a)	237,305	1,727,581
	Array Biopharma, Inc. (a)	297,700	925,847
	BioMarin Pharmaceuticals, Inc. (a)	208,700	2,917,626
	Celera Corp. (a)	209,700	1,587,429
	Cougar Biotechnology, Inc. (a)	51,600	2,218,284
	Myriad Genetics, Inc. (a)	44,300	1,601,888
	Onyx Pharmaceuticals, Inc. (a)	128,500	3,040,310
	OSI Pharmaceuticals, Inc. (a)	92,500	3,126,500
	Seattle Genetics, Inc. (a)	144,700	1,329,793
	United Therapeutics Corp. (a)	35,200	2,821,280
Biotechnology Total			27,198,588
Health Care Equipment & Supplies — 4.5%
	Cutera, Inc. (a)	212,200	1,650,916
	Haemonetics Corp. (a)	26,100	1,389,303

3

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Health Care Equipment & Supplies — (continued)
	Immucor, Inc. (a)	161,200	2,426,060
	Insulet Corp. (a)	170,300	1,231,269
	Masimo Corp. (a)	156,600	3,749,004
	NuVasive, Inc. (a)	149,800	5,410,776
	Syneron Medical Ltd. (a)	105,600	761,376
	Thoratec Corp. (a)	122,000	3,059,760
Health Care Equipment & Supplies Total			19,678,464
Health Care Providers & Services — 5.6%
	Brookdale Senior Living, Inc.	96,900	1,123,071
	CardioNet, Inc. (a)	229,552	4,065,366
	Catalyst Health Solutions, Inc. (a)	103,855	2,221,458
	Genoptix, Inc. (a)	92,700	2,695,716
	HMS Holdings Corp. (a)	86,100	3,026,415
	IPC The Hospitalist Co., Inc. (a)	110,005	2,739,125
	Mednax, Inc. (a)	82,600	3,345,300
	Owens & Minor, Inc.	64,600	2,264,876
	Psychiatric Solutions, Inc. (a)	152,954	2,822,001
Health Care Providers & Services Total			24,303,328
Health Care Technology — 2.0%
	Allscripts-Misys Healthcare Solutions, Inc.	153,600	1,982,976
	Omnicell, Inc. (a)	379,486	3,487,476
	Quality Systems, Inc.	63,400	3,165,562
Health Care Technology Total			8,636,014
Life Sciences Tools & Services — 2.1%
	ICON PLC, ADR (a)	314,760	5,489,414
	Illumina, Inc. (a)	96,500	3,542,515
Life Sciences Tools & Services Total			9,031,929
Pharmaceuticals — 1.2%
	Cypress Bioscience, Inc. (a)	168,100	1,277,560
	Perrigo Co.	149,100	4,004,826
Pharmaceuticals Total			5,282,386
HEALTH CARE TOTAL			94,130,709
INDUSTRIALS — 15.1%
Aerospace & Defense — 2.5%
	Aerovironment, Inc. (a)	80,400	2,244,768
	HEICO Corp.	105,100	3,665,888
	LMI Aerospace, Inc. (a)	114,800	1,081,416
	Orbital Sciences Corp. (a)	104,300	1,535,296
	Teledyne Technologies, Inc. (a)	75,000	2,465,250
Aerospace & Defense Total			10,992,618

4

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Air Freight & Logistics — 0.9%
	Atlas Air Worldwide Holdings, Inc. (a)	70,200	1,816,776
	Forward Air Corp.	92,300	1,967,836
Air Freight & Logistics Total			3,784,612
Commercial Services & Supplies — 1.4%
	ACCO Brands Corp. (a)	428,200	1,263,190
	Clean Harbors, Inc. (a)	55,800	3,042,216
	GeoEye, Inc. (a)	90,700	1,946,422
Commercial Services & Supplies Total			6,251,828
Construction & Engineering — 1.3%
	Dycom Industries, Inc. (a)	171,300	2,002,497
	EMCOR Group, Inc. (a)	108,900	2,446,983
	Pike Electric Corp. (a)	112,900	1,235,126
Construction & Engineering Total			5,684,606
Electrical Equipment — 2.2%
	Acuity Brands, Inc.	69,600	1,891,728
	GrafTech International Ltd. (a)	735,700	7,482,069
Electrical Equipment Total			9,373,797
Machinery — 2.7%
	Bucyrus International, Inc.	75,000	2,151,000
	Columbus McKinnon Corp/NY (a)	84,400	1,172,316
	Graham Corp.	87,300	1,222,200
	Key Technology, Inc. (a)	59,046	606,403
	Middleby Corp. (a)	92,100	4,136,211
	Wabtec Corp.	67,900	2,422,672
Machinery Total			11,710,802
Marine — 0.6%
	Genco Shipping & Trading Ltd.	96,600	2,526,090
Marine Total			2,526,090
Professional Services — 1.7%
	Advisory Board Co. (a)	108,900	2,526,480
	Huron Consulting Group, Inc. (a)	47,600	2,181,508
	TrueBlue, Inc. (a)	151,000	1,288,030
	Watson Wyatt Worldwide, Inc., Class A	41,279	1,566,125
Professional Services Total			7,562,143
Road & Rail — 1.4%
	Genesee & Wyoming, Inc., Class A (a)	60,500	1,749,660
	Landstar System, Inc.	43,800	1,664,400
	Old Dominion Freight Line, Inc. (a)	82,300	2,423,735
Road & Rail Total			5,837,795

5

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Trading Companies & Distributors — 0.4%
RSC Holdings, Inc. (a)	267,400	1,609,748
Trading Companies & Distributors Total		1,609,748
INDUSTRIALS TOTAL		65,334,039
INFORMATION TECHNOLOGY — 20.1%
Communications Equipment — 1.7%
Cogo Group, Inc. (a)	196,300	1,277,913
CommScope, Inc. (a)	92,900	2,437,696
Polycom, Inc. (a)	100,900	1,746,579
Starent Networks Corp. (a)	91,500	1,933,395
Communications Equipment Total		7,395,583
Internet Software & Services — 1.7%
Equinix, Inc. (a)	31,514	2,344,642
Omniture, Inc. (a)	152,500	1,802,550
VistaPrint Ltd. (a)	44,100	1,688,589
Vocus, Inc. (a)	85,557	1,634,994
Internet Software & Services Total		7,470,775
IT Services — 1.4%
Cybersource Corp. (a)	111,469	1,449,097
TNS, Inc. (a)	120,100	2,263,885
Wright Express Corp. (a)	97,900	2,434,773
IT Services Total		6,147,755
Semiconductors & Semiconductor Equipment — 5.4%
Atheros Communications, Inc. (a)	254,400	4,263,744
ATMI, Inc. (a)	99,500	1,614,885
Entegris, Inc. (a)	516,500	1,487,520
Integrated Device Technology, Inc. (a)	305,600	1,720,528
Microsemi Corp. (a)	296,836	3,995,413
MKS Instruments, Inc. (a)	112,800	1,523,928
Netlogic Microsystems, Inc. (a)	48,300	1,580,376
Trident Microsystems, Inc. (a)	1,199,400	2,062,968
Verigy Ltd. (a)	208,100	2,497,200
Volterra Semiconductor Corp. (a)	169,800	2,319,468
Semiconductors & Semiconductor Equipment Total		23,066,030

6

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Software — 9.9%
	Ariba, Inc. (a)	298,800	2,829,636
	Blackboard, Inc. (a)	117,524	3,387,042
	Cadence Design Systems, Inc. (a)	254,700	1,439,055
	Concur Technologies, Inc. (a)	99,043	2,921,768
	Informatica Corp. (a)	197,300	3,221,909
	Jack Henry & Associates, Inc.	77,100	1,416,327
	Kenexa Corp. (a)	212,300	2,052,941
	Lawson Software, Inc. (a)	452,200	2,378,572
	Micros Systems, Inc. (a)	101,500	2,651,180
	Netscout Systems, Inc. (a)	339,624	3,185,673
	NICE Systems Ltd., ADR (a)	97,300	2,234,008
	Solera Holdings, Inc. (a)	185,698	4,252,484
	SPSS, Inc. (a)	62,000	2,068,940
	Sybase, Inc. (a)	70,800	2,303,124
	Taleo Corp., Class A (a)	153,900	2,385,450
	TiVo, Inc. (a)	328,000	2,296,000
	Tyler Technologies, Inc. (a)	98,800	1,659,840
Software Total			42,683,949
INFORMATION TECHNOLOGY TOTAL			86,764,092
MATERIALS — 8.1%
Chemicals — 2.9%
	CF Industries Holdings, Inc.	43,400	3,369,576
	Ferro Corp.	656,600	2,422,854
	Intrepid Potash, Inc. (a)	116,800	3,807,680
	Rockwood Holdings, Inc. (a)	201,700	3,009,364
Chemicals Total			12,609,474
Containers & Packaging — 0.5%
	Greif, Inc., Class A	46,000	2,222,720
Containers & Packaging Total			2,222,720
Metals & Mining — 4.7%
	AK Steel Holding Corp.	275,400	3,938,220
	Century Aluminum Co. (a)	370,400	2,226,104
	Gammon Gold, Inc. (a)	272,400	2,244,576
	Gerdau Ameristeel Corp.	416,800	2,817,568
	Thompson Creek Metals Co., Inc. (a)	551,300	5,292,480

7

		Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Metals & Mining — (continued)
	Walter Energy, Inc.	113,100	3,691,584
Metals & Mining Total			20,210,532
MATERIALS TOTAL			35,042,726
TELECOMMUNICATION SERVICES — 2.5%
Diversified Telecommunication Services — 1.5%
	Neutral Tandem, Inc. (a)	131,493	3,813,297
	PAETEC Holding Corp. (a)	179,900	550,494
	Premiere Global Services, Inc. (a)	170,600	2,042,082
Diversified Telecommunication Services Total			6,405,873
Wireless Telecommunication Services — 1.0%
	SBA Communications Corp., Class A (a)	176,707	4,518,398
Wireless Telecommunication Services Total			4,518,398
TELECOMMUNICATION SERVICES TOTAL			10,924,271

	Total Common Stocks (cost of $373,799,749)		412,415,620

		Par ($)
Short-Term Obligation — 5.1%
	Repurchase agreement with Fixed Income Clearing Corp., dated 05/29/09, due 06/01/09 at 0.110%, collateralized by a U.S. Treasury Obligation maturing 10/22/09, market value $22,402,575 (repurchase proceeds $21,961,201)	21,961,000	21,961,000

	Total Short-Term Obligation (cost of $21,961,000)		21,961,000

	Total Investments — 100.5% (cost of $395,760,749)(b)(c)		434,376,620

	Other Assets & Liabilities, Net — (0.5)%		(2,031,006)

	Net Assets — 100.0%		432,345,614

8

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment.  To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums.  Multiple inputs from various sources may be used to determine value.

On September 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of May 31, 2009, in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments
	Level 1 — Quoted Prices	$412,415,620	$—
	Level 2 — Other Significant Observable Inputs	21,961,000	—
	Level 3 — Significant Unobservable Inputs	—	—
	Total	$434,376,620	$—

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $395,760,749.
(c)	Unrealized appreciation and depreciation at May 31, 2009 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$64,270,664	$(25,654,793)	$38,615,871

	Acronym	Name
	ADR	American Depositary Receipt

9

INVESTMENT PORTFOLIO
May 31, 2009 (Unaudited)	Columbia Strategic Investor Fund

		Shares	Value ($)*
Common Stocks — 98.1%
CONSUMER DISCRETIONARY — 10.2%
Auto Components — 0.5%
	Nokian Renkaat Oyj	173,166	3,286,697
Auto Components Total			3,286,697
Distributors — 1.0%
	Genuine Parts Co.	119,300	3,994,164
	LKQ Corp. (a)	200,898	3,071,730
Distributors Total			7,065,894
Hotels, Restaurants & Leisure — 2.0%
	Bally Technologies, Inc. (a)	137,500	3,850,000
	Carnival Corp.	149,100	3,793,104
	Starbucks Corp. (a)	276,900	3,984,591
	WMS Industries, Inc. (a)	82,806	2,937,129
Hotels, Restaurants & Leisure Total			14,564,824
Media — 1.3%
	DIRECTV Group, Inc. (a)	161,000	3,622,500
	John Wiley & Sons, Inc., Class A	97,000	3,066,170
	Time Warner Cable, Inc.	92,126	2,836,560
Media Total			9,525,230
Multiline Retail — 1.4%
	Big Lots, Inc. (a)	147,921	3,403,662
	Target Corp.	166,900	6,559,170
Multiline Retail Total			9,962,832
Specialty Retail — 2.5%
	Best Buy Co., Inc.	76,300	2,678,130
	Jo-Ann Stores, Inc. (a)	149,065	3,221,294
	Lowe’s Companies, Inc.	231,300	4,397,013
	Lumber Liquidators, Inc. (a)	145,632	2,206,325
	Tractor Supply Co. (a)	64,086	2,459,621
	Urban Outfitters, Inc. (a)	123,753	2,527,036
Specialty Retail Total			17,489,419
Textiles, Apparel & Luxury Goods — 1.5%
	Hanesbrands, Inc. (a)	193,371	3,267,970
	NIKE, Inc., Class B	130,800	7,462,140
Textiles, Apparel & Luxury Goods Total			10,730,110
CONSUMER DISCRETIONARY TOTAL			72,625,006
CONSUMER STAPLES — 8.9%
Beverages — 2.7%
	Carlsberg A/S, Class B	65,473	4,188,028
	Fomento Economico Mexicano SAB de CV, ADR	71,700	2,343,873

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Beverages — (continued)
	Hansen Natural Corp. (a)	50,600	1,856,008
	Molson Coors Brewing Co., Class B	61,900	2,722,981
	PepsiCo, Inc.	162,000	8,432,100
Beverages Total			19,542,990
Food & Staples Retailing — 0.4%
	Kroger Co.	121,100	2,761,080
Food & Staples Retailing Total			2,761,080
Food Products — 1.9%
	ConAgra Foods, Inc.	259,400	4,822,246
	Corn Products International, Inc.	66,500	1,756,265
	Kraft Foods, Inc., Class A	160,200	4,182,822
	Sanderson Farms, Inc.	64,800	2,825,928
Food Products Total			13,587,261
Household Products — 0.9%
	Procter & Gamble Co.	117,800	6,118,532
Household Products Total			6,118,532
Personal Products — 1.7%
	Avon Products, Inc.	220,100	5,845,856
	Herbalife Ltd.	119,700	3,496,437
	Mead Johnson Nutrition Co., Class A (a)	97,887	3,050,159
Personal Products Total			12,392,452
Tobacco — 1.3%
	Philip Morris International, Inc.	211,900	9,035,416
Tobacco Total			9,035,416
CONSUMER STAPLES TOTAL			63,437,731
ENERGY — 14.6%
Energy Equipment & Services — 5.6%
	BJ Services Co.	282,923	4,424,916
	Cameron International Corp. (a)	173,700	5,424,651
	CARBO Ceramics, Inc.	111,495	4,216,741
	National-Oilwell Varco, Inc. (a)	146,736	5,666,944
	Noble Corp.	91,300	3,137,981
	Pioneer Drilling Co. (a)	319,601	2,000,702
	Schlumberger Ltd.	78,000	4,463,940
	Tenaris SA, ADR	125,301	3,830,452
	Transocean Ltd. (a)	38,099	3,028,109
	Wellstream Holdings PLC	388,715	3,316,486
Energy Equipment & Services Total			39,510,922

2

		Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
Oil, Gas & Consumable Fuels — 9.0%
	Apache Corp.	61,700	5,198,842
	Cimarex Energy Co.	143,217	4,671,738
	Comstock Resources, Inc. (a)	73,964	2,945,986
	Continental Resources, Inc. (a)	46,739	1,383,942
	Devon Energy Corp.	80,521	5,092,148
	EOG Resources, Inc.	72,524	5,308,031
	Exxon Mobil Corp.	213,634	14,815,518
	Hess Corp.	71,500	4,761,185
	Occidental Petroleum Corp.	111,180	7,461,290
	Peabody Energy Corp.	79,213	2,691,658
	Petroleo Brasileiro SA, ADR	130,400	5,741,512
	StatoilHydro ASA, ADR	200,700	4,218,714
Oil, Gas & Consumable Fuels Total			64,290,564
ENERGY TOTAL			103,801,486
FINANCIALS — 15.4%
Capital Markets — 4.6%
	Ameriprise Financial, Inc.	184,800	5,580,960
	Charles Schwab Corp.	178,918	3,148,957
	Credit Suisse Group AG, ADR	56,016	2,511,197
	Goldman Sachs Group, Inc.	61,420	8,879,489
	Invesco Ltd.	355,200	5,558,880
	Raymond James Financial, Inc.	248,304	3,948,034
	Waddell & Reed Financial, Inc., Class A	116,794	2,849,774
Capital Markets Total			32,477,291
Commercial Banks — 3.7%
	Fifth Third Bancorp	779,336	5,377,418
	Glacier Bancorp, Inc.	148,700	2,463,959
	TCF Financial Corp.	250,376	3,595,399
	Wells Fargo & Co.	601,381	15,335,216
Commercial Banks Total			26,771,992
Consumer Finance — 0.9%
	American Express Co.	262,900	6,533,065
Consumer Finance Total			6,533,065
Diversified Financial Services — 2.9%
	Hong Kong Exchanges & Clearing Ltd.	206,300	3,202,295
	JPMorgan Chase & Co.	459,400	16,951,860
	Portfolio Recovery Associates, Inc. (a)	7,577	272,545
Diversified Financial Services Total			20,426,700

3

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Insurance — 2.6%
	ACE Ltd.	54,700	2,406,253
	Aon Corp.	101,200	3,643,200
	Axis Capital Holdings Ltd.	94,654	2,260,338
	MetLife, Inc.	175,700	5,534,550
	Prudential Financial, Inc.	112,430	4,487,081
Insurance Total			18,331,422
Real Estate Investment Trusts (REITs) — 0.7%
	Digital Realty Trust, Inc.	66,353	2,373,447
	Redwood Trust, Inc.	156,435	2,490,445
Real Estate Investment Trusts (REITs) Total			4,863,892
FINANCIALS TOTAL			109,404,362
HEALTH CARE — 11.5%
Biotechnology — 2.9%
	Amgen, Inc. (a)	122,300	6,107,662
	Celgene Corp. (a)	77,807	3,286,568
	Cephalon, Inc. (a)	24,600	1,434,426
	Genzyme Corp. (a)	35,671	2,109,583
	Gilead Sciences, Inc. (a)	116,690	5,029,339
	OSI Pharmaceuticals, Inc. (a)	47,500	1,605,500
	Seattle Genetics, Inc. (a)	152,500	1,401,475
Biotechnology Total			20,974,553
Health Care Equipment & Supplies — 1.8%
	Baxter International, Inc.	91,500	4,683,885
	Becton, Dickinson & Co.	52,273	3,537,837
	Hospira, Inc. (a)	72,200	2,490,900
	Smith & Nephew PLC, ADR	59,400	2,174,040
Health Care Equipment & Supplies Total			12,886,662
Health Care Providers & Services — 2.3%
	Express Scripts, Inc. (a)	86,800	5,559,540
	Medco Health Solutions, Inc. (a)	107,048	4,912,433
	UnitedHealth Group, Inc.	215,321	5,727,538
Health Care Providers & Services Total			16,199,511
Life Sciences Tools & Services — 1.1%
	Illumina, Inc. (a)	70,187	2,576,565
	Life Technologies Corp. (a)	95,268	3,694,493
	QIAGEN N.V. (a)	107,372	1,889,747
Life Sciences Tools & Services Total			8,160,805
Pharmaceuticals — 3.4%
	Abbott Laboratories	174,100	7,844,946
	Allergan, Inc.	103,881	4,584,268

4

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Pharmaceuticals — (continued)
	Novo Nordisk A/S, ADR	63,600	3,312,288
	Sanofi-Aventis SA, ADR	153,816	4,874,429
	Teva Pharmaceutical Industries Ltd., ADR	74,696	3,462,907
Pharmaceuticals Total			24,078,838
HEALTH CARE TOTAL			82,300,369
INDUSTRIALS — 9.5%
Aerospace & Defense — 1.6%
	Lockheed Martin Corp.	42,100	3,520,823
	Raytheon Co.	56,800	2,536,120
	United Technologies Corp.	101,460	5,337,811
Aerospace & Defense Total			11,394,754
Air Freight & Logistics — 0.7%
	Expeditors International of Washington, Inc.	103,100	3,382,711
	UTI Worldwide, Inc. (a)	140,858	1,846,648
Air Freight & Logistics Total			5,229,359
Construction & Engineering — 0.8%
	EMCOR Group, Inc. (a)	153,799	3,455,863
	Insituform Technologies, Inc., Class A (a)	166,874	2,434,692
Construction & Engineering Total			5,890,555
Industrial Conglomerates — 1.6%
	General Electric Co.	404,200	5,448,616
	Siemens AG, ADR	79,325	5,825,628
Industrial Conglomerates Total			11,274,244
Machinery — 1.7%
	Caterpillar, Inc.	93,518	3,316,148
	Joy Global, Inc.	102,346	3,527,867
	Kubota Corp.	191,000	1,403,233
	Parker Hannifin Corp.	86,400	3,651,264
Machinery Total			11,898,512
Marine — 1.7%
	A.P. Moller - Maersk A/S, Class B	780	4,849,464
	Diana Shipping, Inc.	200,669	3,618,062
	Genco Shipping & Trading Ltd.	126,745	3,314,382
Marine Total			11,781,908
Professional Services — 0.5%
	Dun & Bradstreet Corp.	42,406	3,468,387
Professional Services Total			3,468,387

5

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Road & Rail — 0.4%
Landstar System, Inc.	81,700	3,104,600
Road & Rail Total		3,104,600
Trading Companies & Distributors — 0.5%
W.W. Grainger, Inc.	44,400	3,500,052
Trading Companies & Distributors Total		3,500,052
INDUSTRIALS TOTAL		67,542,371
INFORMATION TECHNOLOGY — 17.1%
Communications Equipment — 1.0%
ADTRAN, Inc.	159,781	3,320,249
Brocade Communications Systems, Inc. (a)	475,710	3,491,712
Communications Equipment Total		6,811,961
Computers & Peripherals — 5.5%
Apple, Inc. (a)	105,200	14,287,212
Hewlett-Packard Co.	361,136	12,405,022
International Business Machines Corp.	119,162	12,664,537
Computers & Peripherals Total		39,356,771
Electronic Equipment, Instruments & Components — 0.9%
Agilent Technologies, Inc. (a)	180,000	3,281,400
LG Display Co., Ltd., ADR	270,072	3,184,149
Electronic Equipment, Instruments & Components Total		6,465,549
Internet Software & Services — 1.7%
Equinix, Inc. (a)	33,500	2,492,400
Google, Inc., Class A (a)	23,800	9,930,074
Internet Software & Services Total		12,422,474
IT Services — 2.4%
Affiliated Computer Services, Inc., Class A (a)	81,732	3,673,036
Fiserv, Inc. (a)	104,989	4,447,334
Hewitt Associates, Inc., Class A (a)	75,400	2,186,600
MasterCard, Inc., Class A	14,700	2,592,051
Redecard SA	271,500	3,968,459
IT Services Total		16,867,480
Semiconductors & Semiconductor Equipment — 1.8%
Amkor Technology, Inc. (a)	233,877	1,061,801
Fairchild Semiconductor International, Inc. (a)	168,181	1,187,358
Intel Corp.	372,152	5,850,229
Micron Technology, Inc. (a)	616,361	3,118,787
Texas Instruments, Inc.	101,700	1,972,980
Semiconductors & Semiconductor Equipment Total		13,191,155

6

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Software — 3.8%
	Activision Blizzard, Inc. (a)	247,100	2,984,968
	Microsoft Corp.	821,034	17,151,400
	Nintendo Co., Ltd.	11,610	3,154,128
	Oracle Corp.	191,200	3,745,608
Software Total			27,036,104
INFORMATION TECHNOLOGY TOTAL			122,151,494
MATERIALS — 5.6%
Chemicals — 1.5%
	Monsanto Co.	77,200	6,341,980
	Potash Corp. of Saskatchewan, Inc.	35,000	4,054,400
Chemicals Total			10,396,380
Metals & Mining — 4.1%
	ArcelorMittal	93,400	3,099,012
	Cliffs Natural Resources, Inc.	91,200	2,485,200
	Freeport-McMoRan Copper & Gold, Inc.	143,700	7,821,591
	Kaiser Aluminum Corp.	113,700	3,532,659
	Nucor Corp.	92,500	4,061,675
	Thompson Creek Metals Co., Inc. (a)	455,220	4,370,112
	Vale SA, ADR	207,100	3,965,965
Metals & Mining Total			29,336,214
MATERIALS TOTAL			39,732,594
TELECOMMUNICATION SERVICES — 2.4%
Diversified Telecommunication Services — 1.2%
	Verizon Communications, Inc.	287,577	8,414,503
Diversified Telecommunication Services Total			8,414,503
Wireless Telecommunication Services — 1.2%
	American Tower Corp., Class A (a)	98,800	3,148,756
	Millicom International Cellular SA (a)	46,588	2,827,891
	Sprint Nextel Corp. (a)	530,066	2,729,840
Wireless Telecommunication Services Total			8,706,487
TELECOMMUNICATION SERVICES TOTAL			17,120,990
UTILITIES — 2.9%
Electric Utilities — 1.2%
	Entergy Corp.	62,053	4,630,395
	Exelon Corp.	79,604	3,821,788
Electric Utilities Total			8,452,183

7

		Shares	Value ($)
Common Stocks — (continued)
UTILITIES — (continued)
Gas Utilities — 0.4%
	Perusahaan Gas Negara PT	10,329,000	2,899,544
Gas Utilities Total			2,899,544
Independent Power Producers & Energy Traders — 0.6%
	AES Corp. (a)	447,137	4,466,898
Independent Power Producers & Energy Traders Total			4,466,898
Multi-Utilities — 0.7%
	Public Service Enterprise Group, Inc.	152,500	4,860,175
Multi-Utilities Total			4,860,175
UTILITIES TOTAL			20,678,800

	Total Common Stocks (cost of $666,953,438)		698,795,203

	Par ($)
Short-Term Obligation — 0.9%
Repurchase agreement with Fixed Income Clearing Corp., dated 05/29/09, due on 06/01/09, at 0.110%, collateralized by U.S. Treasury Obligations with various maturities to 10/31/11, market value $6,040,733 (repurchase proceeds $5,921,054)	5,921,000	5,921,000

Total Short-Term Obligation (cost of $5,921,000)		5,921,000

Total Investments — 99.0% (cost of $672,874,438)(b)(c)		704,716,203

Other Assets & Liabilities, Net — 1.0%		7,440,668

Net Assets — 100.0%		712,156,871

8

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

	Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

On September 1, 2008, the Fund adopted Statement of  Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•                  Level 1—quoted prices in active markets for identical securities

•                  Level 2—prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3—prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

	The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	The following table summarizes the inputs used, as of May 31, 2009, in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments
	Level 1 — Quoted Prices	$672,495,328	$—
	Level 2 — Other Significant Observable Inputs	32,220,875	—
	Level 3 — Significant Unobservable Inputs	—	—
	Total	$704,716,203	$—

	The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

9

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $672,874,438.
(c)	Unrealized appreciation and depreciation at May 31, 2009, based on cost of investments for federal income tax purposes was:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
	$89,691,849	$(57,850,084)	$31,841,765

	Acronym	Name
	ADR	American Depositary Receipt

10

INVESTMENT PORTFOLIO
May 31, 2009 (Unaudited)	Columbia Technology Fund

		Shares	Value ($)*
Common Stocks — 95.3%
CONSUMER DISCRETIONARY — 3.1%
Hotels, Restaurants & Leisure — 0.6%
	Ctrip.com International Ltd., ADR	34,750	1,423,012
Hotels, Restaurants & Leisure Total			1,423,012
Household Durables — 0.8%
	Garmin Ltd.	98,660	2,060,021
Household Durables Total			2,060,021
Internet & Catalog Retail — 1.7%
	Amazon.com, Inc. (a)	22,270	1,736,837
	Netflix, Inc. (a)	28,220	1,112,433
	Priceline.com, Inc. (a)	10,820	1,191,390
Internet & Catalog Retail Total			4,040,660
CONSUMER DISCRETIONARY TOTAL			7,523,693
HEALTH CARE — 1.6%
Health Care Technology — 1.1%
	Cerner Corp. (a)	25,930	1,511,460
	Omnicell, Inc. (a)	125,190	1,150,496
Health Care Technology Total			2,661,956
Life Sciences Tools & Services — 0.5%
	Illumina, Inc. (a)	31,980	1,173,986
Life Sciences Tools & Services Total			1,173,986
HEALTH CARE TOTAL			3,835,942
INDUSTRIALS — 1.2%
Electrical Equipment — 0.7%
	First Solar, Inc. (a)	9,290	1,765,100
Electrical Equipment Total			1,765,100
Professional Services — 0.5%
	Monster Worldwide, Inc. (a)	90,740	1,059,843
Professional Services Total			1,059,843
INDUSTRIALS TOTAL			2,824,943
INFORMATION TECHNOLOGY — 81.0%
Communications Equipment — 11.1%
	CommScope, Inc. (a)	29,496	773,975
	Corning, Inc.	530,750	7,802,025
	QUALCOMM, Inc.	228,870	9,976,443
	Research In Motion Ltd. (a)	81,104	6,378,019
	Tandberg ASA	105,520	1,755,782
Communications Equipment Total			26,686,244

1

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Computers & Peripherals — 13.6%
Apple, Inc. (a)	63,724	8,654,356
Dell, Inc. (a)	293,610	3,400,004
EMC Corp. (a)	225,410	2,648,567
NCR Corp. (a)	257,060	2,760,824
NetApp, Inc. (a)	198,690	3,874,455
SanDisk Corp. (a)	372,950	5,840,397
Seagate Technology	226,050	1,968,896
Teradata Corp. (a)	68,560	1,480,896
Western Digital Corp. (a)	75,290	1,870,957
Computers & Peripherals Total		32,499,352
Electronic Equipment, Instruments & Components — 5.6%
AU Optronics Corp., ADR	515,990	5,361,136
Itron, Inc. (a)	44,310	2,585,045
LG Display Co., Ltd., ADR	363,500	4,285,665
Nippon Electric Glass Co., Ltd.	125,300	1,217,492
Electronic Equipment, Instruments & Components Total		13,449,338
Internet Software & Services — 10.4%
Akamai Technologies, Inc. (a)	80,410	1,789,927
Baidu, Inc., ADR (a)	7,340	1,937,393
eBay, Inc. (a)	228,740	4,030,399
Equinix, Inc. (a)	26,715	1,987,596
Google, Inc., Class A (a)	17,970	7,497,623
Sohu.com, Inc. (a)	45,970	2,902,546
VeriSign, Inc. (a)	145,990	3,417,626
Vocus, Inc. (a)	72,850	1,392,163
Internet Software & Services Total		24,955,273
IT Services — 3.6%
Accenture Ltd., Class A	54,060	1,618,016
Affiliated Computer Services, Inc., Class A (a)	30,080	1,351,795
Cognizant Technology Solutions Corp., Class A (a)	72,110	1,816,451
Fiserv, Inc. (a)	61,930	2,623,355
TNS, Inc. (a)	66,270	1,249,189
IT Services Total		8,658,806
Semiconductors & Semiconductor Equipment — 13.1%
Altera Corp.	113,580	1,933,132
Analog Devices, Inc.	249,131	6,081,288
ASML Holding N.V., N.Y. Registered Shares	116,560	2,412,792

2

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Semiconductors & Semiconductor Equipment — (continued)
Atheros Communications, Inc. (a)	214,850	3,600,886
Broadcom Corp., Class A (a)	146,650	3,736,642
International Rectifier Corp. (a)	49,870	721,619
MEMC Electronic Materials, Inc. (a)	302,240	5,830,209
Microsemi Corp. (a)	246,788	3,321,766
NVIDIA Corp. (a)	236,130	2,462,836
Trident Microsystems, Inc. (a)	674,630	1,160,364
Semiconductors & Semiconductor Equipment Total		31,261,534
Software — 23.6%
Activision Blizzard, Inc. (a)	85,966	1,038,469
Adobe Systems, Inc. (a)	93,470	2,633,985
Autodesk, Inc. (a)	119,310	2,560,393
Blackboard, Inc. (a)	71,019	2,046,768
BMC Software, Inc. (a)	65,310	2,227,071
Cadence Design Systems, Inc. (a)	123,870	699,865
Check Point Software Technologies Ltd. (a)	70,460	1,645,241
Concur Technologies, Inc. (a)	56,250	1,659,375
Electronic Arts, Inc. (a)	165,640	3,808,064
Intuit, Inc. (a)	94,360	2,568,479
McAfee, Inc. (a)	59,970	2,352,623
Microsoft Corp.	440,950	9,211,445
Nice Systems Ltd., ADR (a)	38,370	880,975
Nuance Communications, Inc. (a)	212,740	2,637,976
Oracle Corp.	121,700	2,384,103
Red Hat, Inc. (a)	104,940	2,093,553
Salesforce.com, Inc. (a)	60,720	2,304,324
Sybase, Inc. (a)	94,870	3,086,121
Symantec Corp. (a)	358,030	5,581,688
Synopsys, Inc. (a)	113,710	2,215,071
TiVo, Inc. (a)	263,610	1,845,270
Tyler Technologies, Inc. (a)	53,980	906,864
Software Total		56,387,723
INFORMATION TECHNOLOGY TOTAL		193,898,270
TELECOMMUNICATION SERVICES — 8.4%
Diversified Telecommunication Services — 0.5%
Neutral Tandem, Inc. (a)	43,960	1,274,840
Diversified Telecommunication Services Total		1,274,840

3

		Shares	Value ($)
Common Stocks — (continued)
TELECOMMUNICATION SERVICES — (continued)
Wireless Telecommunication Services — 7.9%
	America Movil SAB de CV, Series L, ADR	50,220	1,924,933
	American Tower Corp., Class A (a)	113,893	3,629,770
	Crown Castle International Corp. (a)	111,880	2,714,209
	Leap Wireless International, Inc. (a)	57,590	2,159,049
	Millicom International Cellular SA (a)	34,420	2,089,294
	SBA Communications Corp., Class A (a)	247,780	6,335,734
Wireless Telecommunication Services Total			18,852,989
TELECOMMUNICATION SERVICES TOTAL			20,127,829

	Total Common Stocks (cost of $202,354,977)		228,210,677

		Par ($)
Short-Term Obligation — 4.3%
	Repurchase agreement with Fixed Income Clearing Corp., dated 05/29/09, due 06/01/09 at 0.110%, collateralized by a U.S. Treasury obligation maturing 05/31/12, market value $10,471,065 (repurchase proceeds $10,265,094)	10,265,000	10,265,000

	Total Short-Term Obligation (cost of $10,265,000)		10,265,000

	Total Investments — 99.6% (cost of $212,619,977)(b)(c)		238,475,677

	Other Assets & Liabilities, Net — 0.4%		847,666

	Net Assets — 100.0%		239,323,343

4

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment.  To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums.  Multiple inputs from various sources may be used to determine value.

On September 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of May 31, 2009, in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments
	Level 1 — Quoted Prices	$225,237,403	$—
	Level 2 — Other Significant Observable Inputs	13,238,274	—
	Level 3 — Significant Unobservable Inputs	—	—
	Total	$238,475,677	$—

	The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

5

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $212,619,977.
(c)	Unrealized appreciation and depreciation at May 31, 2009 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$30,684,655	$(4,828,955)	$25,855,700

	Acronym	Name
	ADR	American Depositary Receipt

6

Item  2.   Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)   There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.    Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	July 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	July 22, 2009

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	July 22, 2009